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                                     [LOGO]

                                 ANNUAL REPORT

                                 JUNE 30, 2000
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TABLE OF CONTENTS

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
                                                                PAGE
MANAGEMENT DISCUSSION AND ANALYSIS..........................      1
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      8
  SA International HBtM Fund................................     10
  SA International Small Company Fund.......................     16
  SA U.S. HBtM Fund.........................................     17
  SA U.S. Market Fund.......................................     20
  SA U.S. Small Company Fund................................     29
STATEMENTS OF ASSETS AND LIABILITIES........................     40
STATEMENTS OF OPERATIONS....................................     42
STATEMENTS OF CHANGES IN NET ASSETS.........................     44
FINANCIAL HIGHLIGHTS........................................     46
NOTES TO FINANCIAL STATEMENTS...............................     52
REPORT OF INDEPENDENT ACCOUNTANTS...........................     61

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SA Fixed Income Fund

--------------------------------------------------------------------------------

    The series seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in US government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of five years.

    Fiscal 2000 was a time when the Federal Reserve Board raised interest rates five times in an attempt to hedge inflation and cool the economy. As a result, short-term interest rates increased while long-term bonds remained stable, thus creating an inverted yield curve. The series, operating in an inverted and sometimes flat yield curve environment, kept bond maturities on the short side of the zero to five-year spectrum. Typical yield curves are upward sloping, but when you have an inverted or flat curve no yield premium is received for extending the maturity.

             Comparison of Change in Value of a $10,000 Investment
                  in SA Fixed Income Fund -- vs. Merrill Lynch
                         3-5 year Government Bond Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              MERRILL LYNCH 3-5 GOV'T  SA FIXED INCOME  SA FIXED INCOME
                           BOND INDEX   FUND - S CLASS   FUND - I CLASS
Jul 29, 1999               $10,000.00       $10,000.00       $10,000.00
Aug 31, 1999                $9,998.46       $10,040.00       $10,040.00
Sep 30, 1999               $10,091.36       $10,069.27       $10,073.43
Oct 31, 1999               $10,103.46       $10,069.27       $10,073.43
Nov 30, 1999               $10,106.98       $10,109.51       $10,113.68
Dec 31, 1999               $10,077.49       $10,136.26       $10,147.09
Jan 31, 2000               $10,022.67       $10,156.57       $10,167.42
Feb 29, 2000               $10,101.26       $10,197.20       $10,208.09
Mar 31, 2000               $10,216.83       $10,260.61       $10,267.98
Apr 30, 2000               $10,210.01       $10,291.30       $10,308.97
May 31, 2000               $10,242.59       $10,311.76       $10,329.47
Jun 30, 2000               $10,412.97       $10,375.77       $10,390.08

    The Merrill Lynch 3-5 year Government Bond Index is a market capitalization weighted basket of U.S. Government Treasuries/Agencies with a duration of 3-5 years.

    PERFORMANCE INFORMATION

                                                      INCEPTION TO
                                                    JUNE 30, 2000(A)
                                                    ----------------
--------------------------------------------------------------------
SA Fixed Income Fund -- I Shares..................            3.90%
SA Fixed Income Fund -- S Shares..................            3.76%
Merrill Lynch 3-5 Government Bond Index...........            4.13%

(a)  From commencement of operations (July 29, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA International HBtM Fund

--------------------------------------------------------------------------------

    The series invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30 percent of publicly traded non-US companies.

    The international high book-to-market sector in fiscal 2000 consisted of solid gains from Europe and mixed returns from Asia. However, the strength of the dollar relative to the other countries mitigated these returns. When the dollar increases faster than foreign currencies, the movement reduces the return of the foreign markets in dollar terms.

             Comparison of Change in Value of a $10,000 Investment
                       in SA International HBtM Fund vs.
                             MSCI EAFE Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     SA INTL. HBTM   SA INTL. HBTM
              MSCI EAFE VALUE INDEX  FUND - S CLASS  FUND - I CLASS
Aug 5, 1999              $10,000.00      $10,000.00      $10,000.00
Aug 31, 1999              $9,873.50       $9,920.00       $9,920.00
Sep 30, 1999              $9,919.24       $9,910.00       $9,910.00
Oct 31, 1999             $10,140.17       $9,790.00       $9,800.00
Nov 30, 1999             $10,120.75       $9,630.00       $9,640.00
Dec 31, 1999             $10,803.34      $10,015.06      $10,035.66
Jan 31, 2000             $10,031.65       $9,382.84       $9,392.74
Feb 29, 2000              $9,989.86       $9,011.54       $9,021.05
Mar 31, 2000             $10,598.45       $9,573.51       $9,593.65
Apr 30, 2000             $10,186.27       $9,262.42       $9,272.19
May 31, 2000             $10,311.52       $9,533.37       $9,543.42
Jun 30, 2000             $10,747.14      $10,015.06      $10,035.66

    The Morgan Stanley Capital International (MSCI) EAFE Value Index is comprised of companies with the lowest price-to-book ratio (value) within the MSCI EAFE Index. The MSCI EAFE Index is an index of the securities traded in Europe, Australia, and the Far East, weighted by market capitalization.

    PERFORMANCE INFORMATION

                                                      INCEPTION TO
                                                    JUNE 30, 2000(A)
                                                    ----------------
--------------------------------------------------------------------
SA International HBtM Fund -- I Shares............           0.36%
SA International HBtM Fund -- S Shares............           0.15%
MSCI EAFE Value Index.............................           7.47%

(a)  From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA International Small Company Fund

--------------------------------------------------------------------------------

    The fund consists of investments in five mutual funds:

    DFA JAPAN SMALL COMPANY PORTFOLIO: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the lower half of companies on the First Section of Tokyo Stock Exchange.

    DFA PACIFIC RIM SMALL COMPANY PORTFOLIO: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the major exchanges of Australia, Hong Kong, Malaysia, New Zealand and Singapore.

    DFA UNITED KINGDOM SMALL COMPANY PORTFOLIO: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the lower half by market cap of companies traded on the International Stock Exchange of the United Kingdom.

    DFA CONTINENTAL SMALL COMPANY PORTFOLIO: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the major exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

    DFA EMERGING MARKETS PORTFOLIO: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to non-US large companies in "emerging market" countries including Argentina, Brazil, Chile, Greece, Indonesia, Israel, Malaysia, Mexico, Philippines, Portugal, South Korea, Thailand and Turkey.

    The international small market for fiscal 2000 was mixed. Continental Europe, the United Kingdom and Japan posted moderate gains while the Pacific Rim was off for the period. Actual country returns are quite strong, but the strength of the dollar relative to these countries reduced some of the gains. When the dollar increases faster than foreign currencies, the movement reduces the return of the foreign markets in dollar terms.

--------------------------------------------------------------------------------
SA International Small Company Fund
 (Continued)

--------------------------------------------------------------------------------

             Comparison of Change in Value of a $10,000 Investment
               in SA International Small Company Fund -- vs. the
                Salomon Smith Barney Extended Market Index (EMI)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SALOMON SMITH BARNEY EXTENDED    SA INTL. SMALL      SA INTL. SMALL
                           MARKET INDEX (b)  CO. FUND - S CLASS  CO. FUND - I CLASS
Aug 5, 1999                      $10,000.00          $10,000.00          $10,000.00
Aug 31, 1999                     $10,149.00          $10,327.71          $10,327.71
Sep 30, 1999                     $10,145.00          $10,278.05          $10,278.05
Oct 31, 1999                     $10,057.00          $10,158.89          $10,158.89
Nov 30, 1999                     $10,395.00          $10,079.44          $10,079.44
Dec 31, 1999                     $11,024.00          $10,258.81          $10,247.98
Jan 31, 2000                     $10,716.00          $10,228.33          $10,207.40
Feb 29, 2000                     $10,990.00          $10,340.06          $10,319.01
Mar 31, 2000                     $11,166.00          $10,634.62          $10,613.26
Apr 30, 2000                     $10,442.00           $9,781.42           $9,760.95
May 31, 2000                     $10,257.00           $9,811.89           $9,791.39
Jun 30, 2000                     $11,019.00          $10,583.84          $10,562.53

    Salomon Smith Barney Extended Market Index (EMI) is compiled by Salomon Smith Barney. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

    For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the year ended June 30, 2000, the blended return was calculated using 40%, 25%, 20% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

    PERFORMANCE INFORMATION

                                                    INCEPTION TO
                                                    JUNE 30, 2000
                                                    -------------
-----------------------------------------------------------------
SA International Small Company Fund -- I Shares...          5.84%(a)
SA International Small Company Fund -- S Shares...          5.63%(a)
Salomon Smith Barney Extended Market Index........         10.19%(b)

(a)  From commencement of operations (August 5, 1999).
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund

--------------------------------------------------------------------------------

    The series seeks to capture return premiums associated with high book-to-market ratios and market capitalization by investing in firms that have average weighted markets caps of approximately $10 billion and book-to-market ratios in the upper 30 percent of publicly traded US companies. The series also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

    The US high book-to-market asset class in fiscal 2000 reflected the performance of the value sector. The series' positions in non-technology stocks, in a period of time when technology and small company stocks dominated, accounts for the dispersion from popular market averages.

             Comparison of Change in Value of a $10,000 Investment
                          in SA U.S. HBtM Fund vs. the
                            Russell 1000 Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RUSSELL 1000   SA U.S. HBTM    SA U.S. HBTM
           VALUE INDEX  FUND - S CLASS  FUND - I CLASS
8/5/99      $10,000.00      $10,000.00      $10,000.00
08/31/99     $9,686.66      $10,000.00      $10,010.00
09/30/99     $9,334.28       $9,280.00       $9,270.00
10/31/99     $9,839.55       $9,600.00       $9,600.00
11/30/99     $9,756.83       $9,320.00       $9,320.00
12/31/99     $9,788.30       $9,420.00       $9,410.00
01/31/00     $9,461.03       $8,890.00       $8,880.00
02/29/00     $8,733.58       $7,970.00       $7,960.00
03/31/00     $9,768.87       $9,010.00       $9,010.00
04/30/00     $9,649.69       $9,280.00       $9,280.00
05/31/00     $9,730.52       $9,340.00       $9,340.00
06/30/00     $9,259.30       $8,620.00       $8,620.00

    The Russell 1000 Value Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                      INCEPTION TO
                                                    JUNE 30, 2000(A)
                                                    ----------------
--------------------------------------------------------------------
SA U.S. HBtM Fund -- I Shares.....................          (13.80)%
SA U.S. HBtM Fund -- S Shares.....................          (13.80)%
Russell 1000 Value Index..........................           (7.41)%

(a)  From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA U.S. Market Fund

--------------------------------------------------------------------------------

    The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of companies on a market cap-weighted basis. The series provides access to publicly traded firms that have average weighted market caps between $102 million and $334 Billion.

    The US stock market in fiscal 2000 was strong. The market cap-weighted series -- meaning stocks with the largest market capitalization represent the largest holdings of the series -- participated in the concentrated bull run of technology stocks and balanced out the return with small cap exposure when the technology stocks were troubled in April and May 2000.

             Comparison of Change in Value of a $10,000 Investment
                         in SA U.S. Market Fund vs. the
                              Wilshire 5000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   SA U.S. MARKET  SA U.S. MARKET
          WILSHIRE 5000 INDEX (B)     FUND - S     FUND - I CLASS
                                       CLASS
8/5/99                 $10,000.00      $10,000.00      $10,000.00
08/31/99                $9,906.79       $9,990.00      $10,000.00
09/30/99                $9,647.93       $9,740.00       $9,740.00
10/31/99               $10,261.54      $10,250.00      $10,250.00
11/30/99               $10,605.10      $10,490.00      $10,500.00
12/31/99               $11,410.35      $11,150.00      $11,150.00
01/31/00               $10,936.70      $10,790.00      $10,810.00
02/29/00               $11,181.69      $11,180.00      $11,200.00
03/31/00               $11,845.87      $11,810.00      $11,830.00
04/30/00               $11,228.70      $11,430.00      $11,450.00
05/31/00               $10,836.48      $11,090.00      $11,120.00
06/30/00               $11,314.48      $11,560.00      $11,590.00

    The Wilshire 5000 Index is a market capitalization weighted broad index of all U.S headquartered equity securities.

    PERFORMANCE INFORMATION

                                                    INCEPTION TO
                                                    JUNE 30, 2000
                                                    -------------
-----------------------------------------------------------------
SA U.S. Market Fund -- I Shares...................  15.90%(a)
SA U.S. Market Fund -- S Shares...................  15.60%(a)
Wilshire 5000 Index...............................  13.14%(b)

(a)  From commencement of operations (August 5, 1999).
(b) Performance for the benchmark is not available from August 5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund

--------------------------------------------------------------------------------

    The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded US small firms that have average weighted market caps of approximately $600 million.

    The US small company asset class in fiscal 2000 was strong. The series benefited from the concentrated bull run of technology stocks with a number of the series' top holdings coming from that sector. The recent trend of large-cap stocks outperforming small-cap stocks reversed this period.

             Comparison of Change in Value of a $10,000 Investment
                     in SA U.S. Small Company Fund vs. the
                               Russell 2000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                SA U.S. SMALL       SA U.S. SMALL
          RUSSELL 2000 INDEX  CO. FUND - S CLASS  CO. FUND - I CLASS
8/5/99            $10,000.00          $10,000.00          $10,000.00
08/31/99           $9,955.32          $10,000.00          $10,000.00
09/30/99           $9,942.99          $10,030.00          $10,030.00
10/31/99           $9,974.17           $9,910.00           $9,910.00
11/30/99          $10,566.14          $10,590.00          $10,590.00
12/31/99          $11,745.20          $11,450.00          $11,460.00
01/31/00          $11,546.95          $11,120.00          $11,140.00
02/29/00          $13,442.93          $13,330.00          $13,360.00
03/31/00          $12,544.27          $12,420.00          $12,430.00
04/30/00          $11,780.10          $11,590.00          $11,610.00
05/31/00          $11,080.40          $11,150.00          $11,170.00
06/30/00          $12,035.60          $12,550.00          $12,580.00

    The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                      INCEPTION TO
                                                    JUNE 30, 2000(A)
                                                    ----------------
--------------------------------------------------------------------
SA U.S. Small Company Fund -- I Shares............           25.80%
SA U.S. Small Company Fund -- S Shares............           25.50%
Russell 2000 Value Index..........................           20.36%

(a)  From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------
BONDS AND NOTES -- 83.2%
GOVERNMENT AGENCY -- 16.3%
  Federal Home Loan Bank, 5.625%,
    3/19/01.............................  USD   300,000  $   297,660
  Home Loan Bank, 5.875%, 8/15/01.......  USD   250,000      247,268
  Federal Home Loan Bank, 5.875%,
    9/17/01.............................  USD   250,000      247,053
  Federal Home Loan Bank, 6.000%,
    11/15/01............................  USD   500,000      494,195
  Federal Home Loan Bank, 6.750%,
    2/01/02.............................  USD 1,000,000      997,954
  Federal Home Loan Bank, 6.750%,
    2/15/02.............................  USD   500,000      498,948
  Federal National Mortgage Association,
    5.970%, 8/02/01.....................  USD   200,000      198,319
  Federal National Mortgage Association,
    6.500%, 7/10/02.....................  USD   350,000      208,762
  Federal National Mortgage Association,
    6.625%, 1/15/02.....................  USD   500,000      498,117
  Federal National Mortgage Association,
    6.625%, 4/15/02.....................  USD   600,000      597,382
                                                         -----------
                                                           4,285,658
                                                         -----------

AIRPORT -- 1.8%
  Kansai International Airport, 1.300%,
    7/29/04.............................  JPY 50,000,000     476,395
                                                         -----------

BANKS -- 24.7%
  African Development Bank MTN, 8.625%,
    5/01/01.............................  USD   250,000      252,721
  Asian Development Bank, 8.500%,
    5/02/01.............................  USD   600,000      606,594
  Bank Austria AG, 4.750%, 3/17/03......  EUR   200,000      186,662
  Bank Nederlandse Gemeenten NV, 7.000%,
    3/10/03.............................  EUR 1,000,000      448,606
  Caisse D'Amortissement de La Dette
    Sociale, 5.500%, 4/25/02............  EUR   600,000      571,588
  Credit Local De France SA, 6.000%,
    9/24/01.............................  EUR   300,000      288,930
  Deutsche Genossen-HypotheKenbank,
    3.500%, 10/26/01....................  EUR   300,000      280,385
  European Investment Bank, 0.875%,
    11/08/04............................  JPY 75,000,000     704,506
  Export-Import Bank, 4.375%,
    10/01/03............................  JPY 48,000,000     504,482
  Intermediate American Development
    Bank, 8.500%, 5/01/01...............  USD   500,000      506,383
  International Bank for Reconstruction
    & Development, 4.750%, 12/20/04.....  JPY 50,000,000     548,890
  Landesbank Rheinland-Phalz
    Girozentrale, 5.750%, 10/16/03......  EUR   700,000      673,900
  Nederlandse Waterschapsbank NV,
    5.125%, 12/30/02....................  EUR 1,600,000      687,097
  Westfaelische Hypothekenbank, 3.250%,
    8/15/01.............................  EUR   250,000      233,973
                                                         -----------
                                                           6,494,717
                                                         -----------
                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------

FINANCE -- AUTO LOANS -- 2.1%
  Toyota Motor Credit Corp., 1.000%,
    12/20/04............................  JPY 27,000,000 $   253,241
  Toyota Motor Credit Corp., 5.500%,
    9/17/01.............................  USD   300,000      294,708
                                                         -----------
                                                             547,949
                                                         -----------

FINANCIAL SERVICES -- 5.1%
  Credit Agricole Indosuez, 7.140%,
    7/03/01.............................  USD   600,000      600,360
  MBIA, Inc., 9.000%, 2/15/01...........  USD   250,000      252,478
  National Rural Utilities Cooperative
    Finance Corp., 5.280%, 2/04/02......  USD   500,000      485,950
                                                         -----------
                                                           1,338,788
                                                         -----------

FOREIGN GOVERNMENT/AGENCY -- 25.0%
  Canada Mortgage & Housing Corp.,
    7.250%, 9/01/01.....................  CAD   350,000      240,808
  Government of Canada, 9.750%,
    6/01/01.............................  CAD   750,000      523,140
  Government of France, 4.500%,
    7/12/03.............................  EUR   500,000      469,873
  Government of The Netherlands, 6.500%,
    4/15/03.............................  EUR   500,000      493,404
  Japan Finance Corp., 8.700%,
    7/30/01.............................  USD   500,000      507,726
  KFW International Finance, 5.000%,
    1/22/02.............................  USD   300,000      290,580
  KFW International Finance, 6.250%,
    10/15/03............................  EUR   200,000      195,462
  Kingdom of Denmark, 4.000%, 2/15/01...  DKK  5,500,000     695,549
  Kingdom of Sweden, 5.500%, 4/12/02....  SEK  5,000,000     570,975
  New South Wales Treasury Corp.,
    5.500%, 10/01/02....................  AUD   300,000      176,767
  New South Wales Treasury Corp.,
    8.000%, 12/01/01....................  AUD   500,000      305,866
  Province of Alberta, 10.250%,
    8/22/01.............................  CAD   700,000      494,200
  Queensland Treasury-Global, 8.000%,
    8/14/01.............................  AUD   500,000      304,672
  Republic of Austria, 4.300%, 7/15/03..  EUR   250,000      232,012
  Treuhandanstalt, 6.625%, 7/09/03......  EUR   600,000      596,457
  United Kingdom Treasury, 7.000%,
    11/06/01............................  GBP   150,000      229,598
  United Kingdom Treasury, 10.000%,
    2/26/01.............................  GBP   150,000      232,626
                                                         -----------
                                                           6,559,715
                                                         -----------

FOREIGN -- MUNICIPAL COUNTY -- 0.9%
  Dept. Des Hauts-De-Seine, 7.000%,
    7/21/03.............................  EUR 1,500,000      229,268
                                                         -----------

INSURANCE -- 0.9%
  American International Group, Inc.
    MTN, 6.340%, 8/16/01................  USD   250,000      247,244
                                                         -----------

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------------
                                              FACE
                                             AMOUNT        VALUE+
OIL & GAS -- 1.9%
  Elf Aquitaine SA, 8.000%, 10/15/01....  USD   500,000  $   505,132
                                                         -----------

RETAIL -- 0.8%
  Wal-Mart Stores, Inc., 6.150%,
    8/10/01.............................  USD   200,000      198,132
                                                         -----------

TRANSPORTATION -- 2.0%
  Societe Nationale des Chemins de Fer,
    9.800%, 2/19/02.....................  EUR   500,000      510,212
                                                         -----------

UTILITIES -- 1.7%
  Electricite de France, 3.750%,
    10/28/03............................  EUR   500,000      456,893
                                                         -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $22,330,247).......                  21,850,103
                                                         -----------

SHORT-TERM INVESTMENTS -- 16.6%

BANKS -- 2.2%
  Commerzbank, 6.270%, 1/05/01..........  USD   600,000      580,354
                                                         -----------

FINANCIAL SERVICES -- 9.1%
  Barton Capital Corp., 6.550%,
    7/25/00.............................  USD   600,000      597,380
  CC USA, Inc., 6.630%, 9/12/00.........  USD   600,000      591,933
  Govco, Inc., 6.580%, 8/11/00..........  USD   600,000      595,504
  Windmill Financial Corp., 6.600%,
    8/07/00.............................  USD   600,000      595,930
                                                         -----------
                                                           2,380,747
                                                         -----------

TELECOMMUNICATIONS -- 2.3%
  British Telecommunications Plc,
    6.270%, 7/10/00.....................  USD   600,000      599,060
                                                         -----------
                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------

OTHER -- 3.0%
  SSgA Government Money Market Fund.....  USD       921  $       921
  SSgA Money Market Fund................  USD   794,215      794,215
                                                         -----------
                                                             795,136
                                                         -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $4,355,297)........                   4,355,297
                                                         -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8%
  (IDENTIFIED COST $26,685,544)#                    26,205,400
  Cash and Other Assets, Less Liabilities -- 0.2%       54,713
                                                    ----------
NET ASSETS -- 100%................................  $26,260,113
                                                    ==========

  +  See Note 1.
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $26,685,544. Net unrealized depreciation aggregated $480,144, of which $113,104 related to appreciated investment securities and $593,248 related to depreciated investment securities.
Key to abbreviations:
AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Monetary Unit
GBP  -- British Pound
JPY  -- Japanese Yen
SEK  -- Swedish Krona
USD  -- U.S. Dollar

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 93.6%
AUSTRALIA -- 2.4%
  Amcor Ltd.............................     6,891   $    24,072
  AMP Ltd...............................    16,600       168,770
  Boral Ltd.*...........................    23,303        29,266
  Commonwealth Bank of Australia........     3,766        62,365
  CSR Ltd...............................    12,754        35,392
  M.I.M. Holdings Ltd...................    71,623        38,551
  National Australia Bank Ltd...........     7,634       127,369
  Normandy Mining Ltd...................    21,772        11,719
  North Ltd.............................     7,076        16,715
  Orica Ltd.............................     3,427        15,531
  Origin Energy Ltd.*...................    23,303        22,437
  Pacific Dunlop Ltd....................    12,644        11,267
  Paperlinx Ltd.*.......................     2,297         4,355
  Pasminco Ltd.*........................    15,518         8,260
  Publishing & Broadcasting Ltd.........     4,567        35,097
  Qantas Airways Ltd....................    21,193        42,840
  Rio Tinto Ltd.........................     5,875        97,040
  Santos Ltd............................    10,611        32,300
  Smorgon Steel Group Ltd...............    22,900        18,352
  St. George Bank Ltd...................     7,962        54,288
  WMC Ltd...............................    16,624        74,296
                                                     -----------
                                                         930,282
                                                     -----------

AUSTRIA -- 0.1%
  Bank Austria AG.......................       301        14,661
  Voest-Alpine Stahl AG.................     1,386        41,483
                                                     -----------
                                                          56,144
                                                     -----------

BELGIUM -- 0.7%
  Bekaert NV............................       400        20,660
  Solvay SA.............................     2,100       141,343
  Tessenderlo Chemie NV.................       400        15,985
  Union Miniere SA......................     2,600        94,300
                                                     -----------
                                                         272,288
                                                     -----------

DENMARK -- 0.7%
  Carlsberg A/S.........................     1,000        30,324
  Danisco A/S...........................     1,460        48,756
  Den Danske Bank Group.................       840       101,027
  Jyske Bank A/S........................     2,720        50,810
  Kapital Holding.......................     1,474        46,583
                                                     -----------
                                                         277,500
                                                     -----------

FINLAND -- 3.2%
  Fortum Corp...........................    72,199       282,606
  Huhtamaki Van Leer Oyj, Series 1......     2,800        87,680
  Kemira Oyj............................     6,100        29,701
  Kesko Oyj.............................     8,800        89,474
  Metra Oyj, Class B....................     5,000        86,162
  Metsa-Serla Oyj, Series B.............    12,000        88,787
  Metso Oyj*............................     8,705       104,714
  Outokumpu Oyj.........................    10,700       102,153
  Sanitec Oyj*..........................       236         2,366
  Stora Enso Oyj, Series A..............     5,600        51,325
                                           SHARES      VALUE+
----------------------------------------------------------------

  Stora Enso Oyj........................    14,800   $   134,937
  UPM-Kymmene Oyj.......................     7,200       178,720
                                                     -----------
                                                       1,238,625
                                                     -----------

FRANCE -- 10.2%
  Accor SA..............................     3,500       143,448
  Assurances Generales De France........     7,900       417,457
  Banque Nationale de Paris.............       400        38,493
  Bull SA*..............................     4,700        41,191
  Christian Dior SA*....................       200        45,348
  Ciments Francais......................     1,000        49,549
  Colas SA*.............................       800        38,952
  Compagnie de Saint-Gobain.............     3,000       405,557
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700       182,899
  Credit Lyonnais SA....................       400        19,018
  Eiffage SA............................       200        11,304
  Eridania Beghin-Say SA................       900        88,157
  Euro Disney SCA*......................    25,454        16,768
  Faurecia..............................       400        15,791
  Financiere Marc de Lacharriere SA*....     1,000        31,142
  Groupe Danone*........................     2,800       371,569
  Groupe GTM............................       500        46,780
  Imerys................................       400        46,437
  Labinal SA............................       100        12,612
  Lafarge SA............................     4,500       349,707
  Lapeyre SA............................       400        20,240
  Pernod-Ricard SA......................     2,400       130,603
  PSA Peugeot Citroen...................     1,900       381,288
  Rallye SA.............................     1,100        65,163
  Remy Cointreau SA*....................     1,200        39,009
  Rue Imperiale de Lyon.................       203        39,906
  SEB SA................................       500        29,262
  Societe des Immeubles de France.......     1,100        19,953
  Societe Fonciere Lyonnaise............       200        21,022
  Societe Generale*.....................    10,000       601,461
  Usinor SA.............................     8,100        98,829
  Valeo SA..............................     2,800       149,697
                                                     -----------
                                                       3,968,612
                                                     -----------

GERMANY -- 8.0%
  Bankgesellschaft Berlin AG*...........    12,900       187,198
  BASF AG...............................     6,100       245,177
  Bayer AG..............................     7,200       281,003
  BHW Holding AG........................     1,300        32,579
  Commerzbank AG........................     5,050       180,989
  Continental AG........................     1,000        16,803
  DaimlerChrysler AG....................     9,900       516,337
  Degussa-Huels AG......................     1,300        36,985
  DePfa Deutsche Pfandbriefbank AG......       200        20,068
  Deutsche Bank AG......................     1,700       139,902
  Deutsche Lufthansa AG.................     3,750        86,675
  Dresdner Bank AG......................     4,100       168,705
  Dyckerhoff AG.........................       700        17,723
  Gehe AG...............................       500        16,468
  Heidelberg Zement.....................       300        18,502

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
GERMANY  (CONTINUED)
  Heidelberger Druckmaschinen AG........       500   $    30,159
  Hochtief AG...........................       600        18,273
  Hoechst AG............................     3,900       125,849
  HypoVereinsbank.......................     2,700       174,406
  Linde AG..............................     6,000       241,157
  MAN AG................................       800        24,181
  Merck KGaA............................     3,200       102,344
  Thyssen Krupp AG......................     4,400        71,622
  Veba AG...............................     4,900       236,241
  Volkswagen AG.........................     2,700       102,308
                                                     -----------
                                                       3,091,654
                                                     -----------

HONG KONG -- 1.9%
  Amoy Properties Ltd...................    98,000        65,371
  China Overseas Land & Investment
    Ltd.*...............................    90,000         8,543
  Great Eagle Holdings Ltd..............    21,000        33,135
  Hang Lung Development Co., Ltd........    34,000        26,387
  Hongkong and Shanghai Hotels Ltd......    27,000        15,673
  Hysan Development Co., Ltd............    24,000        25,091
  Kerry Properties Ltd..................    24,495        25,766
  New World Development Co., Ltd........    71,000        78,783
  New World Infrastructure Ltd.*........    14,400        12,653
  Sino Land Co., Ltd....................   118,000        42,005
  Swire Pacific Ltd.....................    29,000       170,008
  Tsim Sha Tsui Properties Ltd..........    24,254        16,334
  Wharf (Holdings) Ltd..................    90,000       161,055
  Wheelock and Co., Ltd.................    78,000        51,530
                                                     -----------
                                                         732,334
                                                     -----------

IRELAND -- 0.3%
  Allied Irish Banks Plc................     2,599        23,274
  Independent News & Media Plc..........     4,798        17,406
  Irish Life & Permanent Plc............     2,429        20,477
  Jefferson Smurfit Group Plc...........    40,056        68,835
                                                     -----------
                                                         129,992
                                                     -----------

ITALY -- 4.1%
  Banca di Roma.........................   235,000       288,520
  Banca Popolare di Milano..............     9,000        64,872
  Banca Popolare di Verona..............    10,000       109,791
  Banca Toscana.........................    10,000        34,083
  CIR-Compagnie Industriali Riunite
    SpA.................................     7,500        24,560
  Compart SpA*..........................    52,500        74,180
  Fiat SpA..............................    16,000       415,180
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................    10,000        83,059
  Italcementi SpA.......................     6,680        62,817
  Magneti Marelli SpA...................    10,000        52,127
  Milano Assicurazioni..................    14,000        46,513
  Parmalat Finanziaria SpA..............    60,000        84,663
  Riunione Adriatica di Sicurta SpA.....    18,600       204,210
  SAI SpA...............................     2,000        35,419
                                                     -----------
                                                       1,579,994
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

JAPAN -- 25.2%
  Amada Co., Ltd........................     8,000   $    67,857
  Amano Corp............................     2,000        22,318
  Aomori Bank Ltd.......................     2,000         9,425
  Ashikaga Bank Ltd.*...................     8,000        16,587
  Autobacs Seven Co., Ltd...............       500        16,634
  Awa Bank Ltd..........................     7,000        33,844
  Bandai Co., Ltd.......................     1,000        36,945
  Bank of Kyoto Ltd.....................    10,000        51,176
  Bank of Nagoya Ltd....................     6,000        36,756
  Bank of Yokohama Ltd..................     4,000        17,907
  Best Denki Co., Ltd...................     3,000        20,612
  Canon Sales Co., Inc..................     4,000        71,627
  Casio Computer Co., Ltd...............     3,000        33,646
  Chiba Bank Ltd........................    23,000        90,825
  Chiyoda Fire & Marine Insurance Co.,
    Ltd.................................    11,000        37,322
  Chudenko Corp.........................     2,000        28,161
  Chugoku Bank Ltd......................     6,000        56,491
  Chuo Trusts & Banking Co., Ltd........     7,000        30,479
  Citizen Watch Co......................     7,000        67,556
  Cosmo Oil Co., Ltd....................    12,000        22,054
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................     9,000        31,978
  Daicel Chemical Industries Ltd........    11,000        35,455
  Daido Steel Co., Ltd..................    35,000        81,806
  Daiichi Pharmaceutical Co., Ltd.......     3,000        76,057
  Daimaru, Inc..........................     6,000        21,036
  Daio Paper Corp.......................    10,000        99,901
  Daishi Bank Ltd.......................     9,000        34,183
  Daito Trust Construction Co., Ltd.....       900        14,844
  Daiwa Bank Ltd........................    10,000        25,918
  Daiwa House Industry Co., Ltd.........    15,000       109,420
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................     9,000        24,089
  Fuji Photo Film.......................     3,000       122,709
  Fujikura Ltd..........................     8,000        53,155
  Fukuoka City Bank Ltd.................    10,000        68,046
  Fukuoka City Bank Ltd.................     4,000        19,226
  Fukuyama Transporting Co., Ltd........     8,000        50,139
  Futaba Industrial Co., Ltd............     2,000        26,295
  Futuba Corp...........................     1,000        40,149
  General Sekiyu K.K....................     8,000        16,964
  Gunma Bank Ltd........................    15,000        77,329
  Hachijuni Bank Ltd....................    17,000       102,380
  Hankyu Department Stores, Inc.........     4,000        21,337
  Higo Bank Ltd.........................     5,000        20,546
  Hino Motors Ltd.*.....................     8,000        29,254
  Hiroshima Bank Ltd....................    19,000        71,448
  Hitachi Cable Ltd.....................     5,000        55,275
  Hitachi Ltd...........................    22,000       317,233
  Hitachi Metals Ltd....................     4,000        35,701
  Hokkoku Bank Ltd......................     9,000        38,594
  Hokuriku Bank Ltd.*...................    15,000        34,777
  House Foods Corp......................     2,000        30,913
  Hyakugo Bank Ltd......................     4,000        17,153
  Hyakujushi Bank Ltd...................     9,000        54,710

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Inax Corp.............................     7,000   $    43,080
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    29,000        52,476
  Itochu Corp.*.........................     4,000        20,169
  Itoham Foods, Inc.....................     4,000        16,889
  Iyo Bank Ltd..........................    10,000        63,145
  Izumiya Co., Ltd......................     9,000        61,581
  Japan Airport Terminal Co., Ltd.......     2,000        17,737
  Japan Energy Corp.....................    18,000        19,339
  Joyo Bank Ltd.........................    26,000        99,976
  Juroku Bank Ltd.......................     8,000        35,437
  Kajima Corp...........................     6,000        19,113
  Kamigumi Co., Ltd.....................     8,000        42,147
  Kandenko Co., Ltd.....................     5,000        21,535
  Kawasaki Heavy Industries Ltd.........    31,000        47,331
  Kinden Corp...........................     6,000        37,661
  Kissei Pharmaceutical Co., Ltd........     1,000        19,321
  Kiyo Bank Ltd.........................    23,000        61,778
  Koa Fire & Marine Insurance Co.,
    Ltd.................................     6,000        18,661
  Kobe Steel Ltd.*......................    85,000        58,480
  Kokuyo Co., Ltd.......................     3,000        49,168
  Komatsu Ltd...........................    29,000       203,892
  Komori Corp...........................     1,000        17,473
  Konica Corp...........................     5,000        42,411
  Kubota Corp...........................    35,000       126,997
  Lion Corp.............................     6,000        24,824
  Makita Corp...........................     4,000        38,113
  Marubeni Corp.........................    47,000       161,680
  Maruichi Steel Tube Ltd...............     2,000        25,352
  Matsushita Electric Industrial Co.,
    Ltd.................................    15,000       388,766
  Mazda Motor Corp......................    20,000        54,097
  Michinoku Bank Ltd....................     3,000        19,763
  Mitsubishi Gas Chemical Co., Inc......    11,000        36,803
  Mitsubishi Heavy Industries Ltd.......   101,000       447,387
  Mitsubishi Material Corp.*............    13,000        53,174
  Mitsubishi Motor Corp.*...............    12,000        51,232
  Mitsubishi Rayon Co., Ltd.............     8,000        24,353
  Mori Seiki Co., Ltd...................     3,000        46,369
  Musashino Bank Ltd....................       600        24,711
  Mycal Corp............................     6,000        20,527
  Nanto Bank Ltd........................     6,000        34,438
  National House Industrial Co., Ltd....     3,000        19,452
  New Japan Securities Co., Ltd.*.......    42,000       188,021
  NHK Spring Co., Ltd...................     5,000        22,148
  Nichido Fire and Marine Insurance Co.,
    Ltd.................................    11,000        60,129
  Nichirei Corp.........................     6,000        25,560
  Nippon Kayaku Co., Ltd................     3,000        17,106
  Nippon Mitsubishi Oil Corp............   121,000       554,225
  Nippon Sanso Corp.....................     9,000        31,299
  Nippon Shinpan Co., Ltd...............    30,000        73,229
  Nippon Shokubai Co., Ltd..............     4,000        25,484
  Nishi-Nippon Bank Ltd.................    10,000        40,432
                                           SHARES      VALUE+
----------------------------------------------------------------

  Nishimatsu Construction Co., Ltd......     5,000   $    19,697
  Nissei Sangyo Co., Ltd................     2,000        29,216
  Nisshin Flour Milling Co., Ltd........     3,000        29,970
  Nisshin Steel Co., Ltd................    98,000       107,139
  Nisshinbo Industries, Inc.............    23,000       121,389
  Nissho Iwai Corp.*....................    13,000        14,580
  NKK Corp.*............................   271,000       173,677
  Noritz Corp...........................     1,000        12,723
  North Pacific Bank Ltd................     9,000        48,942
  NTN Corp..............................     9,000        38,424
  Obayashi Corp.........................    22,000        97,243
  Onward Kashiyama Co., Ltd.............     3,000        40,714
  Pioneer Corp..........................     1,000        38,924
  Q.P. Corp.............................     3,000        25,022
  Rinnai Corp...........................     1,100        24,518
  San-In Godo Bank Ltd..................     3,000        19,339
  Sanyo Electric Co., Ltd...............    22,000       197,804
  Sanyo Shinpan Finnance Co., Ltd.......       300        10,631
  Sapporo Breweries Ltd.................     5,000        20,404
  Seino Transportation Co., Ltd.........    15,000        75,491
  Sekisui Chemical Co., Ltd.............    12,000        46,143
  Sekisui House Ltd.....................    21,000       194,157
  Shiga Bank Ltd........................     4,000        18,812
  Shikoku Bank Ltd......................     6,000        36,191
  Shima Seiki Mfg., Ltd.................     1,000        26,295
  Shimachu Co., Ltd.....................     1,000        21,205
  Shimadzu Corp.........................     4,000        22,204
  Shimizu Corp..........................     3,000         8,567
  Showa Shell Sekiyu K.K................     8,000        39,508
  Snow Brand Milk Products Co., Ltd.....     8,000        42,976
  Sumitomo Forestry Co., Ltd............     3,000        20,159
  Sumitomo Metal Industries Ltd.*.......   108,000        74,304
  Sumitomo Metal Mining Co..............    18,000        84,822
  Sumitomo Realty & Development Co.,
    Ltd.................................    10,000        44,956
  Suzuken Co., Ltd......................     1,000        38,641
  Taiheiyo Cement Corp..................    93,000       194,581
  Taisei Corp...........................    28,000        44,861
  Takashimaya Co., Ltd..................     6,000        55,869
  Tanabe Seiyaku Co., Ltd...............     6,000        45,860
  Teijin Ltd............................    12,000        58,470
  Teikoku Oil Co., Ltd..................     7,000        22,695
  Toda Corp.............................     9,000        42,835
  Toho Bank Ltd.........................     5,000        19,509
  Tokyo Style Co., Ltd..................     2,000        18,849
  Toppan Printing Co., Ltd..............    22,000       232,638
  Toshiba Tec Corp......................     5,000        25,211
  Tostem Corp...........................     3,000        48,914
  Toto Ltd..............................     9,000        69,045
  Toyo Seikan Kaisha Ltd................     7,000       130,625
  Toyo Suisan Kaisha Ltd................     2,000        18,510
  Toyo Trust & Banking Co., Ltd.........     3,000        10,122
  Toyobo Co., Ltd.......................    11,000        21,667
  Toyoda Machine Works Ltd..............     2,000        20,734
  Toyota Tsusho Corp....................     4,000        15,155
  Uny Co., Ltd..........................     4,000        55,228

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Victor Company of Japan Ltd...........     6,000   $    52,872
  Wacoal Corp...........................     3,000        30,536
  Yamagata Bank Ltd.....................     3,000        16,399
  Yamaguchi Bank Ltd....................     5,000        35,484
  Yamaha Corp...........................     6,000        65,539
  Yamatake Corp.........................     2,000        24,108
  Yamazaki Baking Co., Ltd..............     6,000        58,810
  Yasuda Trust & Banking Co., Ltd.*.....    46,000        57,226
  Yokogawa Electric Corp................     3,000        29,970
  Yokohama Rubber Co., Ltd..............     6,000        16,795
  Zexel Corp............................    27,000        37,661
                                                     -----------
                                                       9,772,278
                                                     -----------

NETHERLANDS -- 5.2%
  ABN AMRO Holding NV...................    18,193       445,685
  ASR Verzekeringsgroep NV..............       306        15,863
  Buhrmann NV...........................     1,100        31,453
  DSM NV................................     1,026        32,912
  Hagemeyer NV..........................       818        22,554
  ING Groep NV..........................    12,200       824,632
  Ispat International NV................     1,000         9,308
  Koninklijke Vopak NV..................       600        13,175
  Koninkljke (Royal) Philips Electronics
    NV..................................    13,600       641,406
                                                     -----------
                                                       2,036,988
                                                     -----------

NEW ZEALAND -- 0.1%
  Carter Holt Harvey Ltd................    31,900        27,684
  Lion Nathan Ltd.......................    10,000        22,282
                                                     -----------
                                                          49,966
                                                     -----------

NORWAY -- 0.3%
  Bergesen d.y. ASA, Class A............     2,500        51,279
  Den Norske Bank ASA*..................     6,500        26,968
  Kvaerner ASA, Series A*...............       900         9,440
  Norske Skogindustrier ASA.............     1,300        37,119
                                                     -----------
                                                         124,806
                                                     -----------

PORTUGAL -- 0.5%
  Banco Commercial Portugues SA.........     9,000        46,828
  Banco Espirito Santo SA...............       800        19,629
  Cimpor-Cimento de Portugal SGPA SA....     5,800       110,745
                                                     -----------
                                                         177,202
                                                     -----------

SINGAPORE -- 0.7%
  Centrepoint Properties Ltd............    49,779        48,424
  Fraser & Neave Ltd....................    10,000        35,611
  Keppel Corporation Ltd................    25,000        54,140
  Keppel Land Ltd.......................    24,000        31,824
  Keppel Tat Lee Bank Ltd...............    29,000        49,369
  Neptune Orient Lines Ltd.*............    41,000        37,985
  Singapore Land Ltd....................    12,000        25,570
                                                     -----------
                                                         282,923
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

SPAIN -- 2.4%
  Aceralia Corporation Siderurgica SA...     4,700   $    43,076
  Acerinox SA...........................     1,300        37,606
  ACS, Actividades de Construccion y
    Servicious SA.......................       800        22,531
  Autopistas del Mare Nostrum SA........     3,200        42,771
  Autopistas, Concesionaria Espanola
    SA..................................    12,700       110,456
  Azucarera Ebro Agricolas SA...........     3,200        38,188
  Compania Espanole de Petroleos SA.....    12,800       114,869
  Corporacion Mapfre....................     2,900        36,740
  Endesa SA.............................     9,600       185,960
  Grupo Dragados SA.....................     6,500        46,604
  Hidroelectrica del Cantabrico SA......     5,400       113,212
  Metrovacesa SA........................     2,100        35,286
  Sociedad General de Aguasde Barcelona
    SA..................................     5,000        66,829
  Vallehermoso SA.......................     4,400        26,254
                                                     -----------
                                                         920,382
                                                     -----------

SWEDEN -- 3.1%
  AssiDoman AB..........................     5,300        75,414
  Gambro AB, Series A...................    11,400        93,061
  Gambro AB, Series B...................     1,800        14,286
  Mo Och Domsjoe AB (MoDo), Series B....     3,500        77,778
  NCC AB................................     3,500        26,190
  Nordic Baltic Holding AB..............     5,716        41,687
  Scandinaviska Enskiilda Banken, Series
    A...................................    11,500       136,253
  SKF AB, Series B......................     2,900        48,498
  SKF AB, Series A......................     1,600        25,397
  SSAB Svenskt Stal AB, Series A........     3,100        30,754
  Svenska Cellulosa AB (SCA), Series
    B...................................    10,400       197,506
  Trelleborg AB, Series B...............     1,500        10,459
  Volvo AB, Series A....................     6,300       132,143
  Volvo AB, Series B....................    13,700       297,454
                                                     -----------
                                                       1,206,880
                                                     -----------

SWITZERLAND -- 5.4%
  Ascom Holding AG......................        10        32,183
  Baloise Holding Ltd...................       200       198,615
  Ciba Specialty Chemicals AG...........     2,300       143,107
  Credit Suisse Group...................       820       163,115
  Georg Fischer AG......................        60        18,648
  Helvetia Patria Holding...............       310       247,042
  Oerlikon-Buehrle Holding AG*..........       100        27,156
  Rieter Holding AG*....................       140        47,202
  SAirGroup.............................       390        65,028
  Saurer AG*............................        50        31,202
  Schindler Holding AG..................        20        30,650
  Schweizerische Lebensversicherungs-und
    Rentenanstalt.......................       200       119,537
  SIG Schweizerische
    Industrie-Gesellschaft Holding AG...        40        25,084
  Sika Finanz AG........................        60        20,082
  Sulzer AG*............................       120        79,814
  Sulzer Medica AG......................       160        38,742
  Swisscom AG...........................       500       173,175

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
SWITZERLAND  (CONTINUED)
  UBS AG................................     2,960   $   433,666
  Valora Holdings AG....................       770       213,823
                                                     -----------
                                                       2,107,871
                                                     -----------

UNITED KINGDOM -- 19.1%
  3I Group Plc..........................     7,000       143,941
  Abbey National Plc....................    16,400       196,037
  Aggregate Industries Plc..............    34,000        35,755
  Alliance & Leicester Group Treasury
    Plc.................................    13,000       113,104
  Allied Domecq Plc*....................    29,800       157,816
  Allied Zurich Plc.....................    33,000       390,221
  Antofagasta Holdings Plc..............     4,000        21,486
  Arjo Wiggins Appleton Plc.............    18,100        70,385
  Associated British Foods Plc..........    22,000       151,794
  Associates British Ports Holdings
    Plc.................................     7,400        36,446
  BAA Plc...............................    29,103       233,386
  Barratt Developments Plc..............     6,000        23,786
  Bass Plc..............................    12,400       139,405
  Berkeley Group Plc....................     2,730        25,941
  BG Group Plc..........................    98,000       633,172
  Blue Circle Industries Plc............     8,200        52,918
  Bodycote International Plc............     4,380        14,415
  BPB Plc...............................     5,900        27,942
  Britannic Plc.........................     5,400        80,686
  British Airways Plc...................    30,123       173,201
  British Land Company Plc..............    11,100        68,021
  British Vita..........................     4,000        14,859
  Brixton Estate Plc....................     6,700        23,013
  Canary Wharf Finance Plc*.............    12,000        67,272
  Capital Shop Centers Plc..............     8,000        49,630
  Caradon Plc...........................     7,000        15,994
  CGU Plc...............................    34,877       580,494
  Chelsfield Plc........................     5,045        24,580
  Corus Group Plc*......................    87,300       127,470
  David S. Smith (Holdings) Plc.........     6,000        14,555
  Debenhams Plc.........................     6,000        19,655
  Glynwed International Plc.............     5,000        17,930
  Great Universal Stores Plc............    28,100       180,702
  Halifax Group Plc.....................    31,000       297,385
  Hammerson Plc.........................     6,200        41,465
  Hanson Plc............................    17,900       126,484
  Hanson Plc*...........................     1,137         7,888
  Hilton Group Plc......................    42,000       147,437
  J Sainsbury Plc.......................    53,976       245,015
  Laporte Plc...........................     2,000        14,526
  LASMO Plc.............................    32,800        69,730
  Liberty International Plc.............     8,000        64,155
  Marks & Spencer Plc...................    80,643       283,394
                                           SHARES      VALUE+
----------------------------------------------------------------

  Millennium & Copthorne Hotels Plc.....     5,882   $    36,757
  Morgan Crucible Company Plc...........     4,000        13,255
  National Power Plc....................    27,400       174,542
  Northern Foods Plc....................    10,000        18,006
  Northern Rock Plc.....................    10,000        51,445
  Peninsular and Oriental Steam
    Navigation Co.......................    19,283       165,142
  Pilkington Plc........................    30,800        43,807
  PowerGen Plc..........................    18,000       153,882
  Railtrack Group Plc...................    14,033       217,960
  Rank Group Plc........................    16,000        37,041
  Rexam Plc.............................    11,000        42,775
  RMC Group Plc.........................     6,000        78,076
  Rolls-Royce Plc.......................    22,441        79,625
  Royal & Sun Alliance Insurance Group
    Plc.................................    41,385       268,638
  Royal Bank of Scotland Group Plc......     2,600        43,511
  Safeway Plc...........................    29,325       114,035
  Scottish & Newcastle Plc..............    17,400       142,039
  Signet Group Plc......................    23,000        19,228
  Slough Estates Plc....................     8,900        49,188
  Smith W.H. Plc........................     5,000        30,262
  Stagecoach Holdings Plc...............    23,000        25,405
  Tate & Lyle Plc.......................    11,100        55,425
  Taylor Woodrow Plc....................     8,400        19,446
  Thistle Hotels Plc....................    10,000        19,549
  Trinity Mirror Plc....................     8,110        72,769
  Unigate Plc...........................     4,100        17,991
  Whitbread Plc.........................    12,011       108,136
  Wilson Bowden Plc.....................     2,000        19,307
  Wolseley Plc..........................    14,000        75,201
                                                     -----------
                                                       7,415,934
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $35,316,137).......              36,372,655
                                                     -----------

RIGHTS -- 0.0%

NORWAY -- 0.0%
  Kvaerner ASA, Series A*...............       461           258
                                                     -----------

SPAIN -- 0.0%
  Autopistas, Concesionaria Espanola
    SA*.................................    12,700         5,456
                                                     -----------

SWEDEN -- 0.0%
  Volvo AB, A Shares *..................     4,700             0
  Volvo AB, B Shares *..................    10,200             0
                                                     -----------
                                                               0
                                                     -----------
  TOTAL RIGHTS
    (Identified Cost $0)................                   5,714
                                                     -----------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
SHORT TERM INVESTMENTS -- 4.7%
UNITED STATES -- 4.7%
  SSgA Government Money Market Fund.....   236,984   $   236,984
  SSgA Money Market Fund................  1,573,944    1,573,944
                                                     -----------
                                                       1,810,928
                                                     -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $1,810,928)........               1,810,928
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.3%
  (IDENTIFIED COST $37,127,065)#..................  38,189,297
  Cash and Other Assets, Less Liabilities --
    1.7%..........................................     648,920
                                                    ----------
NET ASSETS -- 100%................................  $38,838,217
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $37,194,572. Net unrealized appreciation aggregated $994,726, of which $3,160,499 related to appreciated investment securities and $2,165,773 related to depreciated investment securities.

Ten Largest Sector Holdings at June 30, 2000
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                15.0%
Insurance                             7.7%
Building & Construction               7.3%
Oil & Gas                             4.7%
Other -- Investment Companies         4.7%
Diversified Operations                4.4%
Financial Services                    4.2%
Food & Beverages                      4.0%
Electronics                           3.5%
Auto & Related                        3.2%

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                          SHARES     VALUE+
--------------------------------------------------------------
MUTUAL FUNDS -- 100.1%
  DFA Continental Small Company
    Portfolio...........................  315,092  $ 4,237,992
  DFA Emerging Markets Portfolio........  12,955       160,000
  DFA Japan Small Company Portfolio.....  225,430    2,671,349
  DFA Pacific Rim Small Company
    Portfolio...........................  175,643    1,559,712
  DFA United Kingdom Small Company
    Portfolio...........................  99,971     2,062,405
                                                   -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $10,610,284).......            10,691,458
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
  (IDENTIFIED COST $10,610,284)#..................  10,691,458
  Liabilities, less Cash and Other Assets --
    (0.1%)........................................      (6,576)
                                                    ----------
NET ASSETS -- 100%................................  $10,684,882
                                                    ==========

  +  See Note 1.
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $10,747,886. Net unrealized depreciation aggregated $56,428, of which $186,383 related to appreciated investment securities and $242,811 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                           SHARES     VALUE+
---------------------------------------------------------------
COMMON STOCKS -- 99.0%
AEROSPACE/DEFENSE -- 2.5%
  B.F. Goodrich Co......................    1,500   $    51,094
  Northrop Grumman Corp.................    1,500        99,375
  Raytheon Co. Class A..................    2,900        56,369
  Raytheon Co. Class B..................    6,600       127,050
                                                    -----------
                                                        333,888
                                                    -----------

AIRLINES -- 2.5%
  Alaska Air Group, Inc.*...............      300         8,138
  AMR Corp.*............................    3,900       103,106
  Delta Air Lines, Inc..................    2,800       141,575
  UAL Corp.*............................    1,400        81,462
                                                    -----------
                                                        334,281
                                                    -----------

AUTO & RELATED -- 11.7%
  Borg-Warner Automotive, Inc...........      800        28,100
  Cummins Engine Co., Inc...............    1,200        32,700
  Dana Corp.............................    4,700        99,581
  Federal-Mogul Corp....................    1,000         9,563
  Ford Motor Co.........................   17,500       752,500
  General Motors Corp...................    9,300       539,981
  Lear Corp.*...........................    2,300        46,000
  Tenneco Automotive, Inc.*.............      360         1,890
  United Rentals, Inc.*.................    1,700        29,113
  Visteon Corp.*........................    2,291        27,778
                                                    -----------
                                                      1,567,206
                                                    -----------
BANKS/SAVINGS & LOANS -- 2.7%
  Astoria Financial Corp................    1,800        46,350
  BancWest Corp.........................    2,000        32,875
  Commercial Federal Corp...............    1,000        15,563
  Golden State Bancorp, Inc.*...........    3,500        63,000
  GreenPoint Financial Corp.............    3,000        56,250
  Hibernia Corp. Class A................    3,500        38,062
  Independence Community Bank Corp......    2,300        30,475
  Pacific Century Financial Corp.*......    1,800        26,325
  Sovereign Bancorp, Inc................    6,700        47,109
                                                    -----------
                                                        356,009
                                                    -----------

BROADCASTING -- 0.6%
  Chris-Craft Industries, Inc...........      500        33,031
  Hearst-Argyle Television, Inc.*.......    1,400        27,300
  Sinclair Broadcast Group, Inc. Class
    A*..................................    1,600        17,600
                                                    -----------
                                                         77,931
                                                    -----------

BUILDING & CONSTRUCTION -- 2.0%
  Armstrong Holdings, Inc...............      500         7,656
  Centex Corp...........................    1,500        35,250
  Lafarge Corp..........................    2,000        42,000
  Pulte Corp............................    2,000        43,250
  Rayonier, Inc.........................      900        32,288
  York International Corp...............    3,900       104,071
                                                    -----------
                                                        264,515
                                                    -----------
BUSINESS SERVICES -- 0.6%
  Interim Services, Inc.*...............    4,200   $    74,550
  Modis Professional Services, Inc.*....      800         7,100
                                           SHARES     VALUE+
---------------------------------------------------------------
                                                    -----------
                                                         81,650
                                                    -----------

CHEMICALS -- 2.5%
  Ashland, Inc..........................    1,900        66,619
  Crompton Corp.........................    2,500        30,625
  Eastman Chemical Co...................    1,200        57,300
  IMC Global, Inc.......................    3,300        42,900
  Lubrizol Corp.........................    1,800        37,800
  Lyondell Chemical Co..................    3,100        51,925
  Millennium Chemicals, Inc.............    1,800        30,600
  Valhi, Inc............................    1,800        18,675
                                                    -----------
                                                        336,444
                                                    -----------

COMPUTER EQUIPMENT -- 0.8%
  Ingram Micro, Inc. Class A*...........    2,100        36,619
  Seagate Technology, Inc.*.............    1,000        55,000
  Silicon Graphics, Inc.*...............    4,100        15,375
                                                    -----------
                                                        106,994
                                                    -----------

CONSUMER PRODUCTS -- 0.6%
  Fortune Brands, Inc...................    3,700        85,331
                                                    -----------

CONTAINERS & GLASS -- 1.3%
  Crown Cork & Seal Co., Inc............    3,700        55,500
  Owens-Illinois, Inc.*.................    3,800        44,413
  Pactiv Corp.*.........................    1,800        14,175
  Smurfit-Stone Container Corp.*........    4,800        61,800
                                                    -----------
                                                        175,888
                                                    -----------

DIVERSIFIED OPERATIONS -- 1.9%
  FMC Corp.*............................      500        29,000
  Lockheed Martin Corp..................    7,400       183,612
  Trinity Industries, Inc...............      700        12,950
  U.S. Industries, Inc..................    2,500        30,313
                                                    -----------
                                                        255,875
                                                    -----------

ELECTRONICS -- 3.6%
  Advanced Micro Devices, Inc.*.........    1,000        77,250
  Arrow Electronics, Inc.*..............      700        21,700
  General Motors Corp. Class H*.........    3,000       263,250
  MIPS Technologies, Inc. Class B*......      568        21,868
  Tech Data Corp.*......................      500        21,781
  Thermo Electron Corp.*................    2,100        44,231
  Thermo Instrument Systems, Inc.*......    1,800        33,750
                                                    -----------
                                                        483,830
                                                    -----------

FINANCIAL SERVICES -- 5.7%
  Bear Stearns Cos., Inc................    3,160       131,535
  CIT Group, Inc. Class A...............    7,000       113,750
  Countrywide Credit Industries, Inc....    2,900        87,906
  Finova Group, Inc.....................      900        11,700
  Heller Financial, Inc. Class A........    1,000        20,500
  KeyCorp...............................    9,700       170,962
  Lehman Brothers Holdings, Inc.........      500        47,281
  Liberty Financial Cos., Inc...........    1,800   $    39,488
  MBIA, Inc.............................    2,900       139,744
                                                    -----------
                                                        762,866
                                                    -----------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
FOOD & BEVERAGES -- 4.5%
  Archer-Daniels-Midland Co.............   17,100       167,794
  Coca-Cola Enterprises, Inc............    9,200       150,075
  Corn Products International, Inc......      900        23,850
  IBP, Inc..............................    3,000        46,312
  Nabisco Group Holdings Corp...........    7,200       186,750
  Tyson Foods, Inc. Class A.............    3,700        32,375
                                                    -----------
                                                        607,156
                                                    -----------
FOREST & PAPER PRODUCTS -- 3.7%
  Georgia-Pacific Group.................    4,100       107,625
  International Paper Co................   10,985       327,490
  Mead Corp.............................    2,400        60,600
                                                    -----------
                                                        495,715
                                                    -----------

FUNERAL SERVICES -- 0.2%
  Service Corp. International...........    8,000        25,500
                                                    -----------
HEALTH CARE -- PRODUCTS -- 0.5%
  Mallinckrodt, Inc.....................    1,500        65,156
                                                    -----------

HEALTH CARE -- SERVICES -- 2.2%
  Foundation Health Systems, Inc. Class
    A*..................................    3,600        46,800
  Healthsouth Corp.*....................   11,100        79,781
  Humana, Inc.*.........................    3,000        14,625
  Manor Care, Inc.*.....................    2,200        15,400
  Omnicare, Inc.........................    2,400        21,750
  PacifiCare Health Systems, Inc.*......    1,000        60,188
  Tenet Healthcare Corp.*...............      800        21,600
  Trigon Healthcare, Inc.*..............      700        36,094
                                                    -----------
                                                        296,238
                                                    -----------

INSURANCE -- 14.5%
  Aetna, Inc............................    2,300       147,631
  Allmerica Financial Corp..............    1,500        78,562
  Allstate Corp.........................   15,100       335,975
  American Financial Group, Inc.........    1,400        34,738
  American National Insurance Co........      200        10,200
  Cincinnati Financial Corp.............    4,500       141,469
  CNA Financial Corp.*..................    5,100       173,400
  Conseco, Inc..........................    8,600        83,850
  Everest Reinsurance Holdings, Inc.....      400        13,150
  Lincoln National Corp.................    4,200       151,725
  Loews Corp............................    2,700       162,000
  MONY Group, Inc.......................    1,400        47,337
  Old Republic International Corp.......    3,500        57,750
  Safeco Corp...........................    3,600        71,550
  St. Paul Cos., Inc....................    6,100       208,162
  The First American Corp...............    2,200        31,488
  Unitrin, Inc..........................    2,000        58,750
  UnumProvident Corp....................    6,700       134,419
                                                    -----------
                                                      1,942,156
                                                    -----------

LEISURE -- 3.0%
  Brunswick Corp........................    2,600   $    43,063
  Extended Stay America, Inc.*..........    3,300        30,525
  Mandalay Resort Group*................    2,600        52,000
  Premier Parks, Inc.*..................    2,300        52,325
  Sabre Holdings Corp. Class A..........    1,589        45,286
                                           SHARES     VALUE+
---------------------------------------------------------------
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................    5,300       172,581
                                                    -----------
                                                        395,780
                                                    -----------

MACHINERY -- 0.2%
  Tecumseh Products Co. Class A.........      600        22,913
                                                    -----------

METALS & MINING -- 0.7%
  Arch Coal, Inc........................      467         3,590
  Phelps Dodge Corp.....................    2,300        85,531
                                                    -----------
                                                         89,121
                                                    -----------

MULTIMEDIA -- 0.4%
  A.H. Belo Corp. Series A..............    3,100        53,669
                                                    -----------

OFFICE EQUIPMENT -- 0.1%
  IKON Office Solutions, Inc............    2,000         7,750
  Lanier Worldwide, Inc.*...............      400           400
                                                    -----------
                                                          8,150
                                                    -----------

OIL & GAS -- 4.8%
  Amerada Hess Corp.....................    1,200        74,100
  Devon Energy Corp.....................    1,200        67,425
  Helmerich & Payne, Inc................      800        29,900
  Occidental Petroleum Corp.............    4,000        84,250
  Pioneer Natural Resources Co..........    3,200        40,800
  Sunoco, Inc...........................    1,000        29,437
  Tidewater, Inc........................    1,000        36,000
  Union Pacific Resources Group, Inc....    5,500       121,000
  USX- Marathon Group...................    6,400       160,400
                                                    -----------
                                                        643,312
                                                    -----------

OIL REFINING -- 0.8%
  Ultramar Diamond Shamrock Corp........    2,500        62,031
  Valero Energy Corp....................    1,600        50,800
                                                    -----------
                                                        112,831
                                                    -----------

PAPER & RELATED PRODUCTS -- 2.5%
  American Greetings Corp. Class A......    1,800        34,200
  Boise Cascade Corp....................    1,600        41,400
  Bowater, Inc..........................    1,400        61,775
  Louisiana-Pacific Corp................    3,100        33,712
  Potlatch Corp.........................      900        29,813
  Temple-Inland, Inc....................    1,500        63,000
  Westvaco Corp.........................    2,700        66,994
                                                    -----------
                                                        330,894
                                                    -----------

PUBLISHING -- 0.6%
  Hollinger International, Inc. Class
    A...................................    2,600        35,425
  Pulitzer, Inc.........................      300        12,656
  Ziff-Davis, Inc.*.....................    3,100        27,900
                                                    -----------
                                                         75,981
                                                    -----------

RETAIL -- FOOD -- 0.5%
  Great Atlantic & Pacific Tea Co.,
    Inc.................................      700   $    11,638
  SUPERVALU, Inc........................    3,000        57,187
                                                    -----------
                                                         68,825
                                                    -----------

RETAIL -- GENERAL -- 4.9%
  Dillards, Inc. Class A................    2,400        29,400

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
  Federated Department Stores, Inc.*....    4,600       155,250
  J.C. Penney Co., Inc..................    7,300       134,594
  Kmart Corp.*..........................   12,900        87,881
  Longs Drug Stores Corp................    4,000        91,996
  Sears, Roebuck & Co...................    4,800       156,600
                                                    -----------
                                                        655,721
                                                    -----------
RETAIL -- SPECIALTY -- 2.9%
  AutoNation, Inc.*.....................   10,500        74,157
  Consolidated Stores Corp.*............    3,300        39,600
  Office Depot, Inc.*...................   10,900        68,125
  Rite Aid Corp.........................    5,700        37,406
  Saks, Inc.*...........................    4,100        43,050
  Toys "R" Us, Inc.*....................    6,400        93,200
  Venator Group, Inc.*..................    3,800        38,950
                                                    -----------
                                                        394,488
                                                    -----------

STEEL -- 1.0%
  AK Steel Holding Corp.................    3,300        26,400
  Timken Co.............................    1,800        33,525
  USX- U.S. Steel Group.................    2,600        48,263
  Worthington Industries, Inc...........    3,000        31,500
                                                    -----------
                                                        139,688
                                                    -----------

TELECOMMUNICATIONS -- 3.7%
  AT&T Corp.............................   13,700       433,262
  Harris Corp...........................    2,000        65,500
                                                    -----------
                                                        498,762
                                                    -----------

TIRES & RUBBER -- 0.9%
  Cooper Tire & Rubber Co...............    2,300        25,588
  Goodyear Tire & Rubber Co.............    4,400        88,000
                                                    -----------
                                                        113,588
                                                    -----------

TOBACCO -- 0.6%
  R.J. Reynolds Tobacco Holdings,
    Inc.................................    3,000        83,813
                                                    -----------

TRANSPORTATION -- 6.5%
  Airborne Freight Corp.................    1,500   $    28,406
  Alexander & Baldwin, Inc..............    1,400        30,888
                                           SHARES     VALUE+
---------------------------------------------------------------
  Burlington Northern Santa Fe Corp.....   10,100       231,669
  CSX Corp..............................    6,100       129,244
  GATX Corp.............................    1,500        51,000
  Norfolk Southern Corp.................   10,700       159,162
  Ryder System, Inc.....................    1,800        34,087
  Union Pacific Corp....................    5,500       204,531
                                                    -----------
                                                        868,987
                                                    -----------

UTILITIES -- 0.3%
  Alliant Energy Corp...................      400        10,400
  Questar Corp..........................    1,800        34,875
                                                    -----------
                                                         45,275
                                                    -----------
  TOTAL COMMON STOCKS
    (Identified Cost $14,319,653).......             13,256,427
                                                    -----------

SHORT TERM INVESTMENTS -- 3.0%

OTHER -- 3.0%
  SSgA Government Money Market Fund.....    2,437         2,438
  SSgA Money Market Fund................  402,370       402,370
                                                    -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $404,808)..........                404,808
                                                    -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.0%
  (IDENTIFIED COST $14,724,461)#..................  13,661,235
  Liabilities, Less Cash and Other Assets --
    (2.0%)........................................    (269,516)
                                                    ----------
NET ASSETS -- 100%................................  $13,391,719
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $14,724,461. Net unrealized depreciation aggregated $1,063,226, of which $806,940 related to appreciated investment securities and $1,870,166 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 99.6%
ADVERTISING -- 0.3%
  Catalina Marketing Corp.*.............       100   $    10,200
  Interpublic Group of Cos., Inc........       600        25,800
  Lamar Advertising Co. Class A*........       200         8,663
  Omnicom Group, Inc....................       400        35,625
  TMP Worldwide, Inc.*..................       200        14,762
                                                     -----------
                                                          95,050
                                                     -----------

AEROSPACE/DEFENSE -- 0.9%
  Alliant Techsystems,Inc.*.............       200        13,488
  Boeing Co.............................     1,700        71,081
  General Dynamics Corp.................       300        15,675
  Honeywell International, Inc..........     1,600        53,900
  Litton Industries, Inc.*..............       300        12,600
  Newport News Shipbuilding, Inc........       400        14,700
  Northrop Grumman Corp.................       300        19,875
  Raytheon Co. Class B..................       500         9,625
  REMEC, Inc.*..........................       200         8,375
  United Technologies Corp..............     1,000        58,875
                                                     -----------
                                                         278,194
                                                     -----------

AIRLINES -- 0.1%
  AMR Corp.*............................       300         7,931
  Delta Air Lines, Inc..................       300        15,169
  Southwest Airlines Co.................     1,000        18,938
                                                     -----------
                                                          42,038
                                                     -----------

APPLIANCES -- 0.0%
  Maytag Corp...........................       200         7,375
                                                     -----------
AUTO & RELATED -- 1.1%
  AutoZone, Inc.*.......................       600        13,200
  Cummins Engine Co., Inc...............       200         5,450
  Dollar Thrifty Automotive Group,
    Inc.*...............................       500         9,219
  Ford Motor Co.........................     2,300        98,900
  General Motors Corp...................     2,500       145,156
  Harley-Davidson, Inc..................       600        23,100
  Johnson Controls, Inc.................       200        10,262
  Navistar International Corp.*.........       400        12,786
  PACCAR, Inc...........................       200         7,938
  Tower Automotive, Inc.*...............       600         7,500
  TRW, Inc..............................       200         8,675
  Visteon Corp.*........................       301         3,650
                                                     -----------
                                                         345,836
                                                     -----------

BANKS/SAVINGS & LOANS -- 6.0%
  Associated Banc-Corp..................       330         7,198
  Astoria Financial Corp................       300         7,725
  BancWest Corp.........................       600         9,863
  Bank of America Corp..................     3,300       141,900
  Bank of New York Company, Inc.........     1,500        69,750
  Bank One Corp.........................     4,600       122,187
  BB&T Corp.............................       700        16,712
  BOK Financial Corp....................       600        10,537
  Chase Manhattan Corp..................    12,300       566,569
  Comerica, Inc.........................       300        13,462
                                           SHARES      VALUE+
----------------------------------------------------------------

  Fifth Third Bancorp...................       500   $    31,625
  First Charter Corp....................       600        10,142
  First Financial Bancorp...............       600        11,191
  First Union Corp......................     2,000        49,625
  First Virginia Banks, Inc.............       300        10,444
  Firstar Corp..........................     1,918        40,398
  FleetBoston Financial Corp............     1,800        61,200
  Golden State Bancorp, Inc.*...........       500         9,000
  Golden West Financial Corp............       300        12,244
  GreenPoint Financial Corp.............       700        13,125
  Hibernia Corp. Class A................     1,000        10,875
  Marshall & Ilsley Corp................       200         8,300
  Mercantile Bankshares Corp............       400        11,925
  National Commerce Bancorp.............       600         9,638
  Northern Trust Corp...................       400        26,025
  Old National Bancorp..................       420        12,311
  One Valley Bancorp, Inc...............       300         9,375
  PNC Bank Corp.........................       600        28,125
  Richmond County Financial Corp........       600        11,475
  Riggs National Corp...................       500         6,313
  South Trust Corp......................       300         6,788
  Summit Bancorp........................       400         9,850
  Sun Trust Banks, Inc..................       600        27,412
  Trustmark Corp........................       600        10,463
  U.S. Bancorp..........................     1,500        28,875
  Wachovia Corp.........................     5,400       292,950
  Washington Mutual, Inc................     5,300       153,037
  Whitney Holding Corp..................       300        10,256
  Zions Bancorp.........................       200         9,178
                                                     -----------
                                                       1,898,068
                                                     -----------

BROADCASTING -- 0.4%
  Clear Channel Communications, Inc.*...       700        52,500
  Infinity Broadcasting Corp. Class
    A*..................................       500        18,219
  Pegasus Communications Corp.*.........       200         9,812
  Sinclair Broadcast Group, Inc. Class
    A*..................................     2,200        24,200
  Univision Communications, Inc. Class
    A*..................................       100        10,350
                                                     -----------
                                                         115,081
                                                     -----------

BUILDING & CONSTRUCTION -- 0.3%
  Armstrong Holdings, Inc...............       200         3,063
  Clayton Homes, Inc....................     1,100         8,800
  Dycom Industries, Inc.*...............       300        13,800
  Fleetwood Enterprises, Inc............       700         9,975
  Jacobs Engineering Group, Inc.*.......       300         9,806
  Masco Corp............................       900        16,256
  Modine Manufacturing Co...............       400        10,800
  Simpson Manufacturing Co., Inc.*......       200         9,562
  Southdown, Inc........................       200        11,550
  Texas Industries, Inc.................       300         8,663
                                                     -----------
                                                         102,275
                                                     -----------

BUSINESS SERVICES -- 2.4%
  Automatic Data Processing, Inc........     1,300        69,631
  BEA Systems, Inc.*....................       400        19,775
  Cendant Corp.*........................     1,000        14,000
  Cintas Corp...........................       300        11,006

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  CMGI, Inc.*...........................       500   $    22,906
  Complete Busines Solutions, Inc.*.....       700        12,294
  Consolidated Graphics, Inc.*..........       300         2,813
  Diamond Technology Partners, Inc.
    Class A*............................     1,300       114,400
  Ecolab, Inc...........................       300        11,719
  Electronic Data Systems Corp..........     1,000        41,250
  First Data Corp.......................       800        39,700
  Fiserv, Inc.*.........................       500        21,625
  i2 Technologies, Inc.*................       510        53,175
  Imation Corp.*........................     3,300        96,937
  Interim Services, Inc.*...............       500         8,875
  Modis Professional Services, Inc.*....     1,200        11,058
  National Data Corp....................       300         6,900
  NCO Group, Inc.*......................       500        11,563
  Paychex, Inc..........................       750        31,500
  Primark Corp.*........................       400        14,900
  Radiant Systems, Inc.*................       300         7,200
  Robert Half International, Inc.*......       800        22,800
  Sapient Corp.*........................       200        21,387
  SEI Investments Co....................       300        11,944
  Solectron Corp.*......................     1,200        50,250
  TeleTech Holdings, Inc.*..............       400        12,425
  Westwood One, Inc.*...................       400        13,650
                                                     -----------
                                                         755,683
                                                     -----------

CHEMICALS -- 1.0%
  Air Products & Chemicals, Inc.........       500        15,406
  Cabot Corp............................       400        10,900
  Dow Chemical Co.......................     2,000        60,375
  E.I. du Pont de Nemours & Co..........     2,100        91,875
  Eastman Chemical Co...................       200         9,550
  Geon Co...............................     1,100        20,350
  Great Lakes Chemical Corp.............       300         9,450
  IMC Global, Inc.......................       700         9,100
  International Specialty Products,
    Inc.*...............................     4,800        27,300
  Lyondell Chemical Co..................       700        11,725
  MacDermid, Inc........................       300         7,050
  Praxair, Inc..........................       300        11,231
  Rohm & Haas Co........................       400        13,800
  RPM, Inc..............................       900         9,113
  Sigma-Aldrich Corp....................       400        11,700
                                                     -----------
                                                         318,925
                                                     -----------

COMPUTERS -- 3.2%
  Apple Computer, Inc.*.................       600        31,425
  Compaq Computer Corp..................     3,400        86,912
  Dell Computer Corp.*..................     5,100       251,494
  Gateway, Inc.*........................       600        34,050
  Hewlett-Packard Co....................     2,000       249,750
  International Business Machines
    Corp................................     3,300       361,556
                                                     -----------
                                                       1,015,187
                                                     -----------

COMPUTER EQUIPMENT -- 2.3%
  Electronics for Imaging, Inc.*........       200         5,063
                                           SHARES      VALUE+
----------------------------------------------------------------

  EMC Corp.*............................     4,200   $   323,137
  Emulex Corp.*.........................       400        26,275
  Ingram Micro, Inc. Class A*...........       600        10,254
  Intel Corp............................     1,500       200,531
  Maxtor Corp.*.........................       900         9,506
  RadiSys Corp.*........................       200        11,350
  SanDisk Corp.*........................       200        12,238
  SCM Microsystems, Inc.*...............       100         6,056
  Seagate Technology, Inc.*.............       400        22,000
  Silicon Storage Technology, Inc.*.....       100         8,831
  VERITAS Software Corp.*...............       800        90,413
  Verity, Inc.*.........................       300        11,400
                                                     -----------
                                                         737,054
                                                     -----------

COMPUTER SERVICES -- 1.7%
  Aspen Technology, Inc.*...............       200         7,700
  Cadence Design Systems, Inc.*.........       500        10,187
  CDW Computer Centers, Inc.*...........       200        12,500
  CheckFree Holdings Corp.*.............       300        15,469
  Cisco Systems, Inc.*..................     1,000        63,562
  Computer Sciences Corp.*..............       300        22,406
  Compuware Corp.*......................       700         7,263
  Network Appliance, Inc.*..............       600        48,300
  Safeguard Scientifics, Inc.*..........       300         9,619
  Sun Microsystems, Inc.*...............     3,400       309,187
  SunGard Data Systems, Inc.*...........       300         9,300
  Unisys Corp.*.........................       600         8,738
  Wind River Systems, Inc.*.............       200         7,575
  Zomax, Inc.*..........................       400         5,250
                                                     -----------
                                                         537,056
                                                     -----------

COMPUTER SOFTWARE -- 5.4%
  3Com Corp.*...........................       700        40,337
  Adobe Systems, Inc....................       200        26,000
  BMC Software, Inc.*...................       500        18,242
  BroadVision, Inc.*....................       900        45,731
  Citrix Systems, Inc.*.................       400         7,575
  Computer Associates International,
    Inc.................................     5,300       271,294
  Excalibur Technologies Corp.*.........       300        11,981
  Inktomi Corp.*........................       200        23,650
  IntraNet Solutions, Inc.*.............       400        15,350
  Intuit, Inc.*.........................       400        16,550
  ISS Group, Inc.*......................       200        19,747
  Macromedia, Inc.*.....................       200        19,337
  Mercury Interactive Corp.*............       400        38,700
  Micromuse, Inc.*......................       200        33,097
  Microsoft Corp.*......................     8,800       704,000
  National Instruments Corp.*...........       500        21,812
  Netopia, Inc.*........................       200         8,050
  Network Associates, Inc.*.............       600        12,225
  New Era of Networks, Inc.*............       300        12,750
  Novell, Inc.*.........................       700         6,475
  Oracle Corp.*.........................     2,800       235,375
  Parametric Technology Corp.*..........       500         5,500
  PeopleSoft, Inc.......................       500         8,375
  Peregrine Systems, Inc.*..............       200         6,938

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  Pinnacle Systems, Inc.*...............       400   $     8,994
  Puma Technology, Inc.*................       200         5,363
  Rational Software Corp.*..............       200        18,588
  Siebel Systems, Inc.*.................       400        65,425
                                                     -----------
                                                       1,707,461
                                                     -----------
CONSUMER PRODUCTS -- 1.5%
  Avon Products, Inc....................       500        22,250
  Clorox Co.............................       500        22,406
  Colgate-Palmolive Co..................     1,200        71,850
  Energizer Holdings, Inc.*.............       800        14,600
  Estee Lauder Companies, Inc. Class
    A...................................       200         9,888
  Fortune Brands, Inc...................       300         6,919
  Gillette Co...........................     4,600       160,712
  Mattel, Inc...........................       900        11,869
  Newell Rubbermaid, Inc................       600        15,450
  Procter & Gamble Co...................     2,600       148,850
                                                     -----------
                                                         484,794
                                                     -----------

CONTAINERS-PAPER/PLASTIC -- 0.0%
  Sealed Air Corp.*.....................       200        10,475
                                                     -----------

DISTRIBUTION/WHOLESALE -- 0.1%
  Fastenal Company......................       200        10,125
  Genuine Parts Co......................       400         8,000
                                                     -----------
                                                          18,125
                                                     -----------

DIVERSIFIED OPERATIONS -- 7.3%
  Cognex Corp.*.........................       200        10,343
  Corning, Inc..........................     4,800     1,295,400
  Danaher Corp..........................       300        14,831
  Federal Signal Corp...................       600         9,900
  General Electric Co...................     8,500       450,500
  Hawaiian Electric Industries, Inc.....       300         9,844
  Hillenbrand Industries, Inc...........       400        12,525
  Illinois Tool Works, Inc..............       600        34,200
  Lockheed Martin Corp..................       800        19,850
  Minnesota Mining & Manufacturing
    Co..................................       800        66,000
  PE Corp-PE Biosystems Group...........       400        26,350
  Perkin Elmer, Inc.....................     4,100       271,112
  PPG Industries, Inc...................       300        13,294
  Ralston Purina Co.....................     2,400        47,850
  SPS Technologies, Inc.*...............       300        12,758
  Textron, Inc..........................       300        16,294
  Viad Corp.............................       600        16,350
  Volt Information Sciences, Inc.*......       300         9,881
                                                     -----------
                                                       2,337,282
                                                     -----------

EDUCATION -- 0.0%
  Learning Tree International, Inc.*....       200        12,250
                                                     -----------

ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc...........................       500        12,812
  Credence Systems Corp.*...............       200        11,038
  Ibis Technology Corp.*................       100         6,038
                                           SHARES      VALUE+
----------------------------------------------------------------

  Microchip Technology, Inc.*...........       200   $    11,653
  Micron Technology, Inc.*..............     1,000        88,062
  Molex, Inc............................       200         9,625
  Power Integrations, Inc.*.............       200         4,713
  Power-One, Inc.*......................       100        10,765
  PRI Automation, Inc.*.................     1,000        65,391
  Sanmina Corp.*........................       440        37,620
  Xilinx, Inc.*.........................       600        49,537
                                                     -----------
                                                         307,254
                                                     -----------

ELECTRONICS -- 7.7%
  ACT Manufacturing, Inc.*..............       200         9,288
  Advanced Micro Devices, Inc.*.........       300        23,175
  Agilent Technologies, Inc.*...........       762        56,197
  Alpha Industries, Inc.*...............       400        17,625
  Altera Corp.*.........................       400        40,775
  American Superconductor Corp.*........       200         9,650
  Amkor Technology, Inc.*...............       300        10,594
  Analog Devices, Inc.*.................       700        53,200
  Applied Materials, Inc.*..............     1,600       145,000
  Applied Micro Circuits Corp.*.........       200        19,750
  Atmel Corp.*..........................       400        14,750
  ATMI, Inc.*...........................       200         9,300
  Avnet, Inc............................       200        11,850
  AVX Corp..............................       400         9,175
  Broadcom Corp. Class B*...............       100        21,894
  Coherent, Inc.*.......................       200        16,775
  Cree, Inc.*...........................       100        13,350
  Cypress Semiconductor Corp.*..........       400        16,900
  Dallas Semiconductor Corp.............     4,200       171,150
  DSP Group, Inc.*......................       200        11,200
  DuPont Photomasks, Inc.*..............       200        13,700
  EMCORE Corp.*.........................       100        12,000
  Emerson Electric Co...................     5,900       356,212
  Exar Corp.*...........................       300        26,156
  General Motors Corp. Class H*.........       300        26,325
  Integrated Device Technology, Inc.*...       200        11,975
  Jabil Circuit, Inc.*..................       300        14,888
  KLA-Tencor Corp.*.....................       400        23,425
  Lam Research Corp.*...................       600        22,500
  Linear Technology Corp................       600        38,362
  LSI Logic Corp.*......................       600        32,475
  Maxim Integrated Products, Inc.*......       600        40,762
  Micrel, Inc.*.........................       400        17,375
  Molecular Devices Corp.*..............       200        13,838
  National Semiconductor Corp.*.........       300        17,025
  Newport Corp..........................       300        32,212
  Novellus Systems, Inc.*...............       600        33,937
  PMC-Sierra, Inc.*.....................       300        53,306
  Rambus, Inc.*.........................     4,400       453,200
  Rockwell International Corp...........       400        12,600
  Sawtek, Inc.*.........................       200        11,513
  SCI Systems, Inc.*....................       600        23,513
  SDL, Inc.*............................       200        57,037
  Siliconix, Inc.*......................       300        20,250
  Teradyne, Inc.*.......................       300        22,050

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Texas Instruments, Inc................     3,200   $   219,800
  Thermo Electron Corp.*................       600        12,638
  Thermo Instrument Systems, Inc.*......       700        13,125
  Three-Five Systems, Inc.*.............       150         8,850
  TranSwitch Corp.*.....................       200        15,438
  TriQuint Semiconductor, Inc.*.........       200        19,138
  Vitesse Semiconductor Corp.*..........       300        22,069
  Zoran Corp.*..........................     1,000        65,937
                                                     -----------
                                                       2,445,229
                                                     -----------

ENERGY -- 0.5%
  DTE Energy Co.........................       300         9,169
  El Paso Energy Corp...................       500        25,468
  Enron Corp............................     1,500        96,750
  Entergy Corp..........................       900        24,469
  Sempra Energy.........................       500         8,500
                                                     -----------
                                                         164,356
                                                     -----------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................       400         9,200
                                                     -----------

FINANCIAL SERVICES -- 5.5%
  Ambac Financial Group, Inc............       300        16,444
  American Express Co...................     2,700       140,737
  American General Corp.................       500        30,500
  AmSouth Bancorporation................       700        11,025
  Associates First Capital Corp. Class
    A...................................     6,000       133,875
  Capital One Financial Corp............       400        17,850
  Charles Schwab Corp...................       600        20,175
  CIT Group, Inc. Class A...............       600         9,750
  Citigroup, Inc........................     6,700       403,675
  Concord EFS, Inc.*....................       400        10,400
  Countrywide Credit Industries, Inc....       500        15,156
  Donaldson Lufkin & Jenrette, Inc......       300        12,731
  E*Trade Group, Inc.*..................       500         8,250
  Eaton Vance Corp......................       300        13,875
  Equifax, Inc..........................       600        15,750
  Finova Group, Inc.....................       400         5,200
  Franklin Resources, Inc...............       500        15,188
  H&R Block, Inc........................       400        12,950
  Household International, Inc..........     1,000        41,562
  J.P. Morgan & Co., Inc................       300        33,038
  KeyCorp...............................     1,800        31,725
  Lehman Brothers Holdings, Inc.........       200        18,913
  MBIA, Inc.............................       200         9,638
  MBNA Corp.............................     1,600        43,400
  Mellon Financial Corp.................     1,000        36,437
  Merrill Lynch & Co., Inc..............       700        80,500
  Morgan Stanley Dean Witter & Co.......     2,200       183,150
  National City Corp....................     1,200        20,475
  Paine Webber Group, Inc...............       300        13,650
  Providian Financial Corp..............       300        27,000
  Raymond James Financial, Inc..........       600        13,500
  Regions Financial Corp................       900        17,888
  SLM Holding Corp......................       300        11,231
                                           SHARES      VALUE+
----------------------------------------------------------------

  State Street Corp.....................       300   $    31,819
  Susquehanna Bancshares, Inc...........       800        11,400
  Synovus Financial Corp................       600        10,575
  The Goldman Sachs Group, Inc..........       900        85,387
  UICI*.................................       400         2,625
  Union Planters Corp...................       300         8,381
  Wells Fargo Co........................     3,300       127,875
                                                     -----------
                                                       1,753,700
                                                     -----------

FOOD & BEVERAGES -- 2.5%
  Adolph Coors Co. Class B..............       200        12,100
  Anheuser-Busch Cos., Inc..............       900        67,219
  Archer-Daniels-Midland Co.............     1,000         9,813
  Campbell Soup Co......................       800        23,300
  Coca-Cola Co..........................     3,400       195,287
  Coca-Cola Enterprises, Inc............       800        13,050
  ConAgra, Inc..........................       800        15,250
  Corn Products International, Inc......       400        10,600
  General Mills, Inc....................       600        22,950
  H.J. Heinz Co.........................     3,100       135,625
  Hershey Foods Corp....................       200         9,700
  IBP, Inc..............................       600         9,263
  Interstate Bakeries Corp..............     4,300        60,200
  Kellogg Co............................       800        23,800
  PepsiCo, Inc..........................     2,400       106,650
  Quaker Oats Co........................       300        22,537
  Suiza Foods Corp.*....................       300        14,663
  SYSCO Corp............................       700        29,487
  Whitman Corp..........................       900        11,138
  Wm. Wrigley Jr. Co....................       200        16,037
                                                     -----------
                                                         808,669
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.6%
  Consolidated Papers, Inc..............       400        14,625
  Fort James Corp.......................       400         9,250
  Georgia-Pacific Group.................       300         7,875
  International Paper Co................     1,624        48,415
  Kimberly-Clark Corp...................     1,100        63,112
  Mead Corp.............................       400        10,100
  Wausau-Mosinee Paper Corp.............       600         5,138
  Weyerhaeuser Co.......................       500        21,500
                                                     -----------
                                                         180,015
                                                     -----------

HEALTHCARE -- BIOTECHNOLOGY -- 1.5%
  Affymetrix, Inc.*.....................       100        16,512
  Amgen, Inc.*..........................     2,000       140,500
  Avigen, Inc.*.........................       200         8,775
  Aviron*...............................       400        12,350
  Biogen, Inc.*.........................       300        19,350
  Chiron Corp.*.........................       400        19,000
  CuraGen Corp.*........................       200         7,613
  Enzo Biochem, Inc.*...................       100         6,900
  Gene Logic, Inc.*.....................       300        10,706
  Genzyme Corp.*........................       200        11,888
  IDEC Pharmaceuticals Corp.*...........       100        11,378
  Immunex Corp.*........................     1,000        49,437
  Incyte Pharmaceuticals, Inc.*.........       100         8,219

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
HEALTHCARE - BIOTECHNOLOGY (CONTINUED)
  Medtronic, Inc........................     2,400   $   119,550
  Myriad Genetics, Inc.*................       100        14,808
  Protein Design Labs, Inc.*............       100        16,495
  Vical, Inc.*..........................       200         3,850
                                                     -----------
                                                         477,331
                                                     -----------

HEALTH CARE -- DRUGS -- 4.8%
  Abbott Laboratories...................     3,100       138,144
  Alkermes, Inc.*.......................       200         9,425
  Alliance Pharmaceutical Corp.*........     4,700        52,875
  Alpharma, Inc. Class A................       300        18,675
  ALZA Corp.*...........................       200        11,895
  American Home Products Corp...........     2,600       152,750
  Bristol-Myers Squibb Co...............     2,900       168,925
  Eli Lilly & Co........................     2,200       219,725
  Forest Laboratories, Inc.*............       200        20,200
  Inhale Therapeutic Systems, Inc.*.....       100         9,853
  IVAX Corp.*...........................       600        24,900
  Jones Pharma, Inc.....................       300        10,564
  King Pharmaceuticals, Inc.*...........       675        29,616
  MedImmune, Inc.*......................       300        22,200
  Millennium Pharmaceuticals, Inc.*.....       200        22,375
  Pfizer, Inc...........................    11,175       536,400
  Pharmacopeia, Inc.*...................       200         9,275
  Sepracor, Inc.*.......................       300        36,187
  Vertex Pharmaceuticals, Inc.*.........       100        10,109
  Watson Pharmaceuticals, Inc.*.........       200        10,612
                                                     -----------
                                                       1,514,705
                                                     -----------

HEALTH CARE -- PRODUCTS -- 3.6%
  Abgenix, Inc.*........................       600        71,916
  Allergan, Inc.........................       200        14,900
  ArthroCare Corp.*.....................     1,000        53,250
  Bausch & Lomb, Inc....................       200        15,475
  Becton, Dickinson & Co................       500        14,344
  Boston Scientific Corp.*..............       800        17,550
  C.R. Bard, Inc........................       300        14,437
  Cooper Cos., Inc......................       300        10,913
  Datascope Corp........................       300        10,800
  Edwards Lifesciences Corp.*...........       120         2,220
  Guidant Corp.*........................       600        29,700
  Human Genome Sciences, Inc.*..........       100        13,337
  Johnson & Johnson.....................     2,800       285,250
  Merck & Co., Inc......................     4,400       337,150
  MiniMed, Inc.*........................       100        11,800
  Schering-Plough Corp..................     2,900       146,450
  Stryker Corp..........................       400        17,500
  Sybron International Corp.*...........       400         7,925
  Wesley Jessen VisionCare, Inc.........     1,700        63,856
                                                     -----------
                                                       1,138,773
                                                     -----------
HEALTH CARE -- SERVICES -- 1.4%
  Advance Paradiam, Inc.*...............       400         8,200
  Baxter International, Inc.............       600        42,187
  Cardinal Health, Inc..................       500        37,000
                                           SHARES      VALUE+
----------------------------------------------------------------

  Cerner Corp.*.........................       400   $    10,900
  First Health Group Corp.*.............     4,300       141,094
  Foundation Health Systems, Inc. Class
    A*..................................     1,000        13,000
  HCA-The Healthcare Corp...............     1,700        51,637
  Health Management Associates, Inc.
    Class A*............................     1,000        13,062
  Healthsouth Corp.*....................     1,500        10,781
  Humana, Inc.*.........................     1,300         6,338
  IMS Health, Inc.......................       600        10,800
  McKesson HBOC, Inc....................       600        12,563
  Omnicare, Inc.........................       600         5,438
  Quest Diagnostics, Inc.*..............       400        29,900
  Tenet Healthcare Corp.*...............       600        16,200
  Trigon Healthcare, Inc.*..............       300        15,469
  UnitedHealth Group, Inc...............       300        25,725
                                                     -----------
                                                         450,294
                                                     -----------

HOUSEHOLD PRODUCTS -- 0.0%
  Black & Decker Corp...................       300        11,794
                                                     -----------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  Millipore Corp........................       200        15,075
  Waters Corp.*.........................       100        12,481
                                                     -----------
                                                          27,556
                                                     -----------

INSURANCE -- 2.8%
  AFLAC, Inc............................     1,000        45,937
  Allmerica Financial Corp..............       200        10,475
  Allstate Corp.........................     3,200        71,200
  American International Group, Inc.....     3,100       364,250
  Aon Corp..............................       500        15,531
  Chubb Corp............................       400        24,600
  Cincinnati Financial Corp.............       300         9,431
  CNA Financial Corp.*..................       400        13,600
  Conseco, Inc..........................     1,300        12,675
  Financial Security Assured Holdings
    Ltd.................................       200        15,175
  Harleysville Group, Inc...............     2,900        48,575
  Hartford Financial Services Group,
    Inc.................................       500        27,969
  Lincoln National Corp.................       800        28,900
  Loews Corp............................       200        12,000
  Markel Corp.*.........................       100        14,162
  Marsh & McLennan Cos., Inc............       500        52,219
  MGIC Investment Corp..................       200         9,100
  MONY Group, Inc.......................       400        13,525
  Ohio Casualty Corp....................       700         7,438
  Old Republic International Corp.......       700        11,550
  Radian Group, Inc.....................       200        10,350
  Reinsurance Group of America, Inc.....       400        12,050
  St. Paul Cos., Inc....................       400        13,650
  Torchmark, Inc........................       500        12,344
  Unitrin, Inc..........................       300         8,813
  UnumProvident Corp....................       500        10,031
  W.R. Berkley Corp.....................       500         9,375
                                                     -----------
                                                         884,925
                                                     -----------

INSURANCE CONTRACTS -- 0.3%
  CIENA Corp.*..........................       300        50,006

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE CONTRACTS  (CONTINUED)
  CIGNA Corp............................       300   $    28,050
  Jefferson-Pilot Corp..................       200        11,288
                                                     -----------
                                                          89,344
                                                     -----------

INTERNET SERVICES -- 1.9%
  America Online, Inc.*.................     4,600       242,650
  At Home Corp. Series A*...............       700        14,525
  CNET Networks, Inc.*..................       300         7,369
  DoubleClick, Inc.*....................       410        15,631
  Exodus Communications, Inc.*..........       600        27,638
  iGATE Capital Corp.*..................       300         4,125
  InfoSpace, Inc.*......................       400        22,100
  Lycos, Inc.*..........................       200        10,800
  Real Networks, Inc.*..................       300        15,169
  RSA Security, Inc.*...................       200        13,850
  SoftNet Systems, Inc.*................       300         2,888
  VeriSign, Inc.*.......................       415        73,247
  Visual Networks, Inc.*................       300         8,550
  Yahoo!, Inc.*.........................     1,100       136,262
                                                     -----------
                                                         594,804
                                                     -----------

LEISURE -- 0.6%
  Harrah's Entertainment, Inc.*.........       500        10,469
  Mandalay Resort Group*................       500        10,000
  Marriott International, Inc. Class
    A...................................       500        18,031
  Metro-Goldwyn-Mayer, Inc.*............       400        10,450
  MGM Grand, Inc........................       400        12,850
  Sabre Holdings Corp. Class A..........       216         6,156
  Starwood Hotels & Resorts Worldwide,
    Inc. Class B........................       400        13,025
  Station Casinos, Inc.*................     3,900        97,500
                                                     -----------
                                                         178,481
                                                     -----------

MACHINERY -- 0.4%
  Caterpillar, Inc......................       700        23,712
  Deere & Co............................       500        18,500
  Dover Corp............................       400        16,225
  GaSonics International Corp.*.........       300        11,831
  Ingersoll-Rand Co.....................       300        12,075
  Kennametal, Inc.......................       400         8,575
  Kulicke and Soffa Industries, Inc.*...       200        11,875
  Milacron, Inc.........................       700        10,150
  SPX Corp.*............................       100        12,094
                                                     -----------
                                                         125,037
                                                     -----------

MANUFACTURING -- 0.1%
  American Standard Cos., Inc.*.........       300        12,300
  Leggett & Platt, Inc..................       800        13,200
  Nordson Corp..........................       200        10,125
                                                     -----------
                                                          35,625
                                                     -----------

METALS & MINING -- 0.2%
  Alcoa, Inc............................     1,400        40,600
  Mueller Industries, Inc.*.............       300         8,400
                                           SHARES      VALUE+
----------------------------------------------------------------

  Phelps Dodge Corp.....................       200   $     7,438
  Precision Castparts Corp..............       300        13,575
                                                     -----------
                                                          70,013
                                                     -----------

MULTIMEDIA -- 2.6%
  Adelphia Communications Corp.
    Class A*............................       200         9,375
  AT&T Corp. -- Liberty Media Group
    Class A*............................     4,600       111,550
  Emmis Communications Corp.
    Class A*............................       200         8,275
  Gannett Co., Inc......................     4,900       293,081
  Macrovision Corp.*....................       200        12,784
  McGraw-Hill Cos, Inc..................       400        21,600
  Media General, Inc. Class A...........       200         9,713
  Time Warner, Inc......................     1,200        91,200
  Tribune Co............................       500        17,500
  TV Guide, Inc. Class A*...............       300        10,275
  USA Networks, Inc.*...................       600        12,975
  Viacom, Inc. Class A*.................       300        20,513
  Viacom, Inc. Class B*.................     2,619       178,583
  Walt Disney Co........................       400        15,525
                                                     -----------
                                                         812,949
                                                     -----------

OFFICE EQUIPMENT -- 0.2%
  Lexmark International Group, Inc.
    Class A*............................       300        20,175
  Pitney Bowes, Inc.....................       500        20,000
  Xerox Corp............................     1,300        26,975
                                                     -----------
                                                          67,150
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.0%
  Avery Dennison Corp...................       200        13,425
                                                     -----------

OIL & GAS -- 3.2%
  AGL Resources, Inc....................     4,300        68,531
  Amerada Hess Corp.....................       200        12,350
  Anadarko Petroleum Corp...............       300        14,794
  Apache Corp...........................       200        11,762
  Atwood Oceanics, Inc.*................       200         8,875
  Baker Hughes, Inc.....................       700        22,400
  BJ Services Co.*......................       200        12,500
  Burlington Resources, Inc.............       900        34,425
  Cal Dive International, Inc.*.........       200        10,838
  Chevron Corp..........................     1,200       101,775
  Coastal Corp..........................       400        24,350
  Columbia Energy Group.................       200        13,125
  Devon Energy Corp.....................       200        11,237
  Diamond Offshore Drilling, Inc........       300        10,538
  ENSCO International, Inc..............       300        10,744
  EOG Resources, Inc....................       600        20,100
  Exxon Mobil Corp......................     1,532       120,262
  Global Marine, Inc.*..................       400        11,836
  Halliburton Co........................       900        42,469
  Kerr-McGee Corp.......................       200        11,787
  Nabors Industries, Inc.*..............       300        12,469
  Noble Affiliates, Inc.................       500        18,625
  Noble Drilling Corp.*.................       300        12,356
  Occidental Petroleum Corp.............       700        14,744

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Ocean Energy, Inc.*...................     5,000   $    70,937
  ONEOK, Inc............................       400        10,375
  Phillips Petroleum Co.................       500        25,344
  Pride International, Inc.*............       700        17,325
  Stone Energy Corp.*...................     1,400        83,650
  Sunoco, Inc...........................       500        14,719
  Texaco, Inc...........................     1,100        58,575
  Unocal Corp...........................     1,000        33,125
  USX- Marathon Group...................       600        15,037
  Vastar Resources, Inc.................       200        16,425
  Williams Cos., Inc....................       900        37,519
                                                     -----------
                                                       1,015,923
                                                     -----------

OIL REFINING -- 0.0%
  Ultramar Diamond Shamrock Corp........       500        12,406
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.1%
  Boise Cascade Corp....................       300         7,763
  Westvaco Corp.........................       400         9,925
                                                     -----------
                                                          17,688
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................       600        35,700
                                                     -----------

PRINTING -- 0.0%
  Valassis Communications, Inc.*........       300        11,438
                                                     -----------

PUBLISHING -- 0.3%
  Central Newspapers, Inc. Class A......       500        31,625
  Knight-Ridder, Inc....................       200        10,637
  The New York Times Co. Class A........       400        15,800
  The Reader's Digest Association,
    Inc.................................       400        16,311
  Ziff-Davis, Inc.*.....................       600         5,400
                                                     -----------
                                                          79,773
                                                     -----------

RESTAURANTS -- 0.3%
  McDonald's Corp.......................     2,700        88,931
  Starbucks Corp.*......................       400        15,275
                                                     -----------
                                                         104,206
                                                     -----------

RETAIL -- FOOD -- 0.6%
  Albertson's, Inc......................       800        26,600
  Bestfoods.............................       600        41,550
  Dean Foods Co.........................       300         9,506
  Delhaize America, Inc. Class A........       500         8,844
  Kroger Co.*...........................     1,700        37,506
  Safeway, Inc.*........................     1,000        45,125
  Sara Lee Corp.........................     1,800        34,763
                                                     -----------
                                                         203,894
                                                     -----------

RETAIL -- GENERAL -- 2.3%
  BJ's Wholesale Club, Inc.*............       300         9,900
  CVS Corp..............................       800        32,000
  Dollar General Corp...................       625        12,188
  Family Dollar Stores, Inc.............       700        13,694
  Federated Department Stores, Inc.*....       400        13,500
                                           SHARES      VALUE+
----------------------------------------------------------------

  J.C. Penney Co., Inc..................     1,000   $    18,437
  Longs Drug Stores Corp................       300         6,525
  May Department Stores Co..............       700        16,800
  Sears, Roebuck & Co...................     1,400        45,675
  Target Corp...........................       900        52,200
  TJX Cos., Inc.........................       600        11,250
  Wal-Mart Stores, Inc..................     8,900       512,862
                                                     -----------
                                                         745,031
                                                     -----------

RETAIL -- SPECIALTY -- 3.2%
  Amazon.com, Inc.*.....................     1,000        36,312
  Bed Bath & Beyond, Inc.*..............       300        10,875
  Best Buy Co., Inc.*...................     4,300       271,975
  Children's Place Retail Stores,
    Inc.*...............................     2,200        45,100
  Circuit City Stores-Circuit City
    Group...............................       400        13,275
  Costco Wholesale Corp.*...............       800        26,400
  EBay, Inc.*...........................       600        32,588
  Home Depot, Inc.......................     4,650       232,209
  Kohl's Corp.*.........................       600        33,375
  Limited, Inc..........................       800        17,300
  Lowe's Cos., Inc......................       800        32,850
  PC Connection, Inc.*..................       450        25,650
  RadioShack Corp.*.....................       400        18,950
  Saks, Inc.*...........................     5,000        52,500
  Staples, Inc.*........................       900        13,838
  Talbots, Inc..........................       200        10,988
  The Gap, Inc..........................     1,700        53,125
  V.F. Corp.............................       500        12,205
  Walgreen Co...........................     2,000        64,375
  Williams-Sonoma, Inc.*................       300         9,731
                                                     -----------
                                                       1,013,621
                                                     -----------

STEEL -- 0.2%
  Carpenter Technology Corp.............       400         8,450
  Nucor Corp............................       200         6,638
  Reliance Steel & Aluminum Co..........     2,500        47,812
  USX- U.S. Steel Group.................       400         7,425
                                                     -----------
                                                          70,325
                                                     -----------

TELECOMMUNICATIONS -- 8.8%
  Adaptive Broadband Corp.*.............       400        14,700
  ADC Telecommunications, Inc.*.........       600        50,325
  Adtran, Inc.*.........................       200        11,975
  Advanced Fibre Communications,
    Inc.*...............................       200         9,062
  ALLTEL Corp...........................       600        37,162
  American Tower Corp. Class A*.........       600        25,012
  Anaren Microwave, Inc.*...............       150        19,685
  ANTEC Corp.*..........................       200         8,313
  AT&T Corp.............................    10,400       328,900
  Aware, Inc.*..........................       200         9,955
  Bell Atlantic Corp....................     1,200        60,975
  BellSouth Corp........................     5,600       238,700
  Broadwing, Inc........................       400        10,375
  Cabletron Systems, Inc.*..............       700        17,675
  Cablevision Systems Corp. Class A*....       300        20,362
  Carrier Access Corp.*.................       200        10,740
  Comcast Corp. Class A.................     1,000        40,500

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Comm Scope, Inc.*.....................       300   $    12,300
  Comverse Technology, Inc.*............       300        27,900
  Cox Communications, Inc. Class A*.....     2,100        95,681
  Crown Castle International Corp.*.....       300        10,950
  CT Communications, Inc................       400        11,375
  CTC Communications Group, Inc.*.......       300        10,800
  EchoStar Communications Corp.
    Class A*............................       400        13,244
  Global Crossing Ltd.*.................       541        14,235
  Harmonic, Inc.*.......................       400         9,900
  Harris Corp...........................       600        19,650
  JDS Uniphase Corp.*...................     1,170       140,254
  Level 3 Communications,Inc.*..........       700        61,600
  Lucent Technologies, Inc..............     6,400       379,200
  McLeod USA, Inc.*.....................       900        18,619
  Metromedia Fiber Network, Inc. Class
    A*..................................       900        35,719
  Motorola, Inc.........................     3,516       102,184
  MRV Communications, Inc.*.............       200        13,450
  Natural MicroSystems Corp.*...........       100        11,153
  Nextel Communications, Inc. Class
    A*..................................     1,200        73,425
  NTL, Inc.*............................       300        17,962
  Osicom Technologies, Inc.*............       100         8,463
  PanAmSat Corp.*.......................       300        13,106
  Plantronics, Inc.*....................       100        11,603
  Powertel, Inc.*.......................       100         7,094
  Price Communications Corp.............       500        11,781
  Primus Telecommunications Group,
    Inc.*...............................       300         7,463
  Proxim, Inc.*.........................       100         9,897
  QUALCOMM, Inc.*.......................     1,500        90,000
  RCN Corp.*............................       200         5,075
  RF Micro Devices, Inc.*...............       200        17,525
  SBC Communications, Inc...............     6,300       272,475
  Scientific-Atlanta, Inc...............       400        29,800
  Sprint Corp.*.........................       300        15,300
  Sprint Corp. (PCS Group)*.............       400        23,800
  Symbol Technologies, Inc..............       300        16,200
  Telephone & Data Systems, Inc.........       100        10,025
  Tellabs, Inc.*........................       800        54,750
  Tollgrade Communications, Inc.*.......       100        13,250
  U.S. West, Inc........................     1,000        85,750
  Winstar Communications, Inc.*.........       200         6,775
  WorldCom, Inc.*.......................     2,450       112,394
                                                     -----------
                                                       2,816,543
                                                     -----------

TEXTILE & APPAREL -- 0.2%
  Guess?, Inc.*.........................     2,000        28,000
  Jones Apparel Group, Inc.*............       500        11,750
  Mohawk Industries, Inc.*..............       500        10,875
  NIKE, Inc. Class B....................       400        15,925
  Shaw Industries, Inc..................       600         7,500
                                                     -----------
                                                          74,050
                                                     -----------

TIRES & RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.............     1,000        20,000
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

TOBACCO -- 0.4%
  Philip Morris Cos., Inc...............     4,400   $   116,875
                                                     -----------

TOOLS-HAND HELD -- 0.1%
  Snap-on, Inc..........................       300         7,988
  Stanley Works.........................       400         9,500
                                                     -----------
                                                          17,488
                                                     -----------

TRANSPORTATION -- 1.4%
  Burlington Northern Santa Fe Corp.....     4,000        91,750
  C.H. Robinson Worldwide, Inc..........       200         9,900
  CNF Transportation, Inc...............       400         9,100
  CSX Corp..............................       900        19,993
  FedEx Corp.*..........................       600        22,800
  Forward Air Corp.*....................       300        12,008
  Kansas City Southern Industries,
    Inc.................................       200        17,738
  Landstar Systems, Inc.*...............       200        11,913
  Norfolk Southern Corp.................       800        11,900
  Roadway Express, Inc..................     1,000        23,437
  Union Pacific Corp....................     4,300       159,906
  US Freightways Corp...................     2,600        63,862
  Werner Enterprises, Inc...............       600         6,938
                                                     -----------
                                                         461,245
                                                     -----------

UTILITIES -- 3.1%
  AES Corp.*............................       800        36,500
  Allegheny Energy, Inc.................       400        10,950
  Ameren Corp...........................       300        10,125
  American Electric Power Co., Inc......       400        11,850
  Calpine Corp.*........................       200        13,150
  Cinergy Corp..........................       600        15,262
  Cleco Corp............................       300        10,050
  CMS Energy Corp.......................       400         8,850
  Consolidated Edison, Inc..............       800        23,700
  Constellation Energy Group............       300         9,769
  CP&L, Inc.*...........................       300         9,581
  Documentum, Inc.*.....................       200        17,875
  Dominion Resources, Inc...............       400        17,150
  DPL, Inc..............................       600        13,162
  DQE, Inc..............................       300        11,850
  Duke Energy Corp......................       700        39,462
  Dynegy, Inc. Class A..................       384        26,232
  Edison International..................       700        14,350
  El Paso Electric Co.*.................     1,200        13,425
  FirstEnergy Corp......................       500        11,688
  FPL Group, Inc........................       400        19,800
  GPU, Inc..............................       300         8,119
  IDACORP, Inc..........................       600        19,350
  Kansas City Power & Light Co..........       400         9,000
  LG&E Energy Corp......................       500        11,938
  MDU Resources Group, Inc..............     5,500       118,937
  Minnesota Power, Inc..................     5,400        93,487
  NiSource, Inc.........................       500         9,313
  Northern States Power Co..............       600        12,624
  Northwest Natural Gas Co..............       500        11,188
  OGE Energy Corp.......................       500         9,250
  PECO Energy Co........................       400        16,125

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UTILITIES  (CONTINUED)
  Peoples Energy Corp...................     1,800   $    58,275
  PG&E Corp.............................       800        19,700
  Philadelphia Suburban Corp............       500        10,250
  Pinnacle West Capital Corp............       300        10,163
  Public Service Enterprise Group,
    Inc.................................       400        13,850
  Puget Sound Energy, Inc...............       500        10,656
  Questar Corp..........................       700        13,562
  Reliant Energy, Inc...................     1,100        32,519
  SCANA Corp............................       400         9,650
  Southern Co...........................     2,000        46,625
  TXU Corp..............................     1,200        35,400
  Unicom Corp...........................       400        15,475
  United Illuminating Co................       200         8,750
  UtiliCorp United, Inc.................       600        11,925
  Washington Gas Light Co...............       400         9,625
  Wisconsin Energy Corp.................       500         9,906
                                                     -----------
                                                         980,443
                                                     -----------

WASTE MANAGEMENT -- 0.3%
  Allied Waste Industries, Inc.*........     1,000        10,000
  Waste Management, Inc.................     4,400        83,600
                                                     -----------
                                                          93,600
                                                     -----------

OTHER -- 2.6%
  9 10 Fund.............................    60,153       839,730
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $29,822,924).......              31,708,817
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

SHORT TERM INVESTMENTS -- 4.4%

OTHER -- 4.4%
  SSgA Government Money Market Fund.....   185,637   $   185,637
  SSgA Money Market Fund................  1,224,875    1,224,875
                                                     -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $1,410,511)........               1,410,512
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 104.0%
  (IDENTIFIED COST $31,233,435)#..................  33,119,329
  Liabilities, Less Cash and Other Assets --
    (4.0%)........................................  (1,285,469)
                                                    ----------
NET ASSETS -- 100%................................  $31,833,860
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $31,233,435. Net unrealized appreciation aggregated $1,885,893, of which $4,439,751 related to appreciated investment securities and $2,553,858 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 99.8%
ADVERTISING -- 0.1%
  HA-LO Industries, Inc.*...............   1,500   $     8,438
                                                   -----------

AEROSPACE/DEFENSE -- 1.4%
  AAR Corp..............................     800         9,600
  Alliant Techsystems, Inc.*............     800        53,950
  Armor Holdings, Inc.*.................     900        11,700
  Comptek Research, Inc.*...............     700        12,425
  DRS Technologies, Inc.*...............   1,100        12,788
  Engineered Support Systems, Inc.......     800        11,000
  GenCorp, Inc..........................   1,300        10,400
  Hexcel Corp.*.........................   1,500        14,250
  Orbital Sciences Corp. Class A*.......     700         8,531
  REMEC, Inc.*..........................     800        33,500
  Triumph Group, Inc.*..................     400        11,150
                                                   -----------
                                                       189,294
                                                   -----------

AGRICULTURAL OPERATIONS -- 0.1%
  Agribrands International, Inc.*.......     300        12,581
                                                   -----------

AIRLINES -- 0.6%
  America West Holding Corp. Class B*...     800        13,700
  Amtran, Inc.*.........................     700         8,706
  Atlantic Coast Airlines Holdings,
    Inc.*...............................     600        19,050
  Mesa Air Group, Inc.*.................   1,700         9,403
  Midwest Express Holdings, Inc.*.......     400         8,600
  SkyWest, Inc..........................     500        18,532
                                                   -----------
                                                        77,991
                                                   -----------

AUTO & RELATED -- 2.1%
  A.S.V., Inc.*.........................     500         7,188
  Arvin Industries, Inc.................     500         8,688
  Avis Rent A Car, Inc.*................   3,100        58,125
  Carey International, Inc.*............   1,100        15,262
  Collins & Aikman Corp.................   5,000        25,937
  Dollar Thrifty Automotive Group,
    Inc.*...............................     500         9,219
  Exide Corp............................   1,100         8,800
  Hayes Lemmerz International, Inc.*....     900        10,856
  IMPCO Technologies, Inc.*.............     300        12,712
  Midas, Inc............................     500        10,000
  Monaco Coach Corp.*...................     600         8,175
  National R.V. Holdings, Inc.*.........   1,100        11,550
  Oshkosh Truck Corp....................     400        14,300
  Rent-A-Center, Inc.*..................     500        11,250
  Rollins Truck Leasing Corp............   1,100         7,631
  Simpson Industries, Inc...............     900         6,778
  Skyline Corp..........................     500        10,750
  Standard Motor Products, Inc..........   1,300        10,111
  Strattec Security Corp.*..............     300         9,750
  Tower Automotive, Inc.*...............     900        11,250
  United Auto Group, Inc.*..............   1,100        10,038
  Wabash National Corp..................     500         5,969
                                                   -----------
                                                       284,339
                                                   -----------

BANKS/SAVINGS & LOANS -- 5.9%
  1st Source Corp.......................     600         9,413
  Alliance Bancorp......................     600         9,863
  AMCORE Financial, Inc.................     600        10,987
  Andover Bancorp, Inc..................     400        11,525
                                          SHARES     VALUE+
--------------------------------------------------------------

  Area Bancshares Corp..................     500   $    11,156
  Bay View Capital Corp.................   1,000         9,778
  BB&T Corp.............................     348         8,309
  Brenton Banks, Inc....................   1,200        16,650
  BSB Bancorp, Inc......................     600        12,037
  BT Financial Corp.....................     525         9,056
  Cathay Bancorp, Inc...................     900        41,737
  Centennial Bancorp....................   1,000         8,688
  Chittenden Corp.......................     600        14,416
  Coastal Bancorp, Inc..................     700        10,063
  Colorado Business Bankshares, Inc.....     700         9,363
  Commonwealth Bancorp, Inc.............     700         8,313
  Community Bank Systems, Inc...........     400         8,875
  Corus Bankshares, Inc.................     400        10,586
  Eagle Bancshares, Inc.................     600         6,825
  F&M Bancorp...........................     500         9,875
  F&M National Corp.....................     500        10,500
  F.N.B Corp............................     700        14,446
  First Charter Corp....................     600         9,450
  First Citizens BancShares, Inc........     200        11,900
  First Financial Holdings, Inc.........     700         9,625
  First Indiana Corp....................     400         7,950
  First Niagara Financial Group,
    Inc.*...............................   1,100        10,312
  First Northern Capital Corp...........     900        12,037
  First Republic Bank*..................     500         9,969
  First Washington Bancorp, Inc.........     600         8,363
  FirstFed Financial Corp.*.............     600         8,475
  Flagstar Bancorp, Inc.................     700         5,688
  GBC Bancorp...........................   1,300        38,025
  Hamilton Bancorp, Inc.*...............     500         8,750
  Harbor Florida Bancshares, Inc........   1,100        11,481
  Harleysville National Corp............     400        13,100
  Hopfed Bancorp, Inc...................     500         4,781
  Hudson River Bancorp, Inc.............     900        10,687
  Independent Bank Corp.................   1,400        15,837
  Integra Bank Corp.....................     500         8,500
  InterWest Bancorp, Inc................     500         7,000
  MAF Bancorp, Inc......................   2,400        43,650
  Merchants New York Bancorp, Inc.......     600        10,312
  Mississippi Valley Bankshares, Inc....     500        12,125
  National City Bancorp.................     900        13,050
  NBT Bancorp, Inc......................   1,260        13,466
  Northwest Bancorp, Inc................   1,400         9,625
  OceanFirst Financial Corp.............     700        12,906
  Ocwen Financial Corp.*................   1,400         7,788
  Pacific Capital Bancorp...............     500        12,531
  PFF Bancorp, Inc......................     700        12,775
  Premier National Bancorp, Inc.........   1,000        13,000
  Provident Bankshares Corp.............     800        10,800
  Richmond County Financial Corp........     600        11,475
  Riggs National Corp...................   1,100        13,887
  Second Bancorp, Inc...................   1,100        16,706
  Shoreline Financial Corp..............     735         8,728
  St. Francis Capital Corp..............     500         7,563
  Staten Island Bancorp, Inc............     700        12,337
  Sterling Bancshares, Inc..............     800         8,650
  Texas Regional Bancshares, Inc. Class
    A...................................     400        10,150
  UCBH Holdings, Inc....................     500        13,344
  United National Bancorp...............     530         9,739

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Webster Financial Corp................     456   $    10,118
  WesBanco, Inc.........................     400         9,700
  West Coast Bancorp....................     770         7,700
  WestCorp, Inc.........................     960        11,460
                                                   -----------
                                                       797,976
                                                   -----------

BROADCASTING -- 0.7%
  4Kids Entertainment, Inc.*............     600        15,638
  Cumulus Media, Inc. Class A*..........   1,100        10,341
  Liberty Digital, Inc. Class A*........     500        15,000
  On Command Corp.*.....................     600         8,550
  Paxson Communications Corp.*..........   5,000        40,000
                                                   -----------
                                                        89,529
                                                   -----------

BUILDING & CONSTRUCTION -- 2.8%
  Ampco-Pittsburgh Corp.................   1,000        11,125
  Armstrong Holdings, Inc...............     800        13,078
  Beazer Homes USA, Inc.*...............     500         9,125
  Butler Manufacturing Co...............     400         6,800
  Centex Construction Products, Inc.....     400         9,075
  Crossmann Communities, Inc.*..........     600         9,900
  Dal-Tile International, Inc.*.........   1,100         9,075
  Elcor Corp............................     400         9,200
  Emcor Group, Inc.*....................     500        11,594
  Fleetwood Enterprises, Inc............     700         9,975
  Florida Rock Industries, Inc..........   3,700       131,812
  Foster Wheeler Corp...................   1,200        10,350
  Granite Construction, Inc.............     500        12,250
  M.D.C. Holdings, Inc..................     700        13,038
  Nortek, Inc.*.........................   1,200        23,700
  Palm Harbor Homes, Inc.*..............     700        10,150
  Ryland Group, Inc.....................     400         8,850
  Standard Pacific Corp.................     900         9,000
  Stone & Webster, Inc..................     700           525
  Texas Industries, Inc.................     400        11,550
  The Shaw Group, Inc.*.................     300        14,137
  Thor Industries, Inc..................     400         8,400
  Toll Brothers, Inc.*..................     700        14,350
  Wackenhut Corrections Corp.*..........   1,300         9,750
                                                   -----------
                                                       376,809
                                                   -----------

BUSINESS SERVICES -- 4.9%
  Acacia Research Corp.*................     200         4,800
  Administaff, Inc.*....................     700        44,450
  ADVO, Inc.*...........................     400        16,800
  Alpha Microsystems*...................   1,300         6,459
  Ambassadors International, Inc.*......   1,000        15,750
  Angelica Corp.........................     900         7,200
  Applied Graphics Technologies,
    Inc.*...............................   2,500        10,625
  Aspect Communications Corp.*..........     900        35,381
  Banta Corp............................     500         9,469
  BARRA, Inc.*..........................     300        14,869
  Bowne & Co., Inc......................   1,100        11,069
  Brady Corp. Class A...................     400        13,000
  Butler International, Inc.*...........   1,000         8,500
  Cambridge Technology Partners,
    Inc.*...............................   1,300        11,334
  CCC Information Services Group,
    Inc.*...............................   2,200        23,375
                                          SHARES     VALUE+
--------------------------------------------------------------

  CDI Corp.*............................     400   $     8,150
  ChoicePoint, Inc.*....................     210         9,345
  CompuCom Systems, Inc.*...............   1,500         2,438
  Concero, Inc.*........................     300         3,675
  E. W. Blanch Holdings, Inc............     300         6,094
  Electro Rent Corp.*...................   1,000        11,527
  eLoyalty Corp.*.......................     800        10,200
  Emergent Information Technologies,
    Inc.*...............................   1,800         3,825
  En Pointe Technologies, Inc.*.........     300         2,625
  Encompass Services Corp.*.............   3,125        17,969
  ePlus, Inc.*..........................     500        13,219
  Fair, Issac & Co., Inc................     300        13,200
  Forrester Research, Inc.*.............   2,000       145,625
  Franklin Covey Co.*...................   1,000         6,937
  Hall, Kinion & Associates, Inc.*......     400        13,325
  Intelligroup, Inc.*...................     300         3,600
  John H. Harland Co....................     600         8,962
  Kforce.com, Inc.*.....................     900         6,244
  Labor Ready, Inc.*....................     900         5,963
  Level 8 Systems, Inc.*................     300         6,319
  Marketing Services Group, Inc.*.......   1,800         7,987
  MAXIMUS, Inc.*........................     400         8,850
  Navigant Consulting, Inc.*............   1,200         5,100
  NCO Group, Inc.*......................     500        11,562
  Primark Corp.*........................     400        14,900
  ProBusiness Services, Inc.*...........     500        13,281
  Professional Detailing, Inc.*.........     400        13,625
  Profit Recovery Group International,
    Inc.*...............................   1,000        16,625
  RCM Technologies, Inc.*...............   1,200         8,850
  SierraCities.com, Inc.*...............     600         2,250
  SITEL Corp.*..........................   1,400         6,913
  Staff Leasing, Inc.*..................   1,100         3,919
  StaffMark, Inc.*......................   1,800        12,037
  SVI Holdings, Inc.*...................   1,000         5,125
  UniCapital Corp.*.....................   2,700         1,350
  Workflow Management, Inc.*............     400         4,750
                                                   -----------
                                                       669,447
                                                   -----------

CHEMICALS -- 1.6%
  A. Schulman, Inc......................     900        10,856
  Airgas, Inc.*.........................   1,400         7,963
  Arch Chemicals, Inc...................     700        15,312
  Bush Boake Allen, Inc.*...............     400        17,500
  Chemfab Corp.*........................     800         9,500
  ChemFirst, Inc........................   1,800        43,425
  Geon Co...............................     500         9,250
  H.B. Fuller Co........................     300        13,669
  Hawkins Chemical, Inc.................   1,200         9,450
  Landec Corp.*.........................   1,800         9,788
  M. A. Hanna Co........................   1,000         9,000
  Mississippi Chemical Corp.............   1,600         7,600
  TETRA Technologies, Inc.*.............     800        11,350
  U.S. Plastic Lumber Corp.*............   2,800        12,337
  Uniroyal Technology Corp.*............     500         5,531
  WD-40 Co..............................     500        10,375
  Wellman, Inc..........................     700        11,331
                                                   -----------
                                                       214,237
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

COMMERCIAL SERVICES -- 1.2%
  Aviation Sales Co.*...................   1,700   $    10,519
  Bell & Howell Co.*....................     500        12,125
  Competitive Technologies, Inc.*.......     700         7,000
  CoStar Group, Inc.*...................     300         7,519
  Data Broadcasting Corp.*..............   1,000         6,313
  F.Y.I, Inc.*..........................   1,400        47,162
  Mail-Well, Inc.*......................   1,000         8,625
  Plexus Corp.*.........................     400        45,200
  R.H. Donnelley Corp...................     700        13,562
  Veritas DGC, Inc.*....................     400        10,400
                                                   -----------
                                                       168,425
                                                   -----------

COMMUNICATIONS EQUIPMENT -- 1.2%
  Advanced Radio Telecom Corp.*.........     800        11,700
  Allen Telecom, Inc.*..................     600        10,613
  Brooktrout, Inc.*.....................     400         8,725
  Corsair Communications, Inc.*.........     400        11,500
  Inter-Tel, Inc........................     800        12,850
  Motient Corp.*........................   1,000        15,687
  Network Equipment Technologies,
    Inc.*...............................   1,100        11,069
  Network Peripherals, Inc.*............     500         8,375
  North Pittsburgh Systems, Inc.........     800        11,800
  NumereX Corp.*........................   1,000        12,375
  P-Com, Inc.*..........................   1,500         8,531
  Performance Technologies, Inc.*.......     600         5,100
  SeaChange International, Inc.*........     400        11,550
  SymmetriCom, Inc.*....................     800        20,200
  Telxon Corp...........................     500         9,467
                                                   -----------
                                                       169,542
                                                   -----------

COMPUTER EQUIPMENT -- 4.0%
  3Dfx Interactive, Inc.*...............   1,300         9,948
  Apex, Inc.............................     400        17,500
  Blue Wave Systems, Inc.*..............     900         9,281
  Computer Network Technology Corp.*....     500         8,688
  Concurrent Computer Corp.*............   1,000        13,125
  Cybex Computer Products Corp..........     400        16,950
  Drexler Technology Corp.*.............   1,000        13,000
  Extended Systems, Inc.*...............     200        19,200
  Hutchinson Technology, Inc.*..........   1,000        14,250
  Kronos, Inc.*.........................     300         7,800
  Maxwell Technologies, Inc.*...........     500         6,750
  Media 100, Inc.*......................     400        10,986
  Mentor Graphics Corp.*................   4,900        97,387
  Mercury Computer Systems, Inc.*.......     400        12,925
  MicroTouch Systems, Inc.*.............     700         6,038
  MMC Networks, Inc.*...................   3,100       165,656
  MTI Technology Corp.*.................   1,300        10,400
  Silicon Storage Technology, Inc.*.....     500        44,156
  Standard Microsystems Corp.*..........     800        12,300
  Systems & Computer Technology
    Corp.*..............................   1,000        20,000
  TALX Corp.*...........................     600        10,275
  Veramark Technologies, Inc.*..........     800         3,050
  Vitech America, Inc.*.................   1,800         9,900
                                                   -----------
                                                       539,565
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

COMPUTER SERVICES -- 1.3%
  4Front Software, Inc.*................   1,100   $    13,200
  Axent Technologies, Inc.*.............     600        14,887
  Computer Horizons Corp.*..............     900        12,094
  Cylink Corp.*.........................     600        10,050
  InaCom Corp.*.........................   1,400            88
  Informix Corp.*.......................   1,400        10,412
  Manhattan Associates, Inc.*...........     500        12,500
  Metro Information Services, Inc.*.....     800         8,000
  Pomeroy Computer Resources, Inc.*.....     700        10,325
  Procom Technology, Inc.*..............     200        10,338
  Segue Software, Inc.*.................     900         7,538
  Sykes Enterprises, Inc.*..............     800        10,300
  Syntel, Inc.*.........................     800         8,000
  Technology Solutions Co...............     800         4,950
  Vertel Corp.*.........................     800        14,000
  Wind River Systems, Inc.*.............     644        24,391
  Zomax, Inc.*..........................     600         7,875
                                                   -----------
                                                       178,948
                                                   -----------

COMPUTER SOFTWARE -- 4.0%
  Acclaim Entertainment, Inc.*..........   3,200         4,600
  Active Voice Corp.*...................   1,000         8,000
  Activision, Inc.*.....................     700         4,550
  Actuate Corp.*........................     600        32,025
  Adept Technology, Inc.*...............   1,000        46,750
  Advantage Learning Systems, Inc.*.....     700        10,763
  Artisoft, Inc.*.......................     800         9,700
  Avant! Corp.*.........................     700        13,114
  AVT Corp.*............................   1,600        11,619
  Brio Technology, Inc.*................     700        14,831
  Concord Communications, Inc.*.........     300        11,962
  CUseeMe Networks, Inc.*...............     600         5,475
  Datastream Systems, Inc.*.............   1,000        12,500
  Elcom International, Inc.*............     600         4,125
  Excalibur Technologies Corp.*.........     300        11,981
  FileNET Corp.*........................     600        11,025
  Hypercom Corp.*.......................     700        10,063
  IMRglobal Corp.*......................     800        10,450
  Information Architects Corp.*.........     900         6,244
  Inso Corp.*...........................     300         1,556
  InteliData Technologies Corp.*........   1,200        12,375
  IntraNet Solutions, Inc.*.............     500        19,187
  Intrusion.com, Inc.*..................     600         6,788
  JDA Software Group, Inc.*.............     700        13,431
  Logility, Inc.*.......................   1,500         5,766
  MapInfo Corp.*........................     300        12,187
  Midway Games, Inc.*...................     800         6,450
  Mobius Management Systems, Inc.*......   2,000         9,125
  Netopia, Inc.*........................     300        12,075
  New Era of Networks, Inc.*............     600        25,500
  Novadigm, Inc.*.......................     600        11,850
  Objective Systems Integrators,
    Inc.*...............................   1,100        11,756
  Open Market, Inc.*....................     700         9,669
  Peerless Systems Corp.*...............   1,400         2,713
  Pegasystems, Inc.*....................   1,500         7,500
  Per-Se Technologies, Inc.*............   1,200        11,250
  Pervasive Software, Inc.*.............     300         1,688
  Pinnacle Systems, Inc.*...............   1,000        22,484

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  PLATO Learning, Inc.*.................     800   $    10,422
  Project Software & Development,
    Inc.*...............................     400         7,200
  Puma Technology, Inc.*................     600        16,087
  SAGA SYSTEMS, Inc.*...................     600         7,463
  Sanchez Computer Associates, Inc.*....     500        11,875
  Santa Cruz Operation, Inc.*...........     700         4,463
  Secure Computing Corp.*...............   1,000        18,812
  SPSS, Inc.*...........................     500        14,562
  Structural Dynamics Research Corp.*...     700        10,544
  Symix Systems, Inc.*..................     400         3,550
                                                   -----------
                                                       548,105
                                                   -----------

CONSUMER PRODUCTS -- 0.1%
  Central Garden & Pet Co.*.............   1,000         8,969
  Fossil, Inc.*.........................     600        11,662
                                                   -----------
                                                        20,631
                                                   -----------

CONTAINERS-PAPER/PLASTIC -- 0.3%
  AEP Industries, Inc.*.................     400        10,100
  EarthShell Corp.*.....................   4,400        13,337
  Longview Fibre Co.....................   1,000        11,063
                                                   -----------
                                                        34,500
                                                   -----------

DISTRIBUTION/WHOLESALE -- 0.9%
  Aviall, Inc.*.........................     900         4,444
  Brightpoint, Inc.*....................   1,100         9,522
  CellStar Corp.*.......................   1,200         3,338
  Daisytek International Corp.*.........     500         4,719
  Handleman Co.*........................     900        11,250
  Hughes Supply, Inc....................     500         9,875
  Keystone Automotive Industries,
    Inc.*...............................   1,700        10,645
  Miami Computer Supply Corp.*..........     400        10,350
  Nash-Finch Co.........................   1,200         9,900
  Owens & Minor, Inc....................   1,000        17,187
  Savoir Technology Group, Inc..........   1,400         9,887
  ScanSource, Inc.*.....................     600        23,325
                                                   -----------
                                                       124,442
                                                   -----------

DIVERSIFIED OPERATIONS -- 1.5%
  AMERCO*...............................     700        14,000
  Barnes Group, Inc.....................     600         9,787
  Cornell Corrections, Inc.*............   1,000         8,000
  Esterline Technologies Corp.*.........     900        13,387
  Fidelity Holdings, Inc.*..............     500           625
  Griffon Corp.*........................   1,500         8,344
  International Multifoods Corp.........     600        10,366
  MascoTech, Inc........................     900         9,731
  Metromedia International Group,
    Inc.*...............................   1,900         9,025
  Myers Industries, Inc.................     600         6,450
  NACCO Industries, Inc. Class A........     300        10,537
  Ogden Corp............................   1,500        13,500
  Park-Ohio Holdings Corp.*.............   1,200        10,350
  SPS Technologies, Inc.*...............     300        12,319
  Sturm, Ruger & Co., Inc...............   1,100         9,763
  Universal Corp........................     600        12,675
  Vector Group Ltd......................     630         9,293
  Volt Information Sciences, Inc.*......     500        16,469
                                          SHARES     VALUE+
--------------------------------------------------------------

  Walter Industries, Inc................   1,000   $    11,437
  Xceed, Inc.*..........................     500         4,563
                                                   -----------
                                                       200,621
                                                   -----------

EDUCATION -- 0.6%
  Career Education Corp.*...............     400        19,400
  Education Management Corp.*...........     900        16,257
  ITT Educational Services, Inc.*.......     500         8,781
  Strayer Education, Inc................   1,600        38,400
                                                   -----------
                                                        82,838
                                                   -----------

ELECTRICAL EQUIPMENT -- 6.8%
  American Xtal Technology, Inc.*.......   1,900        82,175
  Avid Technology, Inc.*................     700         8,400
  Belden, Inc...........................   2,300        58,937
  C&D Technologies, Inc.................     600        33,900
  Cable Design Technologies Corp.*......     600        20,100
  Celeritek, Inc.*......................     400        16,325
  Checkpoint Systems, Inc.*.............   3,000        22,500
  Cohu, Inc.............................     400        10,788
  CyberOptics Corp.*....................     450        20,812
  GenRad, Inc.*.........................     600         5,400
  Harmon Industries, Inc................     600         7,950
  Ibis Technology Corp.*................     200        12,118
  Information Resource Engineering,
    Inc.*...............................     300         7,575
  Input/Output, Inc.*...................   1,500        12,656
  Littelfuse, Inc.*.....................     400        19,600
  Meade Instruments Corp.*..............   1,600        40,200
  ParkerVision, Inc.*...................     400        20,175
  Paxar Corp.*..........................   1,400        16,712
  Photon Dynamics, Inc.*................     400        29,875
  Power Integrations, Inc.*.............     500        11,781
  Power-One, Inc.*......................   3,150       358,903
  Rogers Corp.*.........................     400        14,000
  Sanmina Corp.*........................     420        35,910
  SIPEX Corp.*..........................     400        11,075
  SLI, Inc..............................     700         8,488
  Spectrian Corp.*......................     300         4,988
  UCAR International, Inc.*.............     900        11,756
  Ultrak, Inc.*.........................   1,300        10,563
  Woodhead Industries, Inc..............     600        10,950
                                                   -----------
                                                       924,612
                                                   -----------

ELECTRONICS -- 6.2%
  ACT Manufacturing, Inc.*..............     300        13,931
  ADE Corp.*............................     700        13,387
  Aeroflex, Inc.*.......................     400        19,875
  American Superconductor Corp.*........     300        14,475
  AMETEK, Inc...........................     600        10,500
  Analogic Corp.........................     300        12,000
  Andrea Electronics Corp.*.............   1,500        10,688
  Benchmark Electronics, Inc.*..........     500        18,281
  C.P. Clare Corp.*.....................   1,000         7,313
  California Amplifier, Inc.*...........     400        18,300
  Coherent, Inc.*.......................     500        41,937
  Cubic Corp............................     500         9,375
  Diodes, Inc.*.........................     400        17,150
  DuPont Photomasks, Inc.*..............     300        20,550
  Electro Scientific Industries,
    Inc.*...............................     600        26,419

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  EMCORE Corp.*.........................     300   $    36,000
  ESS Technology, Inc.*.................     800        11,600
  Exar Corp.*...........................     300        26,156
  General Semiconductor, Inc.*..........   1,100        16,225
  II-VI, Inc.*..........................     200        11,206
  InFocus Corp.*........................     500        16,094
  Integrated Silicon Solution, Inc.*....   1,000        38,000
  Interlink Electronics, Inc.*..........     300        12,563
  Loronix Information Systems, Inc.*....     300        10,781
  MagneTek, Inc.*.......................   1,200         9,600
  Mattson Technology, Inc.*.............     800        26,000
  Merix Corp.*..........................     700        32,900
  Methode Electronics, Inc. Class A.....     600        23,175
  Micros Systems, Inc.*.................     300         5,569
  MIPS Technologies, Inc. Class A*......     300        12,750
  Molecular Devices Corp.*..............     300        20,756
  Nanometrics, Inc.*....................     300        12,356
  Pericom Semiconductor Corp.*..........     300        20,400
  Photronics, Inc.*.....................   2,400        68,100
  Pioneer-Standard Electronics, Inc.....     800        11,800
  Robotic Vision Systems, Inc.*.........     800        14,400
  Spectrum Control, Inc.*...............   1,200        16,350
  Stoneridge, Inc.*.....................     700         6,125
  Superconductor Technologies, Inc*.....     300        11,794
  Supertex, Inc.*.......................     400        20,100
  Three-Five Systems, Inc.*.............     600        35,400
  Trimble Navigation Ltd.*..............     500        24,406
  Ultratech Stepper, Inc.*..............     900        13,387
  Xicor, Inc.*..........................     600         4,013
  Zygo Corp.*...........................     200        18,162
                                                   -----------
                                                       840,349
                                                   -----------

ENVIROMENTAL SERVICES -- 0.4%
  Calgon Carbon Corp....................   1,600        12,400
  Catalytica, Inc.*.....................   2,900        31,900
  Layne Christensen Co.*................   1,200         5,400
                                                   -----------
                                                        49,700
                                                   -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................     400         9,200
                                                   -----------

FINANCIAL SERVICES -- 2.5%
  Advest Group, Inc.....................     500        10,469
  Amresco, Inc.*........................   1,500           844
  Cash America International, Inc.......   1,500        11,062
  Dain Rauscher Corp....................     200        13,200
  Financial Federal Corp.*..............     600        10,425
  First Commonwealth Financial Corp.....   1,200        10,875
  Hoenig Group, Inc.*...................     900         8,831
  Investors Financial Services Corp.....     600        23,812
  Irwin Financial Corp..................     600         8,663
  Jefferies Group, Inc..................     500        10,094
  JWGenesis Financial Corp.*............     900         7,875
  Morgan Keegan, Inc....................     600         8,850
  National Discount Brokers Group,
    Inc.*...............................     400        12,750
  National Processing, Inc.*............   1,000        12,500
  Phoenix Investment Partners Ltd.......   1,300        13,650
                                          SHARES     VALUE+
--------------------------------------------------------------

  Pioneer Group, Inc.*..................     800   $    33,900
  Resource America, Inc.................   1,400         9,144
  Siebert Financial Corp................   1,400         9,800
  Sky Financial Group, Inc..............     547         8,718
  South Financial Group, Inc.*..........   2,600        37,700
  Southwest Bancorporation of Texas,
    Inc.*...............................     600        12,450
  Southwest Securities Group, Inc.......     400        14,900
  Susquehanna Bancshares, Inc...........     700         9,975
  Tucker Anthony Sutro Corp.............     700        12,600
  Wells Fargo Co........................     312        12,090
  WFS Financial, Inc....................     500         8,625
                                                   -----------
                                                       333,802
                                                   -----------

FOOD & BEVERAGES -- 1.3%
  American Italian Pasta Co. Class A*...     400         8,275
  American States Water Co..............     300         8,925
  Dreyer's Grand Ice Cream, Inc.........     600        12,600
  Fleming Cos., Inc.....................   1,000        13,062
  Hain Celestial Group, Inc.*...........     779        28,580
  J. M. Smucker Co. Class B.............   1,500        28,125
  Michael Foods, Inc....................     400         9,800
  Performance Food Group Co.*...........   1,400        44,800
  RalCorp Holdings, Inc.*...............     600         7,350
  Triarc Cos., Inc.*....................     600        12,300
                                                   -----------
                                                       173,817
                                                   -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Buckeye Technologies, Inc.*...........     700        15,356
  Caraustar Industries, Inc.............     800        12,100
  Chesapeake Corp.......................     400        11,850
  Deltic Timber Corp....................     400         8,550
  FiberMark, Inc.*......................     800         9,900
  P.H. Glatfelter Co....................     800         8,150
  Pope & Talbot, Inc....................     700        11,200
  Schweitzer-Mauduit International,
    Inc.................................     800        10,000
  Wausau-Mosinee Paper Corp.............   1,000         8,563
                                                   -----------
                                                        95,669
                                                   -----------

HEALTHCARE -- BIOTECHNOLOGY -- 4.5%
  Aastrom Biosciences, Inc.*............   1,900         4,572
  Advanced Tissue Sciences, Inc.*.......   1,800        14,456
  Alexion Pharmaceuticals, Inc.*........     300        21,450
  Avigen, Inc.*.........................   1,300        57,037
  Aviron*...............................     500        15,437
  Bio-Technology General Corp.*.........   1,100        14,506
  BioCryst Pharmaceuticals, Inc.*.......     500        14,344
  Collateral Therapeutics, Inc.*........     300         7,608
  Creative BioMolecules, Inc.*..........     800        11,172
  Digene Corp.*.........................     300        13,021
  Emisphere Technologies, Inc.*.........     300        12,783
  Gene Logic, Inc.*.....................     500        17,844
  Genelabs Technologies, Inc.*..........   2,400         9,750
  Genome Therapeutics Corp.*............     400        12,175
  Genzyme Transgenics Corp.*............   2,000        54,250
  Geron Corp.*..........................     600        19,200
  Gliatech, Inc.*.......................     500        10,125
  Guilford Pharmaceuticals, Inc.*.......     700        10,544
  Hyseq, Inc.*..........................     300        13,631
  Integra LifeSciences Holdings*........   1,600        15,900

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTHCARE  (CONTINUED)
  Interpore International, Inc.*........   1,400   $    13,563
  LifeCell Corp.*.......................   1,500         9,563
  Nanogen, Inc.*........................     400        16,975
  Neose Technologies, Inc.*.............     300        12,619
  Novavax, Inc.*........................   2,000        14,625
  Pharmaceutical Product Development,
    Inc.*...............................   2,400        50,400
  Protein Design Labs, Inc.*............     400        65,981
  Ribozyme Pharmaceuticals, Inc.*.......     500        12,906
  Targeted Genetics Corp.*..............   1,100        16,362
  Titan Pharmaceuticals, Inc.*..........     500        21,500
  Transkaryotic Therapies, Inc.*........     500        18,375
  Vical, Inc.*..........................     500         9,625
                                                   -----------
                                                       612,299
                                                   -----------

HEALTH CARE -- DRUGS -- 5.5%
  Alpharma, Inc. Class A................   1,700       105,825
  Anesta Corp.*.........................     700        17,412
  Aphton Corp.*.........................     300         7,725
  ARIAD Pharmaceuticals, Inc.*..........     700         9,319
  AVANT Immunotherapeutics, Inc.*.......   1,000        10,563
  Cell Therapeutics, Inc.*..............     800        24,500
  CIMA Labs, Inc.*......................   1,000        20,250
  Corixa Corp.*.........................     400        17,175
  Coulter Pharmaceutical, Inc.*.........     500        10,250
  Cubist Pharmaceuticals, Inc.*.........     600        29,550
  CV Therapeutics, Inc.*................     600        41,587
  Dura Pharmaceuticals, Inc.*...........     900        12,937
  GelTex Pharmaceuticals, Inc.*.........     600        12,263
  ILEX Oncology, Inc.*..................     400        14,100
  Immune Response Corp.*................     800         8,700
  ImmunoGen, Inc.*......................   1,000        12,063
  Isis Pharmaceuticals, Inc.*...........   2,900        42,050
  King Pharmaceuticals, Inc.*...........   1,013        44,423
  Ligand Pharmaceuticals, Inc. Class
    B*..................................   1,100        14,506
  Magainin Pharmaceuticals, Inc.*.......   3,000        13,875
  Maxim Pharmaceuticals, Inc.*..........     300        15,412
  NeoPharm, Inc.*.......................     600        11,766
  Neurocrine Biosciences, Inc.*.........     400        14,225
  Neurogen Corp.*.......................     300         8,663
  NPS Pharmaceuticals, Inc.*............     500        13,375
  Omega Protein Corp.*..................   2,400         4,800
  OSI Pharmaceuticals, Inc.*............   1,100        31,694
  PathoGenesis Corp.*...................     500        13,000
  Penwest Pharmaceuticals Co.*..........     600         6,038
  Pharmacyclics, Inc.*..................   1,500        91,500
  Schein Pharmaceutical, Inc.*..........     700        15,137
  SciClone Pharmaceuticals, Inc.*.......   1,200        15,525
  Texas Biotechnology Corp.*............     700        13,300
  Valentis, Inc.*.......................     800         9,400
  ViroPharma, Inc.*.....................     800        12,500
                                                   -----------
                                                       745,408
                                                   -----------

HEALTH CARE -- PRODUCTS -- 4.9%
  ABIOMED, Inc.*........................     200         6,150
  ADAC Laboratories*....................     400         9,911
  Arrow International, Inc..............     500        16,750
                                          SHARES     VALUE+
--------------------------------------------------------------

  ArthroCare Corp.*.....................     200   $    10,650
  Bergen Brunswig Corp. Class A.........   2,000        11,000
  Biomatrix, Inc.*......................     500        11,313
  Biosite Diagnostics, Inc.*............     700        33,731
  BriteSmile, Inc.*.....................   1,200         5,400
  Carter-Wallace, Inc...................     700        14,087
  Cerus Corp.*..........................     300        15,356
  Columbia Laboratories, Inc.*..........   1,500         8,625
  CONMED, Corp.*........................     500        12,937
  Cooper Cos., Inc......................     300        10,913
  COR Therapeutics, Inc.*...............     500        42,656
  Cytyc Corp.*..........................     800        42,700
  Datascope Corp........................     300        10,800
  Elan Corp. Plc ADR*...................     308        14,919
  EPIX Medical, Inc.*...................     600         8,925
  Fusion Medical Technologies, Inc.*....     500         7,969
  Haemonetics Corp.*....................     500        10,500
  Henry Schein, Inc.*...................     800        13,800
  Hollis-Eden Pharmaceuticals, Inc.*....     600         7,088
  Immucor, Inc.*........................     800         4,500
  Invacare Corp.........................     600        15,750
  Laser Vision Centers, Inc.*...........   1,300         8,044
  LaserSight, Inc.*.....................     900         3,431
  Lifecore Biomedical, Inc.*............   1,400        11,025
  LJL Biosystems, Inc.*.................     900        17,437
  Mentor Corp.*.........................     700        19,031
  MGI Pharma, Inc.*.....................     500        14,383
  Noven Pharmaceuticals, Inc.*..........     700        21,044
  Novoste Corp.*........................     300        18,300
  OrthoLogic Corp.*.....................   3,000        14,812
  Perrigo Co.*..........................   1,500         9,469
  PharmaNetics, Inc.*...................     800        15,900
  PolyMedica Corp.*.....................     300        12,975
  Protocol Systems, Inc.*...............     900        14,344
  PSS World Medical, Inc.*..............   1,400         9,406
  Respironics, Inc.*....................     700        12,600
  SangStat Medical Corp.*...............     400        11,550
  Sola International, Inc.*.............     700         3,413
  Sunrise Technologies International,
    Inc.*...............................   1,400        14,000
  Thermo Cardiosystems, Inc.*...........   1,200        12,000
  Twinlab Corp.*........................   1,700        11,203
  Varian Medical Systems, Inc...........     600        23,475
  Ventana Medical Systems, Inc.*........     300         7,050
  Vital Signs, Inc......................     400         7,250
  Vysis, Inc.*..........................   1,100        12,237
  West Pharmaceutical Services, Inc.....     300         6,488
  Zoll Medical Corp.*...................     200         9,800
                                                   -----------
                                                       667,097
                                                   -----------

HEALTH CARE -- SERVICES -- 1.6%
  Brookdale Living Communities, Inc.*...   1,200        17,400
  Caredata.com, Inc.*...................     900         1,519
  Cerner Corp.*.........................     700        19,075
  Covance, Inc.*........................   1,100         9,694
  Coventry Health Care, Inc.*...........   1,200        15,994
  Hooper Holmes, Inc....................   1,200         9,600
  IDX Systems Corp.*....................     600         8,475
  IMPATH, Inc.*.........................     400        21,700
  Kendle International, Inc.*...........   2,300        18,112

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Laboratory Corporation of America
    Holdings*...........................     380   $    29,307
  Mid Atlantic Medical Services,
    Inc.*...............................   1,000        13,500
  STERIS Corp.*.........................   1,300        11,538
  Sunquest Information Systems, Inc.*...     800         8,600
  Sunrise Assisted Living, Inc.*........     400         7,400
  Total Renal Care Holdings, Inc.*......   1,600         9,600
  Veterinary Centers of America,
    Inc.*...............................     900        12,375
                                                   -----------
                                                       213,889
                                                   -----------

HOUSEHOLD PRODUCTS -- 0.4%
  Applica, Inc.*........................     700         7,919
  Bassett Furniture Industries, Inc.....     600         7,575
  Enesco Group, Inc.....................   1,500         7,125
  Oneida Ltd............................     500         8,875
  Restoration Hardware, Inc.*...........   1,900        10,450
  Salton, Inc.*.........................     300        11,062
  Sunbeam Corp.*........................   2,000         6,875
                                                   -----------
                                                        59,881
                                                   -----------

INSURANCE -- 2.7%
  Arthur J. Gallagher & Co..............     400        16,800
  Brown & Brown, Inc....................     300        15,600
  CNA Surety Corp.......................   4,400        52,525
  Danielson Holding Corp.*..............   1,900         9,262
  Enhance Financial Services Group,
    Inc.................................     800        11,500
  FBL Financial Group, Inc. Class A.....   1,000        15,750
  Fremont General Corp..................   1,400         5,512
  Harleysville Group, Inc...............     600        10,050
  HCC Insurance Holdings, Inc...........   1,000        18,875
  HealthAxis, Inc.*.....................     400         1,525
  Hilb, Rogal & Hamilton Co.............     300        10,406
  Horace Mann Educators Corp............     800        12,000
  LandAmerica Financial Group, Inc......     500        11,469
  Meadowbrook Insurance Group, Inc......     900         4,613
  Medical Assurance, Inc................     525         5,906
  Ohio Casualty Corp....................   1,200        12,750
  Philadelphia Consolidated Holding
    Corp................................     700        11,769
  Presidential Life Corp................     600         8,325
  Professionals Group, Inc..............     500        12,219
  RLI Corp..............................   1,000        34,750
  SCPIE Holdings, Inc...................     400         8,200
  Selective Insurance Group, Inc........     600        11,400
  State Auto Financial Corp.............   1,200        14,250
  Stewart Information Services Corp.....     800        11,700
  United Wisconsin Services, Inc........   1,900        10,509
  Vesta Insurance Group, Inc............   2,100        12,994
  W.R. Berkley Corp.....................     500         9,375
  Zenith National Insurance Corp........     500        10,625
                                                   -----------
                                                       370,659
                                                   -----------

INTERNET SERVICES -- 0.8%
  Akamai Technologies, Inc.*............     178        21,135
  CyberSource Corp.*....................     700         9,669
  eLOT, Inc.*...........................   3,100         5,812
  ePresence, Inc.*......................     500         3,625
  Learn2.com, Inc.*.....................   1,500         2,953
                                          SHARES     VALUE+
--------------------------------------------------------------

  Panja, Inc.*..........................     900   $    11,025
  Pilot Network Services, Inc.*.........     300         4,463
  PSINet, Inc.*.........................     630        15,829
  Quokka Sports, Inc.*..................     900         7,228
  RMI.NET, Inc.*........................   2,500         7,656
  SoftNet Systems, Inc.*................     500         4,813
  Styleclick.com, Inc.*.................     800         8,000
  Travelocity.com, Inc.*................     300         4,912
                                                   -----------
                                                       107,120
                                                   -----------

LEISURE -- 1.5%
  AMC Entertainment, Inc.*..............   1,000         4,875
  American Classic Voyages Co.*.........     400         8,250
  AMF Bowling, Inc.*....................   5,000           938
  Argosy Gaming Co.*....................     800        11,500
  Aztar Corp.*..........................     800        12,400
  Bally Total Fitness Holding Corp.*....     500        12,687
  Boca Resorts, Inc. Class A*...........   4,200        41,475
  Boyd Gaming Corp.*....................   1,900        10,569
  Championship Auto Racing Teams,
    Inc.*...............................     500        12,750
  Choice Hotels International, Inc.*....   1,100        11,511
  Fairfield Communities, Inc.*..........     900         7,088
  Pinnacle Entertainment, Inc.*.........     500         9,719
  Prime Hospitality Corp.*..............   1,400        13,212
  Scientific Games Holdings Corp.*......     600        14,737
  Sunterra Corp.*.......................   3,600           828
  Vail Resorts, Inc.*...................     800        13,050
  WMS Industries, Inc.*.................     900        13,894
                                                   -----------
                                                       199,483
                                                   -----------

MACHINERY -- 2.9%
  Alamo Group, Inc......................   1,000        12,500
  Applied Industrial Technologies,
    Inc.................................     600         9,825
  Astec Industries, Inc.*...............     600        15,225
  Baldor Electric Co....................     700        13,037
  BEI Technologies, Inc.................     400        10,161
  CARBO Ceramics, Inc...................     300        10,658
  CFM Technologies, Inc.*...............     900        13,950
  Flowserve Corp........................     800        12,050
  FSI International, Inc.*..............     800        17,350
  GaSonics International Corp.*.........     300        11,831
  Gerber Scientific, Inc................     700         8,050
  Gulf Islands Fabrication, Inc.*.......     700        11,900
  Intermet Corp.........................   1,000         6,875
  Intevac, Inc.*........................   1,300         4,956
  JLG Industries, Inc...................     900        10,688
  Lufkin Industries, Inc................     700        11,112
  Milacron, Inc.........................   3,500        50,750
  National-Oilwell, Inc.*...............     541        17,785
  Powell Industries, Inc.*..............   1,200        11,700
  Presstek, Inc.*.......................     700        11,419
  Sauer, Inc............................   2,700        26,662
  Semitool, Inc.*.......................     600        10,388
  Specialty Equipment Cos., Inc.*.......     400        10,850
  SpeedFam-IPEC, Inc.*..................     600        10,913
  Stewart & Stevenson Services, Inc.....   1,100        16,569
  Tennant Co............................     300        11,250
  Terex Corp.*..........................     800        11,300

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MACHINERY  (CONTINUED)
  Thomas Industries, Inc................     500   $     8,844
  Woodward Governor Co..................     400        11,325
                                                   -----------
                                                       389,923
                                                   -----------

MANUFACTURING -- 0.3%
  Applied Films Corp.*..................     400        14,650
  JAKKS Pacific, Inc.*..................     600         8,850
  Polymer Group, Inc....................   1,000         9,250
  Rayovac Corp.*........................     500        11,188
                                                   -----------
                                                        43,938
                                                   -----------

METALS & MINING -- 0.5%
  A.M. Castle & Co......................     700         5,819
  Amcast Industrial Corp................   1,000         8,750
  AMCOL International Corp..............     800        13,200
  Brush Engineered Materials, Inc.......     700        10,937
  MAXXAM, Inc.*.........................     400         7,100
  USEC, Inc.............................   2,600        12,025
  Wolverine Tube, Inc.*.................     700        11,900
                                                   -----------
                                                        69,731
                                                   -----------
MULTIMEDIA -- 0.5%
  LodgeNet Entertainment Corp.*.........     400         9,700
  USA Networks, Inc.*...................   2,376        51,381
  YouthStream Media Networks, Inc.*.....     500         2,969
                                                   -----------
                                                        64,050
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.4%
  Global Imaging Systems, Inc.*.........     600         6,300
  Hunt Corp.............................   1,100        11,413
  Interface, Inc........................   2,800        10,675
  New England Business Service, Inc.....     400         6,500
  Standard Register Co..................     500         7,125
  Wallace Computer Services, Inc........   1,200        11,850
                                                   -----------
                                                        53,863
                                                   -----------

OIL & GAS -- 3.8%
  Atmos Energy Corp.....................     600        10,500
  Atwood Oceanics, Inc.*................     300        13,339
  Basin Exploration, Inc.*..............   1,100        19,662
  Cal Dive International, Inc.*.........     300        16,256
  Chesapeake Energy Corp.*..............   2,000        15,500
  Clayton Williams Energy, Inc.*........     900        28,744
  Cross Timbers Oil Co..................   1,000        22,125
  Detroit Diesel Corp...................     700        10,325
  EnergyNorth, Inc......................     200        11,850
  Forest Oil Corp.*.....................   1,100        17,531
  Giant Industries, Inc.*...............   1,100         8,663
  Grey Wolf, Inc.*......................   3,300        16,500
  Houston Exploration Co.*..............     500        12,563
  HS Resources, Inc.*...................     600        18,000
  Key Production Co., Inc.*.............   1,200        21,000
  New Jersey Resources Corp.............     400        15,225
  Nuevo Energy Co.*.....................     600        11,325
  Oceaneering International, Inc.*......     700        13,300
  Parker Drilling Co.*..................   2,000        12,375
  Pennaco Energy, Inc.*.................     900        14,737
  Petroleum Development Corp.*..........   1,800         9,225
                                          SHARES     VALUE+
--------------------------------------------------------------

  Plains Resources, Inc.*...............     700   $    11,200
  Prima Energy Corp.*...................     300        16,050
  SEACOR SMIT, Inc.*....................     300        11,606
  SEMCO Energy, Inc.....................     900        11,700
  Southwestern Energy Co................   1,500         9,375
  St. Mary Land & Exploration Co........     300        12,619
  Superior Energy Services, Inc.*.......   1,200        12,450
  Swift Energy Co.*.....................     400        11,350
  Tesoro Petroleum Corp.*...............   1,000        10,125
  Tom Brown, Inc.*......................     700        16,144
  TransMontaigne, Inc.*.................     900         5,513
  Trico Marine Services, Inc.*..........   1,000        12,750
  UGI Corp..............................     500        10,250
  Unit Corp.*...........................   1,100        14,850
  UTI Energy Corp.*.....................     400        16,050
  Western Gas Resources, Inc............     600        12,600
                                                   -----------
                                                       513,377
                                                   -----------

PERSONAL CARE -- 0.2%
  Chattem, Inc.*........................     500         6,844
  French Fragrances, Inc.*..............   1,500        12,281
  Guest Supply, Inc.*...................     700        12,731
                                                   -----------
                                                        31,856
                                                   -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................     800        16,700
                                                   -----------

PUBLISHING -- 0.2%
  Cadmus Communications Corp............   1,000         9,750
  Journal Register Co.*.................     900        16,425
  Playboy Enterprises, Inc. Class B*....     400         5,150
                                                   -----------
                                                        31,325
                                                   -----------

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Avatar Holdings, Inc.*................     500        11,500
  Castle & Cooke, Inc.*.................     700        13,519
  Jones Lang LaSalle, Inc.*.............     900        12,037
  LNR Property Corp.....................     500         9,750
  Trammell Crow Co.*....................     700         7,525
                                                   -----------
                                                        54,331
                                                   -----------

RESTAURANTS -- 1.4%
  Bob Evans Farms, Inc..................     800        11,950
  Buffets, Inc.*........................   1,200        15,225
  CBRL Group, Inc.......................   1,200        17,625
  CKE Restaurants, Inc..................   1,500         4,500
  Dave & Buster's, Inc.*................   1,400         8,750
  IHOP Corp.*...........................     600        10,050
  Landry's Seafood Restaurants, Inc.....   1,500        12,750
  Lone Star Steakhouse & Saloon, Inc....   1,100        11,137
  O'Charley's, Inc.*....................     800        10,900
  P.F. Chang's China Bistro, Inc.*......     400        12,775
  RARE Hospitality International,
    Inc.*...............................   1,200        33,900
  Ruby Tuesday, Inc.....................   1,200        15,075
  Ryan's Family Steak Houses, Inc.*.....   1,200        10,125
  Sonic Corp.*..........................     400        11,750
                                                   -----------
                                                       186,512
                                                   -----------

RETAIL -- FOOD -- 0.4%
  Delhaize America, Inc. Class A........     800        14,150

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL  (CONTINUED)
  Morrison Management Specialists,
    Inc.................................     440   $    12,403
  Ruddick Corp..........................     900        10,631
  Smart & Final, Inc.*..................   1,500        11,531
  Wild Oats Markets, Inc.*..............     600         7,538
                                                   -----------
                                                        56,253
                                                   -----------

RETAIL -- GENERAL -- 0.6%
  Ames Department Stores, Inc.*.........     600         4,650
  Bebe stores, Inc.*....................     500         4,188
  Casey's General Stores, Inc...........   1,100        11,412
  Duane Reade, Inc.*....................     500        12,875
  Factory 2-U Stores, Inc.*.............     400        15,125
  PriceSmart, Inc.*.....................     300        11,400
  ShopKo Stores, Inc.*..................     600         9,225
  Value City Department Stores, Inc.*...   1,000         9,500
                                                   -----------
                                                        78,375
                                                   -----------

RETAIL -- SPECIALTY -- 2.1%
  American Eagle Outfitters, Inc.*......     900        12,600
  Burlington Coat Factory Warehouse
    Corp................................     900         9,731
  Chico's FAS, Inc.*....................     500        10,045
  Children's Place Retail Stores,
    Inc.*...............................     500         9,982
  Cost Plus, Inc.*......................     400        11,475
  Deb Shops, Inc........................     700         8,750
  Discount Auto Parts, Inc.*............   1,000        10,000
  Flooring America, Inc.*...............   1,900             0
  Genesco, Inc.*........................     700        11,244
  Goody's Family Clothing, Inc.*........   3,300        18,150
  Group 1 Automotive, Inc.*.............     600         7,200
  Heilig-Meyers Co......................   5,000         5,938
  Hines Horticulture, Inc.*.............   2,200        14,987
  Hollywood Entertainment Corp.*........     900         7,088
  Hot Topic, Inc.*......................     400        12,800
  J.Baker, Inc..........................   1,400         8,137
  Pep Boys -- Manny, Moe & Jack.........   1,100         6,600
  PETsMART, Inc.*.......................   2,200         7,425
  Pier 1 Imports, Inc...................   1,900        18,525
  Regis Corp............................     800        10,000
  Right Start, Inc.*....................     600         2,738
  Rush Enterprises, Inc.*...............     700         3,894
  Shop At Home, Inc.*...................   2,800        13,081
  Sunglass Hut International, Inc.*.....     900         7,397
  Systemax, Inc.*.......................   1,100         4,263
  Transport World Entertainment
    Corp.*..............................   1,000        12,125
  Tuesday Morning Corp.*................     800         8,400
  Wet Seal, Inc.*.......................   1,100        14,437
  Wilsons The Leather Experts, Inc.*....     900        13,219
                                                   -----------
                                                       280,231
                                                   -----------
STEEL -- 0.8%
  Bethlehem Steel Corp.*................   3,000        10,687
  Carpenter Technology Corp.............     400         8,450
  Material Sciences Corp.*..............     900         9,000
  Maverick Tube Corp.*..................     500        14,562
  Reliance Steel & Aluminum Co..........     600        11,475
  Roanoke Electric Steel Corp...........     600         7,500
  Ryerson Tull, Inc.....................     500         5,188
                                          SHARES     VALUE+
--------------------------------------------------------------

  Steel Dynamics, Inc.*.................   1,000   $     9,063
  Valmont Industries, Inc...............     700        13,912
  Weirton Steel Corp.*..................   1,700         5,525
  WHX Corp.*............................   1,600         8,800
                                                   -----------
                                                       104,162
                                                   -----------

TELECOMMUNICATIONS -- 4.2%
  Anaren Microwave, Inc.*...............     450        59,055
  APAC Telecommunications Corp.*........   1,400        15,488
  Applied Digital Solutions, Inc.*......   1,400         4,725
  Aware, Inc.*..........................     400        20,450
  CFW Communications Co.................     300        11,250
  Communications Systems, Inc...........     900        13,725
  CT Communications, Inc................     400        11,375
  e.spire Communications, Inc.*.........   1,000         6,750
  eGlobe, Inc.*.........................   2,700         8,100
  Global Crossing Ltd.*.................   4,334       114,038
  Hickory Tech Corp.....................     700         8,531
  International FiberCom, Inc.*.........     600        15,300
  Lightbridge, Inc.*....................     500        11,938
  Natural MicroSystems Corp.*...........     300        33,731
  Optical Cable Corp.*..................   1,900        57,475
  Osicom Technologies, Inc.*............   1,000        84,625
  Proxim, Inc.*.........................     200        19,794
  PTEK Holdings, Inc.*..................   2,800         9,100
  Rural Celluar Corp. Class A*..........     200        15,313
  Smith Micro Software, Inc.*...........     500         3,156
  Startec Global Communications
    Corp.*..............................     500         5,344
  Telscape International, Inc.*.........     800         5,400
  Tollgrade Communications, Inc.*.......     200        26,500
  Wireless Telecom Group, Inc.*.........   1,900         5,700
                                                   -----------
                                                       566,863
                                                   -----------

TEXTILE & APPAREL -- 1.3%
  Brown Shoe Co., Inc...................     900        11,700
  Charming Shoppes, Inc.*...............   2,000        10,187
  Columbia Sportswear Co.*..............     500        13,437
  G & K Services, Inc. Class A..........     400        10,025
  Global Sports, Inc.*..................     600         3,863
  Haggar Corp...........................     800         9,400
  Kellwood Co...........................     600        12,675
  Nautica Enterprises, Inc.*............   1,000        10,687
  Oshkosh B' Gosh, Inc. Class A.........   1,400        22,925
  Phillips-Van Heusen Corp..............   1,400        13,300
  Quiksilver, Inc.*.....................     700        10,894
  Reebok International Ltd.*............   1,100        17,531
  Steven Madden Ltd.*...................     600         3,938
  Stride Rite Corp......................   1,400         8,575
  Vans, Inc.*...........................     700        10,237
  Wolverine World Wide, Inc.............     900         8,888
                                                   -----------
                                                       178,262
                                                   -----------

TOOLS-HAND HELD -- 0.1%
  Toro Co...............................     300         9,881
                                                   -----------

TRANSPORTATION -- 2.3%
  American Freightways Corp.*...........     600         8,700
  Circle International Group, Inc.......   1,800        45,225
  Consolidated Freightways Corp.*.......   2,400         9,750
  Forward Air Corp.*....................     400        16,000

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2000 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
TRANSPORTATION  (CONTINUED)
  Fritz Companies, Inc.*................   1,100   $    11,344
  Interpool, Inc........................   2,700        26,325
  J.B. Hunt Transport Services, Inc.....     700        10,806
  Kirby Corp.*..........................     500        10,625
  Knight Transportation, Inc.*..........     800        11,650
  Landstar Systems, Inc.*...............     200        11,913
  M.S. Carriers, Inc.*..................     400         7,050
  Offshore Logistics, Inc.*.............   1,100        15,812
  Overseas Shipholding Group, Inc.......     700        17,237
  RailAmerica, Inc.*....................   1,200         7,650
  Roadway Express, Inc..................     600        14,063
  Werner Enterprises, Inc...............     900        10,406
  Wisconsin Central Transportation
    Corp.*..............................   1,000        13,000
  XTRA Corp.............................   1,300        51,269
  Yellow Corp.*.........................     800        11,800
                                                   -----------
                                                       310,625
                                                   -----------
UTILITIES -- 1.9%
  Avista Corp...........................     700        12,206
  California Water Service Group........     400         9,700
  Cascade Natural Gas Corp..............     600        10,013
  CH Energy Group, Inc..................     300        10,283
  Chesapeake Utilities Corp.............     600        10,650
  CTG Resources, Inc....................     300        11,006
  E' Town Corp..........................     200        13,288
  El Paso Electric Co.*.................   1,200        13,425
  Empire District Electric Co...........     500        11,031
  Energen Corp..........................     600        13,088
  FuelCell Energy, Inc.*................     200        13,812
  Ionics, Inc.*.........................     500        15,312
  Madison Gas and Electric Co...........     500         9,875
  Middlesex Water Co....................     500        14,312
  Northwest Natural Gas Co..............     500        11,188
  NorthWestern Corp.....................     500        11,563
  NUI Corp..............................     400        10,800
  Otter Tail Power Co...................     500        10,500
  Parker-Hannifin Corp..................     216         7,398
  UniSource Energy Corp.*...............   1,000        15,000
  United Illuminating Co................     300        13,125
  Unitil Corp...........................     500        13,344
                                                   -----------
                                                       260,919
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

WASTE MANAGEMENT -- 0.2%
  Casella Waste Systems, Inc. Class
    A*..................................   1,300   $    13,975
  IMCO Recycling, Inc...................   1,700         9,244
                                                   -----------
                                                        23,219
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $11,940,874).......            13,515,639
                                                   -----------
RIGHTS -- 0.0%

HEALTH CARE -- PRODUCTS -- 0.0%
  Elan Corp. Plc*.......................     800           400
                                                   -----------
  TOTAL RIGHTS
    (Identified Cost $320)..............                   400
                                                   -----------

SHORT TERM INVESTMENTS -- 2.5%

OTHER -- 2.5%
  SSgA Government Money Market Fund.....  84,418        84,418
  SSgA Money Market Fund................  252,470      252,470
                                                   -----------
  TOTAL SHORT TERM INVESTMENTS
    (Identified Cost $336,888)..........               336,888
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.3%
  (IDENTIFIED COST $12,278,082)#..................  13,852,927
  Liabilities, Less Cash and Other Assets --
    (2.3%)........................................    (305,103)
                                                    ----------
NET ASSETS -- 100%................................  $13,547,824
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $12,278,082. Net unrealized appreciation aggregated $1,574,844, of which $3,050,671 related to appreciated investment securities and $1,475,827 related to depreciated investment securities.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2000

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBtM
                               FUND            Fund
---------------------------------------------------------
ASSETS
  Investments in
    securities, at market  $21,850,103     $36,378,369
  Short-term investments
    (at amortized cost)      4,355,297       1,810,928
  Cash                             158             616
  Foreign Currency              57,275         503,217
  Receivable for
    investments sold                --          74,655
  Dividends and interest
    receivable                 505,986          71,652
  Receivable for fund
    shares sold                 77,071          64,272
  Receivable for foreign
    currency exchange
    contracts (Note 2)          91,731              --
  Receivable due from
    advisor (Note 2)            55,598          46,481
  Receivable for foreign
    tax reclaims                    --          35,055
                           -----------     -----------
    TOTAL ASSETS            26,993,219      38,985,245
                           -----------     -----------

LIABILITIES
  Payable for investments
    purchased                  599,972           4,469
  Payable for fund shares
    redeemed                    18,152          14,780
  Advisory fee payable
    (Note 2)                    17,243          25,362
  Administration fee
    payable (Note 2)                --             118
  Shareholder servicing
    fee payable (Note 2)         2,738           4,214
  Accrued expenses and
    other liabilities           95,001          98,085
                           -----------     -----------
    TOTAL LIABILITIES          733,106         147,028
                           -----------     -----------

NET ASSETS                 $26,260,113     $38,838,217
                           ===========     ===========
NET ASSETS CONSIST OF:
  Capital paid in          $26,235,413     $37,538,717
  Undistributed net
    investment income          441,798         202,381
  Accumulated net
    realized gain/(loss)       (26,845)         30,015
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               (480,144)      1,062,232
    Foreign currency
      translations              89,891           4,872
                           -----------     -----------

NET ASSETS                 $26,260,113     $38,838,217
                           ===========     ===========
CLASS S:
Net assets                 $11,095,274     $17,645,853
Shares outstanding (par
  value)                     1,104,158       1,768,492
Net asset value per share  $     10.05     $      9.98
CLASS I:
Net assets                 $15,164,839     $21,192,364
Shares outstanding (par
  value)                     1,509,751       2,122,031
Net asset value per share  $     10.04     $      9.99

IDENTIFIED COST OF
  INVESTMENTS              $26,685,544     $37,127,065
COST OF FOREIGN CURRENCY   $    57,617     $   499,659

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL                 SA                          SA               SA U.S.
                            SMALL COMPANY               U.S. HBtM                   U.S. MARKET       SMALL COMPANY
                                 FUND                      Fund                        FUND               FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market    $10,691,458               $13,256,427                  $31,708,817        $13,516,039
  Short-term investments
    (at amortized cost)               --                   404,808                    1,410,512            336,888
  Cash                             2,893                       320                       12,978                295
  Foreign Currency                    --                        --                           --                 --
  Receivable for
    investments sold                  --                        --                       12,000                 --
  Dividends and interest
    receivable                        --                    25,548                       30,042              9,535
  Receivable for fund
    shares sold                   21,107                    27,433                       63,735             26,972
  Receivable for foreign
    currency exchange
    contracts (Note 2)                --                        --                           --                 --
  Receivable due from
    advisor (Note 2)              62,759                    60,523                       84,134             75,770
  Receivable for foreign
    tax reclaims                      --                        --                           --                 --
                             -----------               -----------                  -----------        -----------
    TOTAL ASSETS              10,778,217                13,775,059                   33,322,218         13,965,499
                             -----------               -----------                  -----------        -----------

LIABILITIES
  Payable for investments
    purchased                         --                   280,700                    1,358,747            312,348
  Payable for fund shares
    redeemed                       4,363                     3,914                       10,975              4,741
  Advisory fee payable
    (Note 2)                       6,877                     9,456                       20,951              8,615
  Administration fee
    payable (Note 2)                  --                        --                          250                 --
  Shareholder servicing
    fee payable (Note 2)           1,173                     1,621                        3,667              1,514
  Accrued expenses and
    other liabilities             80,922                    87,649                       93,768             90,457
                             -----------               -----------                  -----------        -----------
    TOTAL LIABILITIES             93,335                   383,340                    1,488,358            417,675
                             -----------               -----------                  -----------        -----------

NET ASSETS                   $10,684,882               $13,391,719                  $31,833,860        $13,547,824
                             ===========               ===========                  ===========        ===========
NET ASSETS CONSIST OF:
  Capital paid in            $10,472,426               $14,300,268                  $29,864,096        $11,940,650
  Undistributed net
    investment income                 --                    91,355                       39,969                 --
  Accumulated net
    realized gain/(loss)         131,282                    63,322                       43,902             32,330
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                   81,174                (1,063,226)                   1,885,893          1,574,844
    Foreign currency
      translations                    --                        --                           --                 --
                             -----------               -----------                  -----------        -----------

NET ASSETS                   $10,684,882               $13,391,719                  $31,833,860        $13,547,824
                             ===========               ===========                  ===========        ===========
CLASS S:
Net assets                   $ 5,072,064               $ 6,404,603                  $15,645,567        $ 6,711,326
Shares outstanding (par
  value)                         487,433                   743,055                    1,352,677            534,825
Net asset value per share    $     10.41               $      8.62                  $     11.57        $     12.55
CLASS I:
Net assets                   $ 5,612,818               $ 6,987,116                  $16,188,293        $ 6,836,498
Shares outstanding (par
  value)                         538,410                   810,315                    1,396,487            543,428
Net asset value per share    $     10.42               $      8.62                  $     11.59        $     12.58

IDENTIFIED COST OF
  INVESTMENTS                $10,610,284               $14,724,461                  $31,233,435        $12,278,082
COST OF FOREIGN CURRENCY              --                        --                           --                 --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- JUNE 30, 2000

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBtM
                              FUND*           Fund**
---------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends               $      --       $  563,198
    Interest                  799,980           79,232
    Less: Foreign taxes
      withheld                   (564)         (66,764)
                            ---------       ----------

  TOTAL INCOME                799,416          575,666
                            ---------       ----------
  EXPENSES:
    Advisory fees
      (Note 2)                126,955          132,114
    Sub-Advisory fees
      (Note 2)                 28,378           59,063
    Shareholder service
      fees (S Class)
      (Note 2)                 11,816           18,559
    Shareholder service
      fees (I Class)
      (Note 2)                  5,087            4,055
    Administration fees
      (Note 2)                 14,936           15,543
    Sub-Administration
      fees (Note 2)           105,295          103,635
    Trustees fees and
      expenses (Note 2)         4,935            4,935
    Custody and
      accounting fees
      (Note 2)                 86,160          152,570
    Transfer agent fees
      (S Class)                18,496           27,333
    Transfer agent fees
      (I Class)                33,807           24,970
    Audit fees                 27,628           27,056
    Legal fees                  3,293            3,293
    Registration fees          41,573           41,002
    Organization costs         23,812           23,811
    Other expenses              9,690            9,535
                            ---------       ----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:           541,861          647,474
    Less: Expenses waived
      or borne by the
      Advisor (Note 2)       (320,543)        (330,510)
    Less: Expenses waived
      by the
      Sub-Administrator,
      Custodian and
      accounting agent
      (Note 2)                (59,814)         (59,814)
                            ---------       ----------

    NET EXPENSES              161,504          257,150
                            ---------       ----------

  NET INVESTMENT INCOME
    (LOSS)                    637,912          318,516
                            ---------       ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments            (127,321)          30,015
      Foreign currency
        transactions          541,134          (33,971)
    INCREASE (DECREASE)
      IN UNREALIZED
      APPRECIATION
      (DEPRECIATION) ON:
      Investments            (480,144)       1,062,232
      Foreign currency
        translations           89,891            4,872
                            ---------       ----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)           23,560        1,063,148
                            ---------       ----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS              $ 661,472       $1,381,664
                            =========       ==========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL                 SA                     SA          SA U.S.
                            SMALL COMPANY               U.S. HBtM              U.S. MARKET  SMALL COMPANY
                                FUND**                    Fund**                 FUND**        FUND**
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                 $  91,309                $   148,940             $  165,799    $   43,504
    Interest                         --                     21,227                 36,183        19,450
    Less: Foreign taxes
      withheld                       --                        (57)                    --            --
                              ---------                -----------             ----------    ----------

  TOTAL INCOME                   91,309                    170,110                201,982        62,954
                              ---------                -----------             ----------    ----------
  EXPENSES:
    Advisory fees
      (Note 2)                   36,672                     53,655                113,956        48,877
    Sub-Advisory fees
      (Note 2)                       --                     17,043                  6,703        21,851
    Shareholder service
      fees (S Class)
      (Note 2)                    5,161                      7,627                 17,157         7,077
    Shareholder service
      fees (I Class)
      (Note 2)                    1,124                      1,632                  3,272         1,460
    Administration fees
      (Note 2)                    4,314                      6,312                 13,407         5,750
    Sub-Administration
      fees (Note 2)             103,350                    103,247                103,957       103,091
    Trustees fees and
      expenses (Note 2)           4,934                      4,935                  4,935         4,935
    Custody and
      accounting fees
      (Note 2)                   62,177                     78,897                102,839       102,988
    Transfer agent fees
      (S Class)                  25,691                     26,213                 28,824        26,659
    Transfer agent fees
      (I Class)                  26,613                     26,090                 23,479        25,644
    Audit fees                   27,056                     27,056                 27,056        27,056
    Legal fees                    3,293                      3,341                  3,293         3,293
    Registration fees            37,877                     38,610                 40,164        38,201
    Organization costs           23,811                     23,812                 23,812        23,811
    Other expenses                9,535                      9,536                  9,535         9,535
                              ---------                -----------             ----------    ----------

  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:             371,608                    428,006                522,389       450,228
    Less: Expenses waived
      or borne by the
      Advisor (Note 2)         (251,190)                  (288,927)              (299,745)     (309,431)
    Less: Expenses waived
      by the
      Sub-Administrator,
      Custodian and
      accounting agent
      (Note 2)                  (59,814)                   (59,815)               (59,967)      (59,813)
                              ---------                -----------             ----------    ----------

    NET EXPENSES                 60,604                     79,264                162,677        80,984
                              ---------                -----------             ----------    ----------

  NET INVESTMENT INCOME
    (LOSS)                       30,705                     90,846                 39,305       (18,030)
                              ---------                -----------             ----------    ----------

NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments               192,969                     63,322                 43,902        50,325
      Foreign currency
        transactions                 --                         --                     --            --
    INCREASE (DECREASE)
      IN UNREALIZED
      APPRECIATION
      (DEPRECIATION) ON:
      Investments                81,174                 (1,063,226)             1,885,893     1,574,844
      Foreign currency
        translations                 --                         --                     --            --
                              ---------                -----------             ----------    ----------

    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)            274,143                   (999,904)             1,929,795     1,625,169
                              ---------                -----------             ----------    ----------

  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS                $ 304,848                $  (909,058)            $1,969,100    $1,607,139
                              =========                ===========             ==========    ==========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE PERIOD ENDED JUNE 30, 2000*

                                SA       SA INTERNATIONAL
                           FIXED INCOME        HBtM
                              FUND*           Fund**
---------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $   637,912     $   318,516
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions             413,813          (3,956)
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          (390,253)      1,067,104
                           -----------     -----------
    Net increase
      (decrease) from
      operations               661,472       1,381,664
                           -----------     -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                 (206,380)        (25,889)
      Class I                 (430,392)        (37,689)
    Net realized gains
      Class S                       --              --
      Class I                       --              --
                           -----------     -----------
  TOTAL DISTRIBUTIONS         (636,772)        (63,578)
                           -----------     -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S               18,847,826      19,325,531
      Class I               15,482,141      20,976,901
    Value of
      distributions
      reinvested
      Class S                  186,666          25,526
      Class I                  427,262          37,689
    Cost of shares
      redeemed
      Class S               (1,970,358)     (2,254,486)
      Class I               (6,788,124)       (601,030)
                           -----------     -----------
  TOTAL SHARE
    TRANSACTIONS            26,185,413      37,510,131
    Shareholder
      transaction fees
      (Note 2)                      --              --
                           -----------     -----------
  Net increase (decrease)
    from share
    transactions            26,185,413      37,510,131
                           -----------     -----------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS                  26,210,113      38,828,217
NET ASSETS
  Beginning of period           50,000          10,000
                           -----------     -----------
  End of period            $26,260,113     $38,838,217
                           ===========     ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $   441,798     $   202,381
CAPITAL SHARE
  TRANSACTIONS:
CLASS S:
  Shares sold by
    subscription             1,879,337       2,009,067
  Issued for
    distributions
    reinvested                  18,640           2,608
  Shares redeemed             (196,319)       (243,683)
                           -----------     -----------
  Net increase (decrease)
    in fund shares           1,701,658       1,767,992
                           ===========     ===========
CLASS I:
  Shares sold by
    subscription             2,140,747       2,181,176
  Issued for
    distributions
    reinvested                  42,704           3,846
  Shares redeemed             (676,200)        (63,491)
                           -----------     -----------
  Net increase (decrease)
    in fund shares           1,507,251       2,121,531
                           ===========     ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           SA INTERNATIONAL                 SA                          SA               SA U.S.
                            SMALL COMPANY               U.S. HBtM                   U.S. MARKET       SMALL COMPANY
                                FUND**                    Fund**                      FUND**             FUND**
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                 $    30,705               $    90,846                  $    39,305        $   (18,030)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions               192,969                    63,322                       43,902             50,325
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)              81,174                (1,063,226)                   1,885,893          1,574,844
                             -----------               -----------                  -----------        -----------
    Net increase
      (decrease) from
      operations                 304,848                  (909,058)                   1,969,100          1,607,139
                             -----------               -----------                  -----------        -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                    (40,786)                       --                           --                 --
      Class I                    (51,606)                       --                           --                 --
    Net realized gains
      Class S                         --                        --                           --                 --
      Class I                         --                        --                           --                 --
                             -----------               -----------                  -----------        -----------
  TOTAL DISTRIBUTIONS            (92,392)                       --                           --                 --
                             -----------               -----------                  -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                  5,978,947                 7,917,425                   16,914,276          7,105,475
      Class I                  5,640,710                 7,771,314                   16,340,573          6,869,906
    Value of
      distributions
      reinvested
      Class S                     40,128                        --                           --                 --
      Class I                     51,605                        --                           --                 --
    Cost of shares
      redeemed
      Class S                 (1,087,109)               (1,055,665)                  (2,306,344)        (1,233,256)
      Class I                   (239,486)                 (342,297)                  (1,093,745)          (811,440)
                             -----------               -----------                  -----------        -----------
  TOTAL SHARE
    TRANSACTIONS              10,384,795                14,290,777                   29,854,760         11,930,685
    Shareholder
      transaction fees
      (Note 2)                    77,631                        --                           --                 --
                             -----------               -----------                  -----------        -----------
  Net increase (decrease)
    from share
    transactions              10,462,426                14,290,777                   29,854,760         11,930,685
                             -----------               -----------                  -----------        -----------
  TOTAL INCREASE
    (DECREASE) IN NET
    ASSETS                    10,674,882                13,381,719                   31,823,860         13,537,824
NET ASSETS
  Beginning of period             10,000                    10,000                       10,000             10,000
                             -----------               -----------                  -----------        -----------
  End of period              $10,684,882               $13,391,719                  $31,833,860        $13,547,824
                             ===========               ===========                  ===========        ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                  $        --               $    91,355                  $    39,969        $        --
CAPITAL SHARE
  TRANSACTIONS:
CLASS S:
  Shares sold by
    subscription                 588,817                   867,160                    1,560,286            632,762
  Issued for
    distributions
    reinvested                     4,078                        --                           --                 --
  Shares redeemed               (105,962)                 (124,605)                    (208,109)           (98,437)
                             -----------               -----------                  -----------        -----------
  Net increase (decrease)
    in fund shares               486,933                   742,555                    1,352,177            534,325
                             ===========               ===========                  ===========        ===========
CLASS I:
  Shares sold by
    subscription                 556,108                   846,965                    1,491,978            610,751
  Issued for
    distributions
    reinvested                     5,245                        --                           --                 --
  Shares redeemed                (23,443)                  (37,150)                     (95,991)           (67,823)
                             -----------               -----------                  -----------        -----------
  Net increase (decrease)
    in fund shares               537,910                   809,815                    1,395,987            542,928
                             ===========               ===========                  ===========        ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                SA FIXED
                                              INCOME FUND
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
                                            2000*      2000*
Net Asset Value, Beginning of Period       $ 10.00    $ 10.00
                                           -------    -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.31       0.35
  Net realized and unrealized gain
    (loss) on securities                      0.06       0.03
                                           -------    -------
Total from Investment Operations              0.37       0.38
                                           -------    -------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.32)     (0.34)
  Distributions from capital gains            0.00       0.00
                                           -------    -------
Total Distributions                          (0.32)     (0.34)
                                           -------    -------

Net Asset Value, End of Period             $ 10.05    $ 10.04
                                           =======    =======

Total Return (1)                              3.76%      3.90%
Net Assets, End of Period (000s)           $11,095    $15,165
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.26%      1.00%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                               3.55%      3.08%
Ratio of Net Investment Income to
  Average Net Assets (2)                      4.13%      4.35%
Portfolio Turnover Rate (1)                     20%        20%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                 $  0.14    $  0.18

  * For the period from July 29, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                            SA INTERNATIONAL
                                               HBTM FUND
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
                                            2000*      2000*
Net Asset Value, Beginning of Period       $ 10.00    $ 10.00
                                           -------    -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.10       0.11
  Net realized and unrealized gain
    (loss) on securities                     (0.09)     (0.08)
                                           -------    -------
Total from Investment Operations              0.01       0.03
                                           -------    -------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.03)     (0.04)
  Distributions from capital gains              --         --
                                           -------    -------
Total Distributions                          (0.03)     (0.04)
                                           -------    -------

Net Asset Value, End of Period             $  9.98    $  9.99
                                           =======    =======

Total Return (1)                              0.15%      0.36%
Net Assets, End of Period (000s)           $17,646    $21,192
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.79%      1.53%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                               3.92%      3.66%
Ratio of Net Investment Income to
  Average Net Assets (2)                      1.86%      2.22%
Portfolio Turnover Rate (1)                      2%         2%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                 $ (0.01)   $  0.00

  * For the period from August 5, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                          SA INTERNATIONAL SMALL
                                               COMPANY FUND
----------------------------------------------------------------
                                          (S CLASS)   (I CLASS)
                                            2000*       2000*
Net Asset Value, Beginning of Period        $10.00      $10.00
                                            ------      ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.15        0.17
  Net realized and unrealized gain
    (loss) on securities                      0.47        0.47
                                            ------      ------
Total from Investment Operations              0.62        0.64
                                            ------      ------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.21)      (0.22)
  Distributions from capital gains              --          --
                                            ------      ------
Total Distributions                          (0.21)      (0.22)
                                            ------      ------

Net Asset Value, End of Period              $10.41      $10.42
                                            ======      ======

Total Return (1)                              5.63%       5.84%
Net Assets, End of Period (000s)            $5,072      $5,613
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.54%       1.28%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                               7.38%       7.08%
Ratio of Net Investment Income to
  Average Net Assets (2)                      0.45%       0.95%
Portfolio Turnover Rate (1)                     25%         25%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                  $(1.79)     $(0.86)

  * For the period from August 5, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                SA U.S.
                                               HBtM Fund
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
                                            2000*      2000*
Net Asset Value, Beginning of Period       $10.00     $10.00
                                           ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.05       0.06
  Net realized and unrealized gain
    (loss) on securities                    (1.43)     (1.44)
                                           ------     ------
Total from Investment Operations            (1.38)     (1.38)
                                           ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income         --         --
  Distributions from capital gains             --         --
                                           ------     ------
Total Distributions                          0.00       0.00
                                           ------     ------

Net Asset Value, End of Period             $ 8.62     $ 8.62
                                           ======     ======

Total Return (1)                           (13.80)%   (13.80)%
Net Assets, End of Period (000s)           $6,405     $6,987
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.39%      1.13%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                              6.00%      5.67%
Ratio of Net Investment Income to
  Average Net Assets (2)                     1.30%      1.57%
Portfolio Turnover Rate (1)                     3%         3%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                 $(0.14)    $(0.12)

  * For the period from August 5, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                SA U.S.
                                              MARKET FUND
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
                                            2000*      2000*
Net Asset Value, Beginning of Period       $ 10.00    $ 10.00
                                           -------    -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.01       0.02
  Net realized and unrealized gain
    (loss) on securities                      1.56       1.57
                                           -------    -------
Total from Investment Operations              1.57       1.59
                                           -------    -------

LESS DISTRIBUTIONS:
  Dividends from net investment income          --         --
  Distributions from capital gains              --         --
                                           -------    -------
Total Distributions                           0.00       0.00
                                           -------    -------

Net Asset Value, End of Period             $ 11.57    $ 11.59
                                           =======    =======

Total Return (1)                             15.60%     15.90%
Net Assets, End of Period (000s)           $15,646    $16,188
Ratio of Net Expenses to Average Net
  Assets (2)                                  1.34%      1.08%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                               3.56%      3.33%
Ratio of Net Investment Income to
  Average Net Assets (2)                      0.16%      0.43%
Portfolio Turnover Rate (1)                      1%         1%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                 $ (0.10)   $ (0.09)

  * For the period from August 5, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                SA U.S.
                                           SMALL COMPANY FUND
--------------------------------------------------------------
                                          (S CLASS)  (I CLASS)
                                            2000*      2000*
Net Asset Value, Beginning of Period       $10.00     $10.00
                                           ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)              (0.02)     (0.01)
  Net realized and unrealized gain
    (loss) on securities                     2.57       2.59
                                           ------     ------
Total from Investment Operations             2.55       2.58
                                           ------     ------

LESS DISTRIBUTIONS:
  Dividends from net investment income         --         --
  Distributions from capital gains             --         --
                                           ------     ------
Total Distributions                          0.00      (0.00)
                                           ------     ------

Net Asset Value, End of Period             $12.55     $12.58
                                           ======     ======

Total Return (1)                            25.50%     25.80%
Net Assets, End of Period (000s)           $6,711     $6,836
Ratio of Net Expenses to Average Net
  Assets (2)                                 1.54%      1.28%
Ratio of Gross Expenses to Average Net
  Assets (2)(3)                              6.96%      6.62%
Ratio of Net Investment Income to
  Average Net Assets (2)                    (0.45)%    (0.18)%
Portfolio Turnover Rate (1)                     4%         4%
Without giving effect to the voluntary
  expense Limitations described in Note
  2 of the Financial Statements, net
  investment income per Share would have
  been (3)                                 $(0.31)    $(0.30)

  * For the period from August 5, 1999 (commencement of operations) through June 30, 2000.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds--Investment Trust, which was changed to the current name on June 7, 1999. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust consists of the following Funds:

    SA Fixed Income Fund
    SA International HBtM Fund
    SA International Small Company Fund
    SA U.S. HBtM Fund
    SA U.S. Market Fund
    SA U.S. Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of the SA Fixed Income Fund, which commenced operations on July 29, 1999. In addition, on November 23, 1999 the Trust's Board of Trustees created two additional Funds which have not yet commenced operations.

    The Funds offer two classes of shares -- Class I and Class S. Each class has its own expense structure, including different shareholder servicing fees and operating expenses. Both classes are offered without a sales charge.

    On July 7, 1999, the SA Fixed Income Fund issued 2,500 Class I shares and 2,500 Class S shares, and each of the SA International HBtM, International Small Company, U.S. HBtM, U.S. Market and U.S. Small Company Funds issued 500 Class I shares and 500 Class S shares at net asset value (the "Initial Shares") to RWB Advisory Services Inc. Effective April 7, 2000, RWB Advisory Services Inc. changed its name to Assante Asset Management Inc. (the "Manager").

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term debt securities are valued based upon prices provided by an independent pricing service. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Trustees of the Funds.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    Investments in the underlying funds of the International Small Company Fund are valued at the closing net asset value per share of each underlying fund as reported on each business day.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. (the "Sub-adviser") will review and continuously monitor the credit worthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    The SA Fixed Income and International HBtM Funds may purchase foreign securities, or in the case of the International Small Company Fund, may purchase other funds that invest in foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities when the contract is closed. Realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At June 30, 2000, the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                         LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY       FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT       AMOUNT      VALUE     (DEPRECIATION)
                           ---------  -----------  ----------  ----------  --------------
Japanese Yen (sell)......  7/10/2000  219,752,351  $2,091,287  $2,075,024     $ 16,263
Japanese Yen (sell)......  7/10/2000   48,512,481     461,980     458,082        3,898
Australian Dollar
  (sell).................  7/19/2000    1,696,244   1,019,613   1,014,756        4,857
Euro (sell)..............  7/19/2000    7,066,266   6,798,172   6,754,606       43,566
British Pounds (sell)....  7/19/2000      313,685     471,491     474,815       (3,324)
Swedish Krona (sell).....  7/19/2000    5,128,947     602,548     582,392       20,156
Canadian Dollar (sell)...  7/24/2000    1,922,760   1,305,203   1,299,968        5,235
Danish Krone (sell)......  7/24/2000    5,537,767     710,471     709,391        1,080
                                                                              --------
                                                                              $ 91,731
                                                                              ========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

    Expenses which cannot be attributed to a particular fund are apportioned among the Funds either evenly or based on relative net assets. Otherwise, expenses are attributed directly to the appropriate fund or class as applicable.

    Investment income, realized and unrealized gains and losses, and common expenses of a fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution and certain other class-specific fees and expense limitations.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    At June 30, 2000, the SA Fixed Income Fund had available a capital loss carryforward of $141 which will expire on June 30, 2008. The loss carryforward is intended to be used to offset future capital gains.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    As of June 30, 2000, the SA Fixed Income Fund has elected for Federal income tax purposes to defer a $26,704 current year post October 31 capital loss as though the loss was incurred on the first day of the next fiscal year.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding the Fixed Income Fund, declares and pays its investment income annually. The Fixed Income Fund declares and pays its net investment income quarterly. All Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the manager in connection with the organization of the Trust and the initial public offering of its shares were immediately expensed by each Fund.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, an indirect, wholly-owned subsidiary of Assante Corporation which is a publicly traded financial service company located in Winnipeg, Canada, under which the Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the rate of 0.85% of the average daily net assets of each Fund. For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of Class S shares, and an annual service fee at the rate of up to 0.05% of the value of average daily net assets of Class I shares of each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until July 15, 2009.

                                            CLASS S      CLASS I
                                            EXPENSE      EXPENSE
FUND                                      LIMIT RATIO  LIMIT RATIO
----                                      -----------  -----------
SA Fixed Income Fund....................      1.26%        1.00%
SA International HBtM Fund..............      1.79%        1.53%
SA International Small Company Fund.....      1.54%        1.28%
SA U.S. HBtM Fund.......................      1.39%        1.13%
SA U.S. Market Fund.....................      1.34%        1.08%
SA U.S. Small Company Fund..............      1.54%        1.28%

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the manager must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitations. As of June 30, 2000, the following amounts are subject to this recapture through July 15, 2002.

                                                      AMOUNT
                                                    SUBJECT TO
FUND                                                RECAPTURE
----                                                ----------
SA Fixed Income Fund..............................   $320,543
SA International HBtM Fund........................    330,510
SA International Small Company Fund...............    251,190
SA U.S. HBtM Fund.................................    288,927
SA U.S. Market Fund...............................    299,745
SA U.S. Small Company Fund........................    309,431

    The Trust and the Manager have entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Inc. ("DFA"). For the sub-advisory services provided to each Fund (other than the International Small Company Fund), DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below. The International Small Company Fund does not pay a fee to DFA for its sub-advisory services. DFA, however, receives administration fees from the feeder funds in which the International Small Company Fund invests and also receives advisory fees for providing advisory services to the corresponding master funds. The sub-advisory fee percentage rate applicable to each Fund is as follows:

                                                    SUB-ADVISORY
FUND                                                 FEE RATIO
----                                                ------------
SA Fixed Income Fund..............................       0.19%
SA International HBtM Fund........................       0.38%
SA U.S. HBtM Fund.................................       0.27%
SA U.S. Market Fund...............................       0.05%
SA U.S. Small Company Fund........................       0.38%

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    DFA has agreed to waive a portion of its sub-advisory fees through June 30, 2000. DFA has waived the following amounts in sub-advisory fees for each Fund:

                                                    WAIVER
FUND                                                AMOUNT
----                                                -------
SA Fixed Income Fund..............................  $28,378
SA International HBtM Fund........................   59,063
SA U.S. HBtM Fund.................................   17,043
SA U.S. Market Fund...............................    6,703
SA U.S. Small Company Fund........................   21,851

    TRUSTEES FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation for their services as trustees

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% on the first $750 million of net assets, plus 0.04% for net assets between $750 million and $1.5 billion, plus 0.02% on net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund.

    During the first six months, State Street has agreed to waive its minimum fee charges for sub-administration, custody and accounting fees subject to certain requirements. The agreement states that if certain requirements are not met, the Funds would repay State Street certain fees waived. As of June 30, 2000, the total fees waived and portion subject to repayment are $359,037 and $103,683, respectively.

    SHAREHOLDER TRANSACTION FEES -- The International Small Company Fund charges a transaction fee of 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is used to protect existing shareholders by offsetting the transaction costs associated with new purchases of securities by the Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, purchases and sales of securities for the period ended June 30, 2000 were as follows:

                                                    PURCHASES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $3,814,993      $21,247,723
SA International HBtM Fund..............            --       35,583,697
SA International Small Company Fund.....            --       11,855,016
SA U.S. HBtM Fund.......................            --       14,509,591
SA U.S. Market Fund.....................            --       29,951,995
SA U.S. Small Company Fund..............            --       12,144,011

                                                      SALES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $       --      $ 2,492,351
SA International HBtM Fund..............            --          297,236
SA International Small Company Fund.....            --        1,266,521
SA U.S. HBtM Fund.......................            --          253,260
SA U.S. Market Fund.....................            --          151,045
SA U.S. Small Company Fund..............            --          253,142

4.  DISTRIBUTIONS

    Through June 30, 2000, the Funds indicated below declared and paid ordinary income distributions. These amounts are as follows:

                                AMOUNTS PER SHARE
                                ------------------
FUND                            S CLASS   I CLASS   DECLARATION DATE  PAYABLE DATE
----                            --------  --------  ----------------  ------------
SA Fixed Income Fund..........  $0.0593   $0.0634        9/24/1999      9/27/1999
SA Fixed Income Fund..........   0.0965    0.1031       12/21/1999     12/22/1999
SA Fixed Income Fund..........   0.0723    0.0788        3/27/2000      3/28/2000
SA Fixed Income Fund..........   0.0925    0.0991        6/26/2000      6/27/2000
SA International HBtM Fund....   0.0344    0.0448       12/21/1999     12/22/1999
SA International Small Company
  Fund........................   0.2141    0.2247       12/21/1999     12/22/1999

5.  SUBSEQUENT EVENTS

    Effective after the close of business on August 11, 2000, the S Class shares of all SA Funds were recapitalized into I Class shares, such that the Funds no longer have any S Class shares outstanding.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------

    Effective August 15, 2000, the Manager has contractually agreed to waive a portion of its management fee and to reimburse expenses to the extent necessary to limit total operating expenses on the I Class shares of each Fund to the amounts shown in the table below. This agreement will remain in effect until August 15, 2002.

                                                      CLASS I
                                                      EXPENSE
FUND                                                LIMIT RATIO
----                                                -----------
SA Fixed Income Fund..............................       0.85%
SA International HBtM Fund........................       1.45%
SA International Small Company Fund...............       1.28%
SA U.S. HBtM Fund.................................       1.05%
SA U.S. Market Fund...............................       0.92%
SA U.S. Small Company Fund........................       1.25%

6. BENEFICIAL INTEREST

    The following table shows the number of shareholders each owning beneficially or of record 5% or more of a class of shares of a Fund outstanding as of June 30, 2000 and the total percentage of the class of shares of the Fund held by such shareholder.

                                          5% OR GREATER SHAREHOLDERS
                                          ---------------------------
                                           NUMBER    % OF CLASS HELD
                                          --------  -----------------
SA Fixed Income Fund -- Class S
  Shares................................       2             52.09%
SA Fixed Income Fund -- Class I
  Shares................................       8             72.98%
SA International HBtM Fund -- Class S
  Shares................................       2             58.62%
SA International HBtM Fund -- Class I
  Shares................................       2             46.12%
SA International Small Company Fund --
  Class S Shares........................       2             57.08%
SA International Small Company Fund --
  Class I Shares........................       3             50.56%
SA U.S. HBtM Fund -- Class S Shares.....       2             58.70%
SA U.S. HBtM Fund -- Class I Shares.....       3             54.36%
SA U.S. Market Fund -- Class S Shares...       2             60.94%
SA U.S. Market Fund -- Class I Shares...       2             55.10%
SA U.S. Small Company Fund -- Class S
  Shares................................       2             60.21%
SA U.S. Small Company Fund -- Class I
  Shares................................       2             53.56%

TAX INFORMATION NOTICE (UNAUDITED)

    For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2000:

    FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2000,

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000 (Continued)

--------------------------------------------------------------------------------
the total amount of foreign taxes that will be passed through to shareholders and the foreign source income for information reporting purposes will be $66,764 (all of which represents taxes withheld) and $564,058, respectively.

    CAPITAL GAINS DISTRIBUTIONS -- On December 21, 1999, the SA International Small Company Fund declared a distribution of $92,392 of which $50,148 represents long term capital gains.

    CORPORATE DIVIDENDS RECEIVED DEDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund.................................  93.80%
SA U.S. Market Fund...............................  100.00%
SA U.S. Small Company Fund........................  100.00%

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
SA Fixed Income Fund
SA International HBtM Fund
SA International Small Company Fund
SA U.S. HBtM Fund
SA U.S. Market Fund
SA U.S. Small Company Fund
(collectively the "Funds")

    In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at June 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers
San Francisco, California
August 23, 2000

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